                                           REGISTRATION NOS. 333-49232/811-03240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                            ------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Pre-Effective Amendment No. [ ]
               Post Effective Amendment No. 3 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 78 [X]

                             -----------------------

               THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

               THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                           --------------------------

                             MARY L. CAVANAUGH, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                           ---------------------------

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  On May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

                           --------------------------

                      TITLE OF SECURITIES BEING REGISTERED:
        POTENTIA(R)GROUP FIXED AND VARIABLE UNALLOCATED ANNUITY CONTRACTS

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP
FIXED AND VARIABLE ANNUITY CONTRACTS
POTENTIA(R)
SEPARATE ACCOUNT A


PROSPECTUS                                                           MAY 1, 2003


The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Potentia that consist of unallocated group annuity contracts (the "Contracts") to certain employer sponsored retirement plans. Potentia is available to participants in retirement programs that qualify for deferral of federal income taxes.

Potentia permits Participants to invest in and receive retirement benefits in a Fixed Account Option and/or an array of Variable Account Options described in this prospectus. Not all Variable Account Options are available under each employer's retirement program.

This prospectus provides information the Plan and Plan Participants should know before investing in Potentia. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2003, contains additional information about Potentia and is part of this prospectus. You may obtain a free copy by calling 1-888-258-3422. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                           VARIABLE INVESTMENT OPTIONS



-------------------------------------------------------------------------------------------------------------------
                                                                                American Century Ultra Fund,
     VALIC COMPANY I                       VALIC COMPANY II                            Investor Class
-------------------------------------------------------------------------------------------------------------------
Growth & Income Fund              Aggressive Growth Lifestyle Fund       Janus Adviser Worldwide Fund, Class I
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                Capital Appreciation Fund              Putnam Global Equity Fund, Class A
-------------------------------------------------------------------------------------------------------------------
Money Market I Fund               Conservative Growth Lifestyle Fund     Putnam New Opportunities Fund, Class A
-------------------------------------------------------------------------------------------------------------------
Science & Technology Fund         Core Bond Fund                         Putnam OTC & Emerging Growth Fund, Class A
-------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund              Moderate Growth Lifestyle Fund
-------------------------------------------------------------------------------------------------------------------
Social Awareness Fund             Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------
Stock Index Fund                  Strategic Bond Fund
-------------------------------------------------------------------------------------------------------------------


TABLE OF CONTENTS


                                                                   Page
Glossary of Terms                                                   5
Fee Table                                                           6
Summary                                                             7
Selected Purchase Unit Data                                        10
General Information                                                11
     About Potentia                                                11
     About VALIC                                                   11
     About VALIC Separate Account A                                11
     Units of Interests                                            12
     Distribution of the Contracts                                 12
Fixed Account Option                                               12
Variable Account Options                                           12

Purchase Period                                                    13
     Purchase Payments                                             13
     Purchase Units                                                14
     Calculation of Purchase Unit Value                            14
     Potentia General Account Unit Value Calculations              14
     Variable Account Options Unit Value Calculations              15
     Stopping Purchase Payments                                    15
Transfers Between Investment Options                               15
     During the Purchase Period                                    16
     During the Payout Period                                      16
     Effective Date of Transfer                                    16
     Market Timing                                                 16
Fees and Charges                                                   16
     Premium Tax Charge                                            17
     Separate Account Charges                                      17
     Fund Annual Expense Charges                                   17
     Other Tax Charges                                             17
     Market Value Adjustment                                       17
Payout Period                                                      17
     Fixed Payout                                                  18
     Variable Payout                                               18
     Combination Fixed and Variable Payout                         18
     Payout Date                                                   18
     Payout Options                                                19
     Enhancements to Payout Options                                19
     Payout Information                                            19
Surrender of Account Value                                         20
     When Surrenders Are Allowed                                   20
     Surrender Restrictions                                        20
     Partial Surrenders                                            20
     Potentia General Account                                      21
Death Benefits                                                     21
     Beneficiary Information                                       21
     During the Payout Period                                      22
Investment Performance of Separate Account Divisions               22
Other Contract Features                                            24
     Changes That May Not Be Made                                  24
     We Reserve Certain Rights                                     24
     Fund Changes                                                  24
     Relationship to Employer's Plan                               25
Voting Rights                                                      25
     Who May Give Voting Instructions                              25
     Determination of Fund Shares Attributable to Your Account     25
     How Fund Shares Are Voted                                     25
Federal Tax Matters                                                26
     Type of Plans                                                 26
     Tax Consequences in General                                   26
     Effect of Tax-Deferred Accumulations                          27
Contents of Statement of Additional Information                    29

GLOSSARY OF TERMS

Unless otherwise specified in this prospectus, the words "We," "Us," "Our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms We use in this prospectus are:

     ACCOUNT VALUE - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

     ANNUITANT - the individual (in most cases, you) to whom Payout Payments will be paid.

     ASSUMED INVESTMENT RATE - The rate used to determine your first monthly payout payment per thousand dollars of account value in your variable account option.

     BENEFICIARY - the individual designated to receive Payout Payments upon the death of the Annuitant.

     CONTRACT OWNER - the individual or entity to whom the annuity contract ("Contract") is issued. For a group annuity contract this will usually be your employer. For individual contracts, this will usually be you.

     FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in a VALIC general account.

     HOME OFFICE - located at 2929 Allen Parkway, Houston, Texas 77019.

     MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

     PARTICIPANT - the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

     PARTICIPANT YEAR - a twelve month period starting with the issue date of a Contract and each anniversary of that date.

     PAYOUT PERIOD - the time when you begin to withdraw your money in a steady stream of payments. Also may be called the "Annuity Period."

     PAYOUT UNIT - A measuring unit used to calculate payout payments from your variable account option. Payout unit values will vary with the investment experience of the VALIC Separate Account A Division.

     PROOF OF DEATH - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

     PURCHASE PAYMENTS - an amount of money you or your employer pay to VALIC to receive the benefits of an annuity Contract offered by the Contracts.

     PURCHASE PERIOD - the time between your first Purchase Payment and your Payout Period (or surrender). Also may be called the "Accumulation Period."

     VALIC SEPARATE ACCOUNT A - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

     VARIABLE ACCOUNT OPTIONS -- investment options that correspond to Separate Account Divisions offered by the Contracts. Each Division is a subaccount of VALIC separate Account A. Each Separate Account Division represents Our investment in a different mutual fund.

FEE TABLE


The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.


CONTRACT OWNER/PARTICIPANT EXPENSES (1)
     Maximum Surrender Charge                                              0.00%
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.
ACCOUNT MAINTENANCE FEE                                                     $ 0
SEPARATE ACCOUNT EXPENSES (as a percentage of Separate Account net assets) (2)

     Mortality and Expense Risk                                            1.45%


The next table shows the total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning the Mutual Funds' fees and expenses is contained in the prospectus for the Funds.



-----------------------------------------------------------------------------------------------------------
           TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                        MINIMUM             MAXIMUM
-----------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund,                  0.37%                1.58%
including management fees, distribution and/or service (12b-1) fees, and other expenses)
-----------------------------------------------------------------------------------------------------------


(1) Premium taxes are not shown here, but may be charged by some states. See "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" and "Exceptions to Surrender Charge" in this prospectus. Account maintenance fee reduces to $15 after first Participant Year. No surrender charge will be applied if your account has been in effect for 15 years or longer, or your account has been in effect for 5 years or longer and you have attained age 59 1/2. There will be no surrender charge on purchase payments received more than 60 months prior to surrender. Also, in any Participant Year, withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



(1) If you surrender or do not surrender your Contract at the end of the applicable time period:



-------------------------------------------------
1 YEAR          3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------
$306            $936         $1,592      $3,349
-------------------------------------------------


Note: This example should not be considered representations of past or future expenses for VALIC Separate Account A or for the Mutual Funds. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SUMMARY

Potentia is VALIC's combination fixed and variable annuity that offers Participants a wide choice of investment options and flexibility. A summary of Potentia's major features is presented below. For a more detailed discussion of Potentia, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Potentia offers a choice from among 19 Variable Account Options and one Fixed Account Option, the Potentia General Account. An employer's retirement program will describe which investment options are available to Participants. All money contributed to a Contract is initially allocated to the Potentia General Account where it will remain until We are instructed to transfer amounts to a Variable Account Option. See "Fixed Account Option" and "Variable Account Options" below.

CHOOSING INVESTMENT OPTIONS


There are 20 investment options offered in Potentia. This includes the Potentia General Account and 19 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 ("1940 Act"). The Potentia General Account is not subject to regulation under the 1940 Act and is not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Potentia General Account. However, federal securities law does require such data to be accurate and complete.


TRANSFERS

There is no charge to transfer money among Potentia's investment options. Account Values may be transferred between Variable Account Options or between a Variable Account Option and the Potentia General Account at any time during the Purchase Period (please see the "Purchase Period" section in the Prospectus).

Transfers can be made by the Plan or its administrator by contacting Our Home Office at 1-888-258-3422. Our home office is located at 2929 Allen Parkway, Houston, Texas 77019. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

LOANS

The Potentia contract does not have a provision for contract loans. However, the employer or plan sponsor may offer loans through the Plan. A loan would be reflected as a withdrawal from the Potentia contract and a loan from the Plan trustee or third party administrator. Withdrawals from the Potentia General Account performed to fund Plan loans will be subject to a market value adjustment.

FEES AND CHARGES

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES

An annual separate account charge will be assessed at an aggregate annualized rate of 1.45% on the average daily net asset value of VALIC Separate Account A.

More information on Fees may be found in the prospectus under the headings "Fees and Charges" and "Fee Table."

PAYOUT OPTIONS

When a Participant withdraws their money, they can select from several payout options: a lifetime annuity (which guarantees payment for as long as they live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts often can be purchased with after-tax dollars, the Potentia contract is offered primarily in conjunction with retirement programs which receive favorable tax treatment under federal law. For a more detailed discussion of these income tax provisions, see the "Federal Tax Matters" section of the prospectus and of the Statement of Additional Information.

Annuities, custodial accounts and trusts used to fund tax qualified retirement plans and programs (such as those established under IRC sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax qualified plan or program, you should know that an annuity does not provide additional tax deferral beyond the tax qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Mortality and expense risk fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. For more information on Purchase Payments, refer to the "Purchase Period" section of the prospectus.


SELECTED PURCHASE UNIT DATA



Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract, invested in a variable account option as shown.



                                                            AS OF DECEMBER 31, 2002

                                                        PURCHASE UNITS    PURCHASE UNIT
           VARIABLE ACCOUNT OPTION                         IN FORCE           VALUE
American Century Ultra Fund - Division 31                       --            0.635
---------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund - Division 47                  10,453            0.579
---------------------------------------------------------------------------------------
Putnam Global Equity Fund - Division 28                      2,467            0.575
---------------------------------------------------------------------------------------
Putnam New Opportunities Fund - Division 26                     --            0.472
---------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund - Division 27                 --            0.378
---------------------------------------------------------------------------------------
VALIC Company I
---------------------------------------------------------------------------------------
Growth & Income Fund - Division 16                              --            0.687
---------------------------------------------------------------------------------------
Mid Cap Index Fund - Division 4                             39,771            0.802
---------------------------------------------------------------------------------------
Money Market I Fund - Division 6                            18,224            1.014
---------------------------------------------------------------------------------------
Science & Technology Fund - Division 17                         --            0.338
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Small Cap Index Fund - Division 14                          13,549            0.745
---------------------------------------------------------------------------------------
Social Awareness Fund - Division 12                             --            0.660
---------------------------------------------------------------------------------------
Stock Index Fund - Division 10c                             42,075            0.659
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                                                        PURCHASE UNITS    PURCHASE UNIT
           VARIABLE ACCOUNT OPTION                         IN FORCE           VALUE
VALIC Company II
---------------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund - Division 48               6,821            0.698
---------------------------------------------------------------------------------------
Capital Appreciation Fund - Division 39                         --            0.532
---------------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund - Division 50            41,947            0.901
---------------------------------------------------------------------------------------
Core Bond Fund - Division 58                                 2,273            1.121
---------------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund - Division 49                20,413            0.818
---------------------------------------------------------------------------------------
Small Cap Growth Fund - Division 35                             --            0.514
---------------------------------------------------------------------------------------
Strategic Bond Fund - Division 59                            2,776            1.089
---------------------------------------------------------------------------------------


GENERAL INFORMATION

ABOUT POTENTIA

Potentia was developed to help Participants save money for their retirement. It offers a combination of fixed and variable investment options that Participants can invest in to help them reach their retirement savings goals. Contributions to Potentia can come from different sources, like payroll deductions or money transfers. The retirement savings process with Potentia will involve two stages: the Purchase Period and the Payout Period. The first is when Participants make contributions into Potentia called "Purchase Payments." The second is when Participants receive their retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

Participants may choose, depending upon their retirement savings goals, personal risk tolerances, and retirement plan, to invest in the Potentia General Account and/or the Variable Account Options described in this prospectus. The Plan provides for Participant retirement benefits by allowing the Participant to select an annuity for their payout.

The Potentia contract is unallocated, which means that VALIC will not maintain separate Participant account records and will not issue a separate contract or certificate to the Participant. However, the Participant's interest in the Contract, as reflected in records maintained by or on behalf of the Plan sponsor, are subject to all of the applicable restrictions under Code Section 403(b), and to plan limitations that may be more restrictive than the Code restrictions. Most Participant rights described in this prospectus may be exercised by contacting the Plan's administrator or another Plan representative, rather than contacting VALIC directly. This helps ensure compliance with the employer's Plan.

ABOUT VALIC

We were originally organized on December 21, 1955, as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Potentia. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.


On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by the American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading U.S.-based international insurance and financial services organization, the largest underwriter of commercial and industrial insurance in the United States, and among the top-ranked U.S. life insurers. Its member companies write a wide range of general insurance and life insurance products for commercial, institutional and individual customers through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. AIG VALIC is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; VALIC Trust Company; and VALIC, offering a wide array of investment and insurance products, as well as financial and retirement planning services.


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

Money directed into Potentia's Variable Account Options will be sent through VALIC'S Separate Account A. You do not invest directly in the Variable Account Options. VALIC's Separate Account A invests in the Variable Account Option on behalf of your account. VALIC Separate Account A is made up of what We call "Divisions." Nineteen Divisions are available and represent the Variable Account Options in Potentia. Each of these Divisions invests in a different Mutual Fund made available through Potentia. For example, Division Ten represents and invests in the (VALIC Company I) Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979, under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Potentia, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. The Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Potentia be held exclusively for the benefit of the Plan, Participants, Annuitants, and beneficiaries of Potentia. The commitments under the Contracts are VALIC's, and AGC and AIG have no legal obligation to back these commitments. When We discuss performance information in this prospectus, We mean the performance of a VALIC Separate Account A Division.

UNITS OF INTEREST

Investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

FIXED ACCOUNT OPTION

Potentia offers one Fixed Account Option, the Potentia General Account. The Potentia General Account provides fixed-return investment growth. This account is guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. With the exception of the market value adjustment, which generally will be applied to withdrawals after the first plan year in excess of certain amounts, We bear the entire investment risk for the Potentia General Account. All Purchase Payments and interest earned on such amounts in the Potentia General Account will be paid regardless of the investment results experienced by the Company's general assets. Certain limitations may also apply. See "Transfers Between Investment Options" and "Market Value Adjustment" in this prospectus.

VARIABLE ACCOUNT OPTIONS

Potentia provides nineteen Variable Account Options. The Plan may limit the number of Variable Account Options available to its Participants to a smaller number. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund.

American Century Ultra Fund -- seeks long-term capital growth through investments primarily in common stocks that are considered to have greater than average prospects for appreciation. Adviser: American Century Investment Management, Inc.

Janus Adviser Series Worldwide Fund -- seeks long-term growth of capital in a manner consistent with the preservation of capital, by investing in common stocks of companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.
Adviser: Janus Capital Management, LLC.


Putnam Global Equity Fund -- Class A Shares -- seeks capital appreciation by investing in common stocks of companies worldwide. The Adviser invests mainly in midsized and large companies with favorable investment potential. Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets. Adviser: Putnam Investment Management, LLC.


Putnam New Opportunities Fund -- Class A Shares-- seeks long-term capital appreciation by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that the Adviser believes have high growth potential. Adviser: Putnam Investment Management, LLC.

Putnam OTC & Emerging Growth Fund -- Class A Shares -- seeks capital appreciation by investing mainly in common stocks of U.S. companies traded in the over-the-counter market and common stocks of "emerging growth" companies listed on the securities exchanges with a focus on growth stocks. Emerging growth companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry. Adviser: Putnam Investment Management, LLC.

VALIC COMPANY I FUNDS


Growth & Income Fund -- seeks long-term growth of capital and secondarily, current income through investment in common stocks and equity-related securities. Adviser: VALIC. Sub-adviser: AIG SunAmerica Asset Management Corp.



Mid Cap Index Fund (1) -- seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.



Money Market I Fund -- seeks liquidity, protection of capital and current income thorough investments in short-term money market instruments. Adviser: VALIC. Sub-adviser: AIG SunAmerica Asset Management Corp.



Science & Technology Fund -- seeks long-term capital appreciation through investments primarily in the common stocks of companies that are expected to benefit from the development, advancement and use of science and technology.
Adviser: VALIC. Sub-adviser: T. Rowe Price Associates, Inc.



Small Cap Index Fund (2) -- seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.



Social Awareness Fund -- seeks growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.



Stock Index Fund (1) -- seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index. Adviser:
VALIC. Sub-adviser: AIG Global Investment Corp.


VALIC COMPANY II FUNDS


Aggressive Growth Lifestyle Fund -- seeks growth through investments in VALIC Company I or VALIC Company II Funds. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.



Capital Appreciation Fund -- seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies. Adviser: VALIC. Sub-adviser: Credit Suisse Asset Management LLC.



Conservative Growth Lifestyle Fund -- seeks current income and low to moderate growth of capital through investments in VALIC Company I or VALIC Company II Funds. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.



Core Bond Fund -- seeks the highest possible total return consistent with conservation of capital through investment in medium- to high quality fixed income securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.



Moderate Growth Lifestyle Fund -- seeks growth and current income through investments in VALIC Company I or VALIC Company II Funds. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.



Small Cap Growth Fund -- seeks long-term growth from a portfolio of equity securities of small capitalization growth companies. Adviser: VALIC. Sub-adviser: Franklin Advisers, Inc.



Strategic Bond Fund -- seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of. income producing securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.


-----------
(1) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). The Mid Cap Index Fund and Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds.

(2) The Russell 2000(R)Index is a trademark/servicemark of Frank Russell Trust Company. Russell (TM) is a trademark of the Frank Russell Company.

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned.


Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with Us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Fund's prospectus.


PURCHASE PERIOD

The Purchase Period begins when the first Participant Purchase Payment is made and continues until that Participant begins his Payout Period. The Purchase Period can also end for any Participant when a Potentia account is surrendered before the Payout Period. The amount, number, and frequency of Purchase Payments is determined by the retirement plan for which Potentia was purchased.

PURCHASE PAYMENTS

Initial Purchase Payments must be received by VALIC either with, or after, a completed Plan application. The Contract Owner or the Plan's administrator is responsible for furnishing instructions to Us (a contribution flow report) as to the amount being applied to each account option.

When an initial Purchase Payment is accompanied by an application, within 2 business days We will:

- Accept the Application and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount, on the date We accept your application, to the Fixed Account Option or Variable Account Option selected;

-    Reject the Application and return the Purchase Payment; or

- Request Additional Information to correct or complete the application. In the case of an individual variable annuity contract, We may return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide Us with the requested information, We will establish your account and apply your Purchase Payment, on the date We accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If We receive Purchase Payments from the Plan before We receive its completed application, We will not be able to establish a permanent account for the Plan. Under those circumstances, We will return the Purchase Payment to the employer.

If mandated under applicable law, We may be required to reject a Purchase Payment. We may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by the Plan in a Variable Account Option. Purchase Units apply only to the Variable Account Options selected by the Plan. Purchase Unit values and the gross investment rate are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time. Once We have established the Plan's account and have applied its initial Purchase Payment as described above, any subsequent Purchase Payment received by Us, or the Plan's administrator acting on Our behalf, before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of the Variable Account Options will fluctuate. The calculation methods are shown below. For more information as to how Purchase Unit Values are calculated, see the Statement of Additional Information.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:

STEP 1: Calculate the gross investment rate:
     The Gross Investment Rate
     EQUALS
     The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division
     DIVIDED BY
     The value of the Division for the immediately preceding day on which the values are calculated.

STEP 2: Calculate the net investment rate for any day as follows:
     Net Investment Rate
     EQUALS
     Gross Investment Rate (calculated in Step 1)
     MINUS
     Separate Account charges and any income tax charges.

STEP 3: Determine Purchase Unit Value for a day.
     The Purchase Unit Value for a day
     EQUALS
     The Purchase Unit Value for the immediate preceding day
     MULTIPLIED BY
     The Net Investment Rate (as calculated in Step 2) plus 1.00.

POTENTIA GENERAL ACCOUNT UNIT VALUE CALCULATIONS

The Potentia General Account may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. A Plan may allocate all or a portion of Participant Purchase Payments to the Potentia General Account. All payments under Potentia are initially allocated to the Potentia General Account, before being transferred to the Variable Account Options as instructed. A complete discussion of the Potentia General Account may be found in the "Summary" and "Fixed Account Option" sections in this prospectus. The value of your Potentia General Account investment may be affected by a market value adjustment will be applied to withdrawals after the first plan year in excess of certain amounts. See the "Market Value Adjustment" section below. Here is how a Participant may calculate the value of their Potentia General Account during the Purchase Period:

     Value of The Potentia General Account
     EQUALS
     All Purchase Payments made to the Potentia General Account
     PLUS
     Amounts transferred from Variable Account Options to the Potentia General Account
     PLUS
     All interest earned
     MINUS
     Amounts transferred or withdrawn from Potentia General Accounts (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS UNIT VALUE CALCULATIONS

A Plan may allocate all or a portion of Participant Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value the Plan's accounts will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units the Plan's accounts will be credited for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of the Plan's accounts may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in an account during the Purchase Period:

     The value of a Variable Account Option
     EQUALS
     The total number of Purchase Units
     MULTIPLIED BY
     The Current Purchase Unit Value.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before the Potentia contract has been surrendered by the Plan. The value of the Purchase Units will continue to vary. The Plan's Account Value will continue to be subject to change.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Participants may request a transfer of all or part of their portion of the Account Value between the various Fixed Account and Variable Account Options in Potentia through the Plan's administrator or another designated representative of the Plan without a charge. The Account Value is the total sum of the Plan's Potentia General Account and Variable Account Options that have not yet been applied to payout payments. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below.

DURING THE PURCHASE PERIOD

We currently permit transfers between Variable Account Options or between a Variable Account Option and the Potentia General Account, at any time. We may, however, limit the number, frequency (minimum period of time between transfers) or amount of transfers a Plan or its Participants can make. The underlying Mutual Fund of any Variable Account Option may also impose similar limitations or restrictions on the transfers to or from such Fund and may refuse your transaction. Please refer to the current prospectus for each Fund to determine if additional limitations or restrictions apply.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers between Potentia's investment options may be subject to certain limitations imposed by the annuity option purchased. In no event may transfers be done once payout begins from the Potentia General Account.


We will send the Plan confirmation of the completed transfer within 5 days from the date of its instruction. When the Plan or its administrator receives its confirmation, it is the Plan's duty to verify the information shown, and advise Us of any errors immediately.


EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received by Us, or the Plan's administrator acting on Our behalf, before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. Eastern time); otherwise

-    The next date values are calculated.


MARKET TIMING - FREQUENT TRANSFERS



The Contracts and the Variable Account Option are not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short-term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Mutual Fund. These market timing strategies are disruptive to the underlying Mutual Funds and are thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.



Regardless of the number of transfers you have made, We will monitor and may terminate or restrict your transfer privileges, after We notify you of the restriction in writing, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners.


FEES AND CHARGES

By investing in Potentia, Participants may be subject to four basic types of fees and charges:

-    Premium Tax Charge

-    Separate Account Charges

-    Fund Annual Expense Charge

-    Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus. In addition, certain charges may apply to the Potentia General Account which are discussed at the end of this section.

Throughout this prospectus you will find repeated references to the tax-deferred nature of the annuity contract, as well as the tax-deferred nature of contributions to qualifying retirement programs. There is no fee for this tax-deferred feature. Instead, the tax deferral is a result of the application of federal income tax rules to the contract and, if applicable, to the retirement program under which this contract is purchased.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, We will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If We deduct an amount for premium taxes, but later find the tax was not due, We will adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date We determined the tax was not due.

SEPARATE ACCOUNT CHARGES

There will be a separate account charge applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.45% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The separate account charge is to compensate the Company for assuming mortality and expense risks under Potentia. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for a Participant's life no matter how long that might be. The expense risk is Our obligation to cover the cost of issuing and administering Potentia, no matter how large the cost may be.

The Company may make a profit on the separate account charge. For more information about the Separate Account Charge, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges indirectly cost the Plan because they lower its return. Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that We may have to pay. This could include federal income taxes. Currently, no such charges are being made.

MARKET VALUE ADJUSTMENT

The Potentia General Account will be guaranteed to receive a stated rate of interest that is periodically determined. We guarantee the Potentia General Account will earn at least 3% per annum. Plan withdrawals after the first policy year in excess of 20% of the Account Value of the Potentia General Account as of the last anniversary of the Potentia Contract will be subject to a market value adjustment. This adjustment may be positive, negative, or zero based upon the differences in interest rates at the time the Contract was established or over the last five years, if less, and at the time of the withdrawal. Any negative adjustment will be waived to the extent it decreases the surrender value below the minimum guaranteed rate of 3%. This adjustment will not apply to any withdrawals of Account Value in the Potentia General Account used to purchase an annuity. For more information on the market value adjustment, see "Surrender of Account Value" below. The Plan should review the Contract for additional information on the Potentia General Account.

PAYOUT PERIOD

The Payout Period on an annuity begins when a Participant decides to withdraw their money in a steady stream of payments. If the Plan permits, a Participant may be able to apply any portion of any amounts payable to one of the types of Payout Options listed below. A Participant may choose to have their Payout Option on either a fixed, a variable, or a combination payout basis. When a Participant chooses to have their Payout Option on a Variable basis, they may keep the same Variable Account Options they had under the Plan.

FIXED PAYOUT

Under Fixed Payout, a Participant will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments may depend on:

-    Type and duration of Payout Option chosen;

-    Your age or your age and the age of your survivor(1);

-    The amount being applied; and

-    The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of the Participant's payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, a Participant may select from their existing Variable Account Options. A Participant's payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options the Participant selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate the Participant selected. Assumed Interest Rate means the rate used to determine a Participant's first monthly Payout Payment per thousand dollars of Account Value in their Variable Account Options(s). A Payout Unit is a measuring unit used to calculate Payout Payments from a Participant's variable account option. Payout Unit values will vary with the investment experience of the VALIC Separate Account a divisions the Participant selected.

For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional information.

In determining a Participant's first Payout Payment, an Assumed Investment Rate of 3% is used (unless the Participant selects a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds the Participant's Assumed Investment Rate, the Participant's next payment will be greater than their first payment. If the investment experience of the Variable Account Option is lower than the Participant's Assumed Investment Rate, the Participant's next payment will be less than their first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, the Participant may choose:

-    From the existing Variable Account Options (payments will vary); with a

-    Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by a Participant which under the annuity payout payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. The Participant's account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to Our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when a Participant attain age 59 1/2 or separates from service, but must be no later than April 1 following the calendar year a Participant reaches age 70 1/2 or the calendar year in which a Participant retires. For additional information on the minimum distribution rules that apply to payments under 403(b), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

A Participant may specify the manner in which their Payout Payments are made. A Participant may select one of the following options:

- Life Only - payments are made only to a Participant during their lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

- Life with Guaranteed Period - payments are made to a Participant during their lifetime, but if they die before the guaranteed period has expired, their beneficiary will receive payments for the rest of their guaranteed period.

- Life with Cash or Unit Refund - payments are made to a Participant during their lifetime. Upon their death, their beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

- Joint And Survivor Life - payments are made to a Participant during the joint lifetime of the Participant and their beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of third payment.

- Payment for a Designated Period - payments are made to the Participant for a select number of years between five and thirty. Upon the Participant's death, payments will continue to their beneficiary until the designated period is completed. An Annuitant or other payee receiving a Variable Payout under this option can select at any time to withdraw all or a portion of the value of the remaining Variable Payout. An Annuitant or other payee will receive one payment for the withdrawal. We calculate the value of any remaining Variable Payouts by assuming that each payment is equal and by discounting each payment to the present at an annual rate of 3% (the "assumed amount"). We calculate the "assumed amount" of each remaining payment as of the end of the Valuation Period in which We receive the Annuitant's request for a withdrawal.

ENHANCEMENTS TO PAYOUT OPTIONS

A Participant may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once a Participant's Payout Payments have begun, the option they have chosen may not be stopped or changed. Any one of the variable account options may result in a Participant receiving unequal payments during their life expectancy. If payments begin before age 59 1/2, a Participant may suffer unfavorable tax consequences, in the form of an excise tax, if the Participant does not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

A Participant's Payment Option should be selected at least 30 days before their Payout Date. If such selection is not made:

-    Payments will be made under the Life with Guaranteed Period Option,

-    The payments will be guaranteed for a 10 year period,

- The payments will be based on the allocation used for the Participant's Purchase Payments,

- The Fixed Account Option will be used to distribute payments to the Participant on a Fixed Payout basis, and

- The Variable Account Options will be used to distribute payments to the Participant on a Variable Payout basis.

A Participant's first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of a Participant's payment is less than $25, We reserve the right to reduce the number of payments made each year so each of a Participant's payments are at least $25, subject to any limitations under the Contract or Plan.

SURRENDER OF ACCOUNT VALUE

WHEN SURRENDERS ARE ALLOWED

The Contract Owner may withdraw all or part of the Participant's Account Value at any time before Payout begins if:

-    allowed under federal or state law

-    allowed under the Plan

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until We receive instructions from the appropriate regulator, due to the USA Patriot Act.

The Plan's maximum Surrender Value equals the Plan's Account Value next computed after its properly completed request for surrender is received in Our Home Office subject to any applicable market value adjustment.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of Purchase Payments received by Us.

We will mail the Surrender Value within 7 calendar days after We receive a properly completed surrender request. However, We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of the Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b) permits total or partial distributions of elective deferrals or certain other amounts transferred into this Contract from a 403(b)(7) custodial account, or a 403(b) annuity contract, only on account of hardship (generally employee contributions only, without accrued interest), attainment of age 59 1/2, separation from service, death or disability. An employer's Plan may impose additional restrictions on withdrawals of these and other amounts.

PARTIAL SURRENDERS

The Contract Owner may request a partial surrender of the Participant's Account Value at any time, subject to any applicable surrender restrictions. A partial surrender will reduce the Account Value.

The reduction in the number of Purchase Units credited to the Plans Variable Account Option Account Value will equal the amount surrendered from the Variable Account Option divided by the Plan's Purchase Units next calculated after the request for surrender is received at Our Home Office.

POTENTIA GENERAL ACCOUNT

For withdrawals made during the first year of the Contract, no charges or value adjustments will be made. For withdrawals made after the first year of the Contracts, up to 20% of the Potentia General Account Accumulation Value as of the last Contract anniversary will be free from any charge or adjustment in value. All withdrawals above those limits will be subject to a market value adjustment as follows:

     (1 + A)(5) divided by (1 + B)(5)

     - Where A = the average 10 year Treasury Constant Maturity Series rate computed as an average of such rates as of the last business day of the last 60 complete calendar months or the number of complete months since the Contract issue if less, determined as of the time of the transaction; and

     - Where B = the 10 year Treasury Constant Maturity Series rate determined as of the last business day of the calendar month prior to the transaction.

DEATH BENEFITS

If a Participant dies before withdrawing his or her entire interest in the Contract, the remaining interest will be paid to the Participant's beneficiary(ies) as determined under the Plan, in accordance with the Plan and the Code. If the Participant dies during the Payout period, the remaining annuity payments, if any, will be paid to the Participant's beneficiary(ies) as determined under the Plan and as described below.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

-    In lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the Plan, if any.

Spousal Beneficiaries

A Spousal beneficiary may receive death benefits as shown above; or


In the case of a qualified Contract,



- may delay any distributions until the Annuitant would have reached age 70 1/2; or



- may roll the funds over to an IRA or certain retirement plans in which the spousal beneficiary participates.


Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

-    In full within 5 years after the Annuitant's death; or

-    By payments beginning within 1 year after the Annuitant's death under:

-    A life annuity;

-    A life annuity with payments certain; or

- An annuity for a designated period not exceeding the Beneficiary's life expectancy.

An Annuitant is a person designated to receive annuity payments. This may be a Participant or his beneficiaries.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by the Participant may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Potentia.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, a Participant's Beneficiary may receive a death benefit depending on the Payout Options selected. The amount of death benefits will also depend on the Payout Option that the Participant selected. The Payout Options available are described in the "Payout Period" section of this prospectus.

- If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

- If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

-    Receive the present value of any remaining payments in a lump sum; or

- Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

- Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE ACCOUNT DIVISIONS


We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what a Participant's actual investment experience will be in that Division or show past performance under an actual contract. For more information on how performance is calculated and historical performance information, see the Statement of Additional Information.



Some of the Divisions (and Mutual Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Potentia was first available to you. We may therefore, advertise investment performance since the inception of the Mutual Funds. In each case, We will use the charges and fees imposed by Potentia in calculating the Division's investment performance.


OTHER CONTRACT FEATURES

CHANGES THAT MAY NOT BE MADE

The Contract Owner may not be changed once their account has been established:

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

-    Amend the Contract for Fund Changes;

-    Amend the Contract to comply with tax or other laws;

- Make changes (upon written notice) that would apply only to new Participants after the effective date of the changes;

- Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

- Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

-    Stop accepting new Participants under a Contract.

FUND CHANGES

We may amend your Contract to match changes to the funds offered under your Contract. For example, We may establish new funds, delete funds, or stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if We receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new fund offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your fund choices.

RELATIONSHIP TO EMPLOYER'S PLAN

Participants should always refer to the terms and conditions in the Plan, including any Plan limitations that may limit a Participant's rights with respect to amounts held under the Potentia Contract, when reviewing the descriptions of Potentia in this prospectus.

VOTING RIGHTS

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on the Plan's behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. Subject to any contrary provisions in the Plan, Participants may be entitled to give voting instructions to Us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, the Plan will dictate whether Participants will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. Plans will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO AN ACCOUNT

During Purchase Period

The number of Fund shares attributable to A Plan's account will be determined on the basis of the Purchase Units credited to the Plan's account on the record date set for the Fund shareholder meeting.

During Payout Period or After A Death Benefit Has Been Paid

The number of Fund shares attributable to a Participant's account will be based on the liability for future variable annuity payments to their payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Potentia may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General Corporation group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, We may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS


Potentia provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. A Participant should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code of 1986, as amended ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult a personal tax adviser regarding how the current rules apply to a specific situation.


TYPE OF PLANS

Potentia Contracts are offered primarily to employer-sponsored tax-qualified retirement programs. The Contracts offered with this prospectus are issued only to Code Section 403(b) annuity plans. Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under the foregoing retirement arrangements are "Qualified Contracts."

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect under an employer's 403(b) Plan. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and a personal tax advisor.

Purchase Payments under Potentia can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute investment in the Contract. Potentia Contracts offered under this prospectus are only offered to 403(b) programs. Contracts offered under such programs receive deferral of tax on the inside build-up of earnings on invested Purchase Payments until a distribution occurs. See the Statement of Additional Information for special rules.

Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a qualified Contract described in Section 403(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these qualified Contracts under current law.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

- A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

- A Nonqualified contract purchased with after-tax contributions (Purchase Payments); and

-    Taxable accounts such as savings accounts.


Bar chart here
10 Years:
Taxable Account $16,189
Nonqualified Contract Tax-Deferred Annuity $18,128

Tax-Deferred Annuity $24,833



20 Years:
Taxable Account $44,747
Nonqualified Contract Tax-Deferred Annuity $57,266
Tax-Deferred Annuity $78,447



30 Years:
Taxable Account $95,124
Nonqualified Contract Tax-Deferred Annuity $141,761
Tax-Deferred Annuity $194,194



This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a Nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($138.89 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 27% tax rate and an 8% annual rate of return. Variable options incur Separate Account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.



Unlike taxable accounts, contributions made to tax-favored retirement programs and Nonqualified contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.



To further illustrate the advantages of tax-deferred savings using a 27% Federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 5.76% under a taxable program. THE 8% RETURN ON THE TAX-DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.



By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:



PAYCHECK COMPARISON                            Tax-Favored Retirement Program      Taxable Account
---------------------------------------------------------------------------------------------------
Annual amount available for savings before                 $2,500                      $2,500
federal taxes
--------------------------------------------------------------------------------------------------
Current federal income tax due on Purchase
Payments                                                        0                      $(675)
--------------------------------------------------------------------------------------------------
Net retirement plan Purchase Payments                      $2,500                      $1,825
--------------------------------------------------------------------------------------------------



This chart assumes a 27% federal income tax rate. The $675 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,825 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,825 while the contribution to a taxable account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.


CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


General Information.............................................................      3
     Marketing Information......................................................      3
     Endorsements and Published Ratings.........................................      3
Types of Variable Annuity Contracts.............................................      4
Federal Tax Matters.............................................................      4
     Tax Consequences of Purchase Payments to 403(b) Annuities..................      4
     Tax Consequences of Distributions from 403(b) Annuities....................      5

     Special Tax Consequences -- Early Distribution from 403(b) Annuities.......      5
     Special Tax Consequences -- Required Distributions from 403(b) Annuities...      5
     Economic Growth and Tax Relief Reconciliation Act of 2001..................      6
     Tax-Free Rollovers, Transfers From 403(b) Annuities........................      6
Purchase Unit Value.............................................................      6
     Illustration of Calculation of Purchase Unit Value.........................      6
     Illustration of Purchase of Purchase Units (Assuming No State Premium Tax).      7
Performance Calculations........................................................      7
     Money Market Divisions Yields..............................................      7
     Illustration of Calculation of Standardized Yield for Bond Fund Divisions..      8
     Calculation of Average Annual Total Return.................................      8
     Calculation of Potentia General Account Value..............................      9
Performance Information.........................................................      9
     General....................................................................      9
     Average Annual Total Return and Cumulative Return Tables...................      9
Payout Payments.................................................................     12
     Assumed Investment Rate....................................................     12
     Amount of Payout Payments..................................................     12
     Payout Unit Value..........................................................     13
     Illustration of Calculation of Payout Unit Value...........................     13
     Illustration of Payout Payments............................................     13
Distribution of Variable Annuity Contracts......................................     13
Experts.........................................................................     14
Comments on Financial Statements................................................     14

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                          UNITS OF INTEREST UNDER GROUP
                           VARIABLE ANNUITY CONTRACTS

                                   POTENTIA(R)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 FORM N-4 PART B


                                   MAY 1, 2003



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Potentia dated May 1, 2003 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by the Contract Owner by calling 1-888-258-3422 or writing the Company, or American General Distributors, Inc. at 2929 Allen Parkway, Houston, Texas 77019. Participants should contact their Plan's administrator.


VL 13340-1

                                TABLE OF CONTENTS


                                                                                    PAGE
                                                                                    ----
General Information.............................................................      3
     Marketing Information......................................................      3
     Endorsements and Published Ratings.........................................      3
Types of Variable Annuity Contracts.............................................      4
Federal Tax Matters.............................................................      4
     Tax Consequences of Purchase Payments to 403(b) Annuities..................      4
     Tax Consequences of Distributions from 403(b) Annuities....................      5
     Special Tax Consequences -- Early Distribution from 403(b) Annuities.......      5
     Special Tax Consequences -- Required Distributions from 403(b) Annuities...      5
     Economic Growth and Tax Relief Reconciliation Act of 2001..................      6
     Tax-Free Rollovers, Transfers From 403(b) Annuities........................      6
Purchase Unit Value.............................................................      6
     Illustration of Calculation of Purchase Unit Value.........................      6
     Illustration of Purchase of Purchase Units (Assuming No State Premium Tax).      7
Performance Calculations........................................................      7
     Money Market Divisions Yields..............................................      7
     Illustration of Calculation of Standardized Yield for Bond Fund Divisions..      8
     Calculation of Average Annual Total Return.................................      8
     Calculation of Potentia General Account Value..............................      9
Performance Information.........................................................      9
     General....................................................................      9
     Average Annual Total Return and Cumulative Return Tables...................      9
Payout Payments.................................................................     12
     Assumed Investment Rate....................................................     12
     Amount of Payout Payments..................................................     12
     Payout Unit Value..........................................................     13
     Illustration of Calculation of Payout Unit Value...........................     13
     Illustration of Payout Payments............................................     13
Distribution of Variable Annuity Contracts......................................     13
Experts.........................................................................     14
Comments on Financial Statements................................................     14

                               GENERAL INFORMATION

MARKETING INFORMATION


     The Company has targeted organizations in specific market sectors as the central focus of its marketing efforts for its Contracts. Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private, primary and secondary schools, colleges and universities, healthcare organizations, state and local governments and other organizations.



     The Company, in its marketing efforts to each of the market segments may, from time to time, design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.


     The Company may, from time to time, refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz.

     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper") Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


     The Company may refer to the products of various investment advisers and sub-advisers referenced in the prospectus. The Company may mention assets under management and other facts specific to each adviser.


ENDORSEMENTS AND PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time. The Company may also refer to the term "preferred provider" with the group's consent.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.


     The Company may additionally refer to its Fitch's rating. A Fitch rating is an assessment of a company's insurance claims paying ability. Fitch's ratings range from AAA to CCC.


    Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.


     The Company may from time to time, refer to Lipper, Morningstar and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States. Additionally, the Company may compare the performance of the Divisions to appropriate categories published by Lipper and Morningstar.


     Finally, the Company may utilize, as a comparative measure, the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

                       TYPES OF VARIABLE ANNUITY CONTRACTS

     Unallocated flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment.

     The Contracts are non-participating and will not share in any of the profits of the Company. The Contracts are unallocated, which means that VALIC will not maintain separate participant account records and will not issue a separate contract or certificate to the participant. However, the participant's interest in the Contracts, as reflected in records maintained by or on behalf of the plan sponsor, are subject to all of the applicable restrictions under Code
Section 403(b), and to plan limitations that may be more restrictive than the Code restrictions.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Potentia, during life and at death.

TAX CONSEQUENCES OF PURCHASE PAYMENTS TO 403(b) ANNUITIES

     Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed applicable tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to Participant voluntary and nonelective salary reduction contributions.

     Participant voluntary salary reduction contributions are generally limited to $12,000 ($9,500 before 1998; $10,000 in 1998 and 1999; $10,500 in 2000 and
2001; $11,000 in 2002), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to $40,000, effective in 2002, or up to 100% of salary. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


TAX CONSEQUENCES OF DISTRIBUTIONS FROM 403(b) ANNUITIES

     Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability; or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient, except to the extent allocable to an employee's after tax contributions (investment in the Contract), in accordance with Section 72.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION FROM 403(b) ANNUITIES

    Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a participant reaches age 55;

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS FROM 403(b) ANNUITIES

     Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i) must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

     The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of
Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A Participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001


     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") expands the range of eligible tax-free rollover distributions that may be made among Qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws at some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.


TAX-FREE ROLLOVERS, TRANSFERS FROM 403(b) ANNUITIES


     PLEASE SEE THE EGTRRA INFORMATION ABOVE.



403(b) Annuities. Tax-free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) Qualified Plans, and governmental EDCPs, are permitted under certain circumstances.


                               PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

Example 1.

1.   Purchase Unit value, beginning of period...................................   $     1.800000
2.   Value of Fund share, beginning of period...................................        21.200000
3.   Change in value of Fund share..............................................          .500000
4.   Gross investment return (3) divided by (2).................................          .023585
5.   Daily separate account fee*................................................   $      .000027
6.   Net investment return (4)-(5)..............................................          .023558
7.   Net investment factor 1.000000+(6).........................................   $     1.023558
8.   Purchase Unit value, end of period (1) X (7)...............................   $     1.842404

*Mortality and expense risk fee and administration and distribution fee of 1% per annum used for illustrative purposes.

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

Example 2.

1.   First Periodic Purchase Payment.....................................................   $       100.00
2.   Purchase Unit value on effective date of purchase (see Example 3)...................   $     1.800000
3.   Number of Purchase Units purchased (1) divided by (2)...............................           55.556
4.   Purchase Unit value for valuation date following purchase (See Example 3)...........   $     1.842404
5.   Value of Purchase Units in account for valuation date following purchase (3) X (4)..   $       102.36

                            PERFORMANCE CALCULATIONS

                         MONEY MARKET I DIVISION YIELDS

           CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION SIX


                           7-Day Current Yield: -0.59%


  ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET I DIVISION SIX

Example 3.


     The current yield quotation above is based on the seven days ended December 31, 2002, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


          CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION SIX


                          7-Day Effective Yield: -0.59%


 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET I DIVISION SIX

Example 4.


     The effective yield quotation above is based on the seven days ended December 31, 2002, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

              STANDARDIZED YIELD FOR BOND FUND DIVISIONS 58 AND 59

            CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS 58 AND 59


                                            Core Bond Fund                      Strategic Bond Fund
                                            (Division 58)                          (Division 59)
Standardized Yield                             2.30%                                  6.28%


  ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS 58
                                     AND 59

Example 5.


    The yield quotations above are based on a 30-day period ended December 31, 2002, the date of the most recent balance sheet of the Registrant included in the registration statement. Standardized yield is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                            YIELD=2 [( a-b + 1 )(6)-1]
                                       ---
                                        cd

         Where:

         a   =    net investment income earned during the period by the Fund attributable to shares owned by the Division

         b   =    expenses accrued for the period (net of reimbursements)

         c   =    the average daily number of Purchase Units outstanding during the period

         d   =    the maximum offering price per Purchase Unit on the last day of the period

    Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

    Average Annual Total Return quotations for the 1, 5, and 10 year periods are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1+T)/n/ = ERV

         Where:

         P   =    a hypothetical initial Purchase Payment of $1,000

         T   =    average annual total return

         n   =    number of years

         ERV = redeemable value at the end of the 1, 5, or 10 year periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

    The Company may advertise standardized average annual total return which includes separate account charges as well as non-standardized average annual total returns which may not include separate account charges or may include periods prior to Potentia's existence.

    There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                  CALCULATION OF POTENTIA GENERAL ACCOUNT VALUE

    At any time, your Potentia General Account Accumulation Value at any time is equal to the Purchase Payments allocated to the Potentia General Account plus the Accumulation Value transferred to the Potentia General Account, plus interest credited to Your Accumulation Value in the Potentia General Account; less any withdrawal of Accumulation Value from the Potentia General Account and less any reduction of Accumulation Value due to the withdrawal; less any Accumulation Value transferred from the Potentia General Account to the Separate Account; and less any premium or other applicable taxes deducted from the Accumulation Value held in the Potentia General Account.

    We will credit interest to Accumulation Value held in the Potentia General Account periodically, but not less than annually. We will declare interest rates that apply either to the entire Accumulation Value held in the General Account, or separately to amounts accumulated in separate time periods. We guarantee that the interest to be credited will not be less than 3%. We may credit additional interest at our discretion.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN AND CUMULATIVE RETURN TABLES

    In the prospectus we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the two tables below. The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                     TABLE I

            AVERAGE ANNUAL TOTAL RETURN AND CUMULATIVE RETURN TABLES*


              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2002)



-----------------------------------------------------------------------------------------------------------------
                                                                                             SINCE      INCEPTION
                     FUND                         1 YEAR        5 YEARS      10 YEARS      INCEPTION       DATE
-----------------------------------------------------------------------------------------------------------------
American Century Ultra Fund - Division 31         -24.26%       -1.43%         6.98%          N/A        11/02/81
-----------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund - Division 47        -27.08%       -0.54%          N/A           N/A        04/30/97
-----------------------------------------------------------------------------------------------------------------
Putnam Global Equity Fund - Division 28           -20.31%       -0.18%          N/A          7.07%       07/01/94
-----------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund - Division 26       -31.63%       -6.80%         5.96%          N/A        08/31/90
-----------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund - Division 27   -33.78%      -16.20%        -0.68%          N/A        11/01/82
-----------------------------------------------------------------------------------------------------------------
VALIC Company I Funds
-----------------------------------------------------------------------------------------------------------------
Growth & Income Fund - Division 16                -22.66%       -3.81%          N/A          5.35%       04/29/94
-----------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund - Division 4                   -16.14%        4.58%         9.96%        10.65%       10/01/91
-----------------------------------------------------------------------------------------------------------------
Money Market I Fund - Division 6                   -0.22%        2.65%         2.79%         2.94%       01/16/86
-----------------------------------------------------------------------------------------------------------------
Science & Technology Fund - Division 17           -41.08%       -9.25%          N/A          3.82%       04/29/94
-----------------------------------------------------------------------------------------------------------------
Small Cap Index Fund - Division 14                -21.97%       -2.88%         5.10%         5.70%       05/01/92
-----------------------------------------------------------------------------------------------------------------
Social Awareness Fund - Division 12               -24.55%       -3.09%         6.92%         6.51%       10/02/89
-----------------------------------------------------------------------------------------------------------------
Stock Index Fund - Division 10c                   -23.56%       -2.31%         7.47%         6.11%       04/20/87
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                             SINCE      INCEPTION
                     FUND                         1 YEAR        5 YEARS      10 YEARS      INCEPTION       DATE
-----------------------------------------------------------------------------------------------------------------
VALIC Company II Funds
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund - Division 48   -19.65%          N/A           N/A         -1.19%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund - Division 39          -31.74%          N/A           N/A         -9.54%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund - Division 50  -6.41%          N/A           N/A          3.49%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Core Bond Fund - Division 58                       7.30%          N/A           N/A          4.28%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund - Division 49     -11.71%          N/A           N/A          1.80%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund- Division 35               -33.76%          N/A           N/A         -5.34%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Strategic Bond Fund - Division 59                  5.06%          N/A           N/A          4.81%       09/22/98
-----------------------------------------------------------------------------------------------------------------


* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. The Standard Average Annual Total Return for all Divisions will be shown when it becomes available.

                                    TABLE II

                  CUMULATIVE RETURN IN A HYPOTHETICAL CONTRACT*


              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2002)



-----------------------------------------------------------------------------------------------------------------
                                                                                             SINCE      INCEPTION
                     FUND                         1 YEAR        5 YEARS      10 YEARS      INCEPTION       DATE
-----------------------------------------------------------------------------------------------------------------
American Century Ultra Fund - Division 31         -24.26%        -6.94%       96.29%          N/A        11/02/81
-----------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund - Division 47        -27.08%        -2.66%        N/A            N/A        04/30/97
-----------------------------------------------------------------------------------------------------------------
Putnam Global Equity Fund - Division 28           -20.31%        -0.92%        N/A          78.67%       07/01/94
-----------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund - Division 26       -31.63%       -29.67%       78.36%          N/A        08/31/90
-----------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund - Division 27   -33.78%       -58.66%       -6.62%          N/A        11/01/82
-----------------------------------------------------------------------------------------------------------------
VALIC Company I Funds
-----------------------------------------------------------------------------------------------------------------
Growth & Income Fund - Division 16                -22.66%       -17.66%        N/A          57.13%       04/29/94
-----------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund - Division 4                   -16.14%        25.10%      158.53%       212.30%       10/01/91
-----------------------------------------------------------------------------------------------------------------
Money Market I Fund - Division 6                  -0.22%         13.97%       31.72%        43.73%       01/16/86
-----------------------------------------------------------------------------------------------------------------
Science & Technology Fund - Division 17           -41.08%       -38.44%        N/A          38.39%       04/29/94
-----------------------------------------------------------------------------------------------------------------
Small Cap Index Fund - Division 14                -21.97%       -13.58%       64.39%        80.74%       05/01/92
-----------------------------------------------------------------------------------------------------------------
Social Awareness Fund - Division 12               -24.55%       -14.51%       95.22%       130.55%       10/02/89
-----------------------------------------------------------------------------------------------------------------
Stock Index Fund - Division 10c                   -23.56%       -11.02%      105.59%       153.80%       04/20/87
-----------------------------------------------------------------------------------------------------------------
VALIC Company II Funds
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund - Division 48    -19.65%         N/A          N/A          -5.00%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund - Division 39           -31.74%         N/A          N/A         -34.84%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund - Division 50   -6.41%         N/A          N/A          15.77%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Core Bond Fund - Division 58                        7.30%         N/A          N/A          19.62%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund - Division 49      -11.71%         N/A          N/A           7.90%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund- Division 35                -33.76%         N/A          N/A         -20.91%       09/22/98
-----------------------------------------------------------------------------------------------------------------
Strategic Bond Fund - Division 59                   5.06%         N/A          N/A          22.26%       09/22/98
-----------------------------------------------------------------------------------------------------------------


* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. The Standard Average Annual Total Return for all Divisions will be shown when it becomes available.

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

    The discussion concerning the amount of payout payments under an annuity contract selected by a Participant which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

    The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

    The contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of account value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3% in the group contract).

    The portion of the first monthly variable payout payment derived from a division of VALIC Separate Account A is divided by the Payout Unit value for that division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another division or to provide a fixed annuity.

    In any subsequent month, the dollar amount of the variable payout payment derived from each division is determined by multiplying the number of Payout Units in that division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the division or divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

    Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

    Each deferred contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by the Contract, the Annuitant will be give the benefit of the new annuity rates.

PAYOUT UNIT VALUE

    The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

    The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

Example 6.

1. Payout Unit value, beginning of period...............................................    $   .980000
2. Net investment factor for Period (see Example 3).....................................       1.023558
3. Daily adjustments for 3 1/2% Assumed Investment Rate.................................        .999906
4. (2) X (3)............................................................................       1.023462
5. Payout Unit value, end of period (1) X (4)...........................................    $  1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

Example 7. Annuitant age 65, Life Annuity with 120 Payments Certain

1. Number of Purchase Units at Payout Date..............................................      10,000.00
2. Purchase Unit value (see Example 3)..................................................    $  1.800000
3. Account Value of Contract (1) X (2)..................................................    $ 18,000.00
4. First monthly Payout Payment per $1,000 of Account Value.............................    $      5.63
5. First monthly Payout Payment (3) X (4) divided by 1,000..............................    $    101.34
6. Payout Unit value (see Example 8)....................................................    $   .980000
7. Number of Payout Units (5) divided by (6)............................................    $   103.408
8. Assume Payout Unit value for second month equal to...................................    $   .997000
9. Second monthly Payout Payment (7) X (8)..............................................    $    103.10
10. Assume Payout Unit value for third month equal to...................................    $   .953000
11. Third monthly Payout Payment (7) X (10).............................................    $     98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

    The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

    The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD. The licensed agents who sell the Contracts will be compensated for such sales by commissions which will range up to 6.0% of each Purchase payment. (The commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account.)


    Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. No sales commissions were paid for the fiscal period ending December 31, 2002.

                                     EXPERTS


In 2002, due to AIG's acquisition of VALIC and its affiliated companies, VALIC changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.



    The consolidated financial statements of The Variable Annuity Life Insurance Company as of December 31, 2002 and for the year then ended and the financial statements of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2002 and for the year then ended, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



    The consolidated financial statements of the Company at December 31, 2001, and for each of the two years in the period then ended, and the statements of changes in net assets of the Company's Separate Account for the year ended December 31, 2001 and for the year then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors; as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.





                        COMMENTS ON FINANCIAL STATEMENTS

    The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


    Not all of the Separate Account A Divisions are available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2002.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

               INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS


                                                                       Page
                                                                     Number(s)
                                                                     ---------

Reports of Independent Accountants/Auditors                           1 to 2

Consolidated Balance Sheets - December 31, 2002 and 2001              3 to 4

Consolidated Statements of Income and Comprehensive Income
- Years Ended December 31, 2002, 2001 and 2000                        5 to 6

Consolidated Statements of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                                      7 to 8

Notes to Consolidated Financial Statements                            9 to 31

                        Report of Independent Accountants


To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet as of December 31, 2002 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and subsidiaries (the "Company") at December 31, 2002, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.


/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 12, 2003

                         Report of Independent Auditors


To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:



We have audited the accompanying consolidated balance sheet of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 2001, and the related consolidated statements of income and comprehensive income and cash flows for the years ended December 31, 2001 and 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the years ended December 31, 2001 and 2000 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, in 2001 the Company changed its method of accounting for interest income and the recognition of impairment related to beneficial interests held in an investment portfolio.



                                                    /s/ ERNST & YOUNG LLP

Houston, Texas
February 1, 2002

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS


                                                               December 31,   December 31,
                                                                   2002           2001
                                                               ------------   ------------
                                                                     (In millions)

ASSETS

Investments and cash:
    Cash and short-term investments                            $        187   $        527
    Bonds, notes and redeemable preferred stocks
       available for sale, at fair value
       (amortized cost: December 2002, $24,975;
         December 2001, $22,108)                                     25,857         22,290
    Mortgage loans                                                    1,837          1,704
    Policy loans                                                        874            898
    Separate account seed money (cost: December 2002,
      $148; December 2001, $170)                                        127            148
    Common stocks available for sale, at fair value (cost:
      December 2002, $36; December 2001, $12)                            29              8
    Partnerships                                                        596            174
    Other invested assets                                             3,217             30
                                                               ------------   ------------

    Total investments and cash                                       32,724         25,779


    Variable annuity assets held in separate accounts                14,644         17,639
    Accrued investment income                                           392            382
    Deferred acquisition costs                                        1,376          1,387
    Other assets                                                        138            510
                                                               ------------   ------------

    TOTAL ASSETS                                               $     49,274   $     45,697
                                                               ============   ============


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                                            December 31,   December 31,
                                                                2002           2001
                                                            ------------   ------------
                                                                  (In millions)

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
    Reserves for fixed annuity contracts                    $     26,528   $     24,375
    Securities loaned under collateral agreement                   3,216             15
    Income taxes currently payable                                    26             44
    Other liabilities                                                688            512
                                                            ------------   ------------

    Total reserves, payables and accrued liabilities              30,458         24,946
                                                            ------------   ------------

Variable annuity liabilities related to separate accounts
                                                                  14,644         17,639
                                                            ------------   ------------

Deferred income taxes                                                669            452
                                                            ------------   ------------

Shareholder's equity:
     Common stock                                                      4              4
     Additional paid-in capital                                    1,324            880
     Retained earnings                                             1,783          1,701
     Accumulated other comprehensive income                          392             75
                                                            ------------   ------------

     Total shareholder's equity                                    3,503          2,660
                                                            ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                  $     49,274   $     45,697
                                                            ============   ============


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                 Years Ended December 31,
                                                       --------------------------------------------
                                                           2002            2001             2000
                                                       ------------    ------------    ------------
                                                                      (In millions)

REVENUES:

     Investment income                                 $      1,891    $      1,841    $      1,838
     Fee income:
        Variable annuity fees                                   205             234             299
        Other fee income                                         37              35              29
     Net realized investment losses                            (179)            (27)            (91)
                                                       ------------    ------------    ------------

     Total revenues                                           1,954           2,083           2,075
                                                       ------------    ------------    ------------

BENEFITS AND EXPENSES:

     Interest credited to fixed annuity contracts             1,181           1,229           1,205
     General and administrative expenses, net of
        deferrals                                               146             172             235
     Amortization of deferred acquisition costs                 (35)            124             (47)
     Annual commissions                                          70              71              65
                                                       ------------    ------------    ------------

     Total benefits and expenses                              1,362           1,596           1,458
                                                       ------------    ------------    ------------

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                          592             487             617

Income tax expense                                              189             133             209
                                                       ------------    ------------    ------------

INCOME BEFORE CUMULATIVE EFFECT
     OF ACCOUNTING CHANGE                                       403             354             408

Cumulative effect of accounting change, net of tax
                                                                 --             (18)             --
                                                       ------------    ------------    ------------

NET INCOME                                             $        403    $        336    $        408
                                                       ------------    ------------    ------------


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                                Years Ended December 31,
                                                        --------------------------------------
                                                           2002          2001          2000
                                                        ----------    ----------    ----------
                                                                    (In millions)

OTHER COMPREHENSIVE INCOME:
      Net unrealized gains on fixed
         maturity and equity
         securities available for
         sale identified in the
         current period                                 $      922    $      310    $      469
      Less reclassification
         adjustment for net realized gains (losses)
         included in net income                               (227)          (52)          (97)
      Net change related to foreign currency hedges              3            14            13
      Adjustment to deferred acquisition costs                (201)          (70)         (128)
      Income tax expense, net of releases of deferred
         tax valuation allowance of
         $8 in 2001 and $60 in 2000                           (180)          (64)          (33)
                                                        ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME                                     317           138           224
                                                        ----------    ----------    ----------

COMPREHENSIVE INCOME                                    $      720    $      474    $      632
                                                        ==========    ==========    ==========


         See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                             Years Ended December 31,
                                                      --------------------------------------
                                                         2002          2001          2000
                                                      ----------    ----------    ----------
                                                                  (In millions)

CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income                                       $      403    $      336    $      408
     Adjustments to reconcile net
        income to net cash provided
             by operating activities:
             Cumulative effect of accounting
                change, net of tax                            --            18            --
             Interest credited to fixed
                annuity contracts                          1,181         1,229         1,205
             Net realized investment losses                  179            27            91
             Accretion of net discounts on
                investments                                  (49)          (33)          (28)
             Provision (benefit) for deferred
                income taxes                                  40            (8)          104
     Change in:
        Accrued investment income                            (10)           (3)            8
        Deferred acquisition costs                          (190)          (40)         (225)
        Other assets                                          30            33             3
        Income taxes currently payable                       (18)           28            (3)
        Other liabilities                                    (51)          (13)           12
     Other, net                                               (3)          (59)          (62)
                                                      ----------    ----------    ----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                  1,512         1,515         1,513
                                                      ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Purchases of:
        Bonds, notes and redeemable
           preferred stocks                              (26,142)      (24,170)       (8,537)
        Mortgage loans                                      (246)         (194)         (326)
        Other investments, excluding
           short-term investments                         (2,751)       (4,024)      (10,417)
     Sales of:
        Bonds, notes and redeemable
           preferred stocks                               22,142        20,532         6,898
        Other investments, excluding
           short-term investments                          2,954         3,833        10,385
     Redemptions and maturities of:
        Bonds, notes and redeemable
           preferred stocks                                1,423         2,873         2,169
        Mortgage loans                                       117           116           134
                                                      ----------    ----------    ----------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES       (2,503)       (1,034)          306
                                                      ----------    ----------    ----------


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                  Years Ended December 31,
                                           --------------------------------------
                                              2002          2001          2000
                                           ----------    ----------    ----------
                                                       (In millions)

CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits on fixed annuity contracts    $    2,244    $    1,766    $    1,380
    Net exchanges to (from) the fixed
       accounts of variable annuity
           contracts                              739           406          (421)
    Withdrawal payments on fixed annuity
       contracts                               (1,803)       (1,871)       (2,353)
    Claims and annuity payments on fixed
       annuity contracts                         (208)         (188)         (203)
    Capital contributions from Parent              --            27             2
    Dividends paid to Parent                     (321)         (227)         (211)
                                           ----------    ----------    ----------
NET CASH PROVIDED BY (USED IN)
    FINANCING ACTIVITIES                          651           (87)       (1,806)
                                           ----------    ----------    ----------
NET INCREASE (DECREASE) IN CASH AND
    SHORT-TERM INVESTMENTS                       (340)          394            13
CASH AND SHORT-TERM INVESTMENTS AT
    BEGINNING OF PERIOD                           527           133           120
                                           ----------    ----------    ----------
CASH AND SHORT-TERM INVESTMENTS AT
    END OF PERIOD                          $      187    $      527    $      133
                                           ==========    ==========    ==========
SUPPLEMENTAL CASH FLOW INFORMATION:

    Interest paid on indebtedness          $        4    $       --    $       --
                                           ==========    ==========    ==========

    Income taxes paid to Parent            $      163    $      108    $      107
                                           ==========    ==========    ==========


         See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

         The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services and retirement savings and asset management. The Company is a Texas-domiciled life insurance company that provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

         Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to reserves for fixed annuity contracts upon receipt.

         The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INVESTMENTS: Cash and short-term investments includes cash, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax and amortization of deferred acquisition costs, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. These reductions are recorded as realized losses in the consolidated statement of income and comprehensive income. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at fair value. Partnerships are carried at fair value.

         Other invested assets consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

         DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate and currency swap agreements and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholder's equity. Any ineffective portion of cash flow hedges and foreign currency hedges are reported in net realized investment losses.

         On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

         Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

         Currency swap agreements convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and hedge against currency rate fluctuations on anticipated security purchases.

         The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. Swap agreements generally have terms of two to ten years. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

         All of the Company's interest rate and currency swap agreements entered into during 2002 were accounted for as hedges and there was no ineffectiveness associated with these instruments in the year ended December 31, 2002. At December 31, 2002, there were no net derivative losses to be reclassified into net income within the next twelve months.

         Swaptions, which are options to enter into interest rate swap agreements, limit the Company's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

         During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of the Company's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

         Premiums paid to purchase swaptions and subsequent changes in fair value are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment losses. Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Swaptions outstanding at December 31, 2002 expire in 2003. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire and the Company's exposure would be limited to the premiums paid. These premiums were not significant for 2002.

         DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity.

         AMORTIZATION OF DAC: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         respect to fixed annuities) supporting the annuity obligations, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

         The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

         The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         COST OF INSURANCE PURCHASED ("CIP"): The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported in DAC. Interest is accreted on the unamortized balance of CIP at rates ranging from 4.51% to 5.15% in 2002, 2001 and 2000. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC. The Company reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DAC.

         VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
         The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity fees in the consolidated statement of income and comprehensive income.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         GUARANTEED MINIMUM DEATH BENEFITS ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company expenses GMDB-related benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB-related variable annuity contractholder benefits were $6.1 million, $2.1 million and $0.2 million for the years ended December 31, 2002, 2001, and 2000, respectively.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

         Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

         SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

         FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with AGC Life Insurance Company ("AGC Life") and its life insurance company subsidiaries, including the Parent. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2001, the Emerging Issues Task Force ("EITF") of the Financial Accounting Standards Board ("FASB") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change loss of $18.3 million, net of tax.

         In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill, and amortization of intangible assets deemed to have indefinite lives, in its consolidated statement of income and comprehensive income and is effective as of January 1, 2002. Goodwill amortization expense recorded in the Company's statement of income amounted to $0.5 million in each of the years ended December 31, 2001 and 2000. SFAS 142 requires that the Company reclassify any separable intangible assets and amortize their cost over their useful lives. Upon adoption of SFAS 142, the Company reclassified $7.6 million of such intangible assets out of goodwill and recorded amortization totaling $0.7 million in the year ended December 31, 2002. The remaining goodwill balance as of January 1, 2002 is $1.0 million. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of January 1, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2002.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

         In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"). FIN 46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

         The provisions of FIN 46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

         The Company is currently evaluating the impact of applying FIN 46 to existing VIEs in which it has a variable interest, and believes that the impact on its results of operations and financial condition will not be significant.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                       Amortized    Estimated
                                                         Cost      Fair Value
                                                      ----------   ----------
                                                           (In millions)

         At December 31, 2002:

         Securities of the United States Government   $      249   $      263
         Mortgage-backed securities                        7,131        7,393
         Securities of public utilities                    1,175        1,173
         Corporate bonds and notes                        12,466       12,898
         Other debt securities                             3,902        4,052
         Affiliated fixed maturity securities                 52           52
         Derivative financial instruments                     --           26
                                                      ----------   ----------
             Total                                    $   24,975   $   25,857
                                                      ==========   ==========

         AT DECEMBER 31, 2001:

         Securities of the United States Government   $      416   $      408
         Mortgage-backed securities                        4,727        4,772
         Securities of public utilities                    1,362        1,381
         Corporate bonds and notes                        15,352       15,449
         Other debt securities                               195          202
         Affiliated fixed maturity securities                 56           56
         Derivative financial instruments                     --           22
                                                      ----------   ----------
             Total                                    $   22,108   $   22,290
                                                      ==========   ==========

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2002, follow:

                                                 Amortized     Estimated
                                                    Cost      Fair Value
                                                 ----------   ----------
                                                      (In millions)

        Due in one year or less                  $      468   $      480
        Due after one year through five years         3,342        3,544
        Due after five years through ten years        7,107        7,375
        Due after ten years                           6,927        7,065
        Mortgage-backed securities                    7,131        7,393
                                                 ----------   ----------
            Total                                $   24,975   $   25,857
                                                 ==========   ==========

         Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                       Gross         Gross
                                                     Unrealized    Unrealized
                                                        Gains        Losses
                                                     ----------    ----------
                                                          (In millions)

        At December 31, 2002:

        Securities of the United States Government   $       16    $       (2)
        Mortgage-backed securities                          263            (1)
        Securities of public utilities                       60           (62)
        Corporate bonds and notes                           854          (422)
        Other debt securities                               202           (52)
        Derivative financial instruments                     26            --
                                                     ----------    ----------

            Total fixed maturity securities               1,421          (539)
            Common stocks                                    --            (7)
            Separate account seed money                      --           (21)
                                                     ----------    ----------
                Total                                $    1,421    $     (567)
                                                     ==========    ==========

        At December 31, 2001:

        Securities of the United States Government   $        2    $      (10)
        Mortgage-backed securities                           92           (47)
        Securities of public utilities                       19            --
        Corporate bonds and notes                           518          (421)
        Other debt securities                                 9            (2)
        Derivative financial instruments                     22            --
                                                     ----------    ----------

            Total fixed maturity securities                 662          (480)
            Common stocks                                    --            (5)
            Separate account seed money                      --           (21)
                                                     ----------    ----------
                Total                                $      662    $     (506)
                                                     ==========    ==========

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 follow:

                                            2002          2001          2000
                                         ----------    ----------    ----------
                                                      (In millions)

         Gross unrealized gains          $    1,421    $      662    $      458
         Gross unrealized losses               (567)         (506)         (574)
         DAC adjustments                       (240)          (39)           31
         Deferred federal income taxes         (222)          (42)           22
                                         ----------    ----------    ----------
         Net unrealized gains (losses)
                 on securities           $      392    $       75    $      (63)
                                         ==========    ==========    ==========

         Gross realized investment gains and losses on investments are as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                            2002          2001          2000
                                         ----------    ----------    ----------
                                                     (In millions)

         BONDS, NOTES AND REDEEMABLE
             PREFERRED STOCKS:
             Realized gains              $      288    $      309    $       50
             Realized losses                   (272)         (191)         (121)

         MORTGAGE LOANS:
             Realized gains                       4             1             3
             Realized losses                     --            --            --

         COMMON STOCKS:
             Realized gains                      --            --            13
             Realized losses                     (1)           (5)           --

         PARTNERSHIPS:
             Realized gains                       4            --             3
             Realized losses                     (2)           (8)           --

         OTHER INVESTMENTS:
             Realized gains                      --            --            --
             Realized losses                     (1)           (1)           (3)

         IMPAIRMENT WRITEDOWNS                 (199)         (132)          (36)
                                         ----------    ----------    ----------
         Total net realized investment
             losses                      $     (179)   $      (27)   $      (91)
                                         ==========    ==========    ==========

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         The sources and related amounts of investment income (losses) are as follows:

                                                       Years Ended December 31,
                                                 --------------------------------
                                                  2002         2001        2000
                                                 --------    --------    --------
                                                          (In millions)

         Bonds, notes and redeemable preferred
             stocks-non-affiliated               $  1,700    $  1,618    $  1,604
         Bonds, notes and redeemable preferred
             stocks-affiliated                         --           3           6
         Mortgage loans                               140         137         123
         Common stocks                                  2           4          20
         Real estate                                    4           5           6
         Partnerships                                   3          (3)          8
         Other invested assets                         48          49          47
         Short-term investments                        12          59          53

         Less:  investment expenses                   (18)        (31)        (29)
                                                 --------    --------    --------

             Total investment income             $  1,891    $  1,841    $  1,838
                                                 ========    ========    ========

         At December 31, 2002, no investment in any single entity exceeded 10% of the Company's consolidated shareholder's equity.

         At December 31, 2002, bonds, notes and redeemable preferred stocks included $2.15 billion of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 17 industries with approximately 20% in energy. No other industry concentration constituted more than 10% of these assets.

         At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 20% of the aggregate carrying value of the portfolio secured by properties located in California, 9% by properties located in Florida and 9% by properties located in Tennessee. No more than 8% of the portfolio was secured by properties in any other single state.

         At December 31, 2002, the type of property collateralizing the mortgage loan portfolio was approximately 46% office, 25% retail, 14% industrial and 15% residential and other types.

         At December 31, 2002, the carrying value, which approximates market value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $74.7 million.

         At December 31, 2002, $2.2 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         In the normal course of the Company's asset management, securities are sold and reacquired within thirty days of the sale date to enhance the Company's yield on its investment portfolio. Such transactions involve highly-rated government agency securities. There were no securities subject to repurchase agreements at December 31, 2002 or 2001.

         For both securities lending and for repurchase agreements, Company policy requires a minimum of 102% of the fair value of the securities subject to the agreements to be maintained as collateral. Other invested assets at December 31, 2002 included $3.22 billion of restricted collateral related to securities lending agreements. Other invested assets at December 31, 2001 included $15.1 million of restricted collateral related to securities lending agreements.

4.       DERIVATIVE FINANCIAL INSTRUMENTS

         Derivative financial instruments related to investment securities did not have a material effect on investment income or net realized investment losses in any of the three years in the period ended December 31, 2002, and there was no ineffectiveness associated with derivative financial instruments accounted for as hedges in the years ended December 31, 2002 and 2001.

         Interest rate and currency swap agreements related to investment securities were as follows:

                                                  December 31,    December 31,
                                                      2002            2001
                                                  ------------    ------------
                                                          (In millions)

         Interest rate swap agreements to
            receive fixed rate:
            Notional amount                       $        117    $        132
            Average receive rate                          6.67%           6.72%
            Average pay rate                              1.68%           2.04%
         Currency swap agreements
            (receive U.S. $/pay Canadian $):
            Notional amount                       $         46    $         68
            Average exchange rate                         1.31            1.44
         Currency swap agreements
            (receive U.S. $/pay Australian $):
            Notional amount                       $         23    $         23
            Average exchange rate                         1.85            1.85
         Currency swap agreements
            (receive U.S. $/pay Japanese yen):
            Notional amount                       $         12    $         12
            Average exchange rate                        44.60           44.60

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4.       DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

         Swaptions were as follows:

                                            December 31,    December 31,
                                                2002            2001
                                            ------------    ------------
                                                   (In millions)

         Call swaptions:
            Notional amount                 $         --    $        255
            Average strike rate                       --            5.25%
         Put swaptions:
            Notional amount                 $      2,870    $        518
            Average strike rate                     7.75%           8.25%

         Derivative financial instruments expose the Company to credit risk in the event of nonperformance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on the Company's consolidated results of operations and financial position. The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially-determined assumptions, incorporating market interest rates.

         PARTNERSHIPS: Fair value of partnerships that invest in equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

         SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values are as follows:

                                                       Carrying       Fair
                                                         Value        Value
                                                      ----------   ----------
                                                          (In millions)

         December 31, 2002:

         ASSETS:
             Cash and short-term investments          $      187   $      187
             Bonds, notes and redeemable
                preferred stocks                          25,857       25,857
             Mortgage loans                                1,837        2,088
             Policy loans                                    874          889
             Separate account seed money                     127          127
             Common stocks                                    29           29
             Partnerships                                    596          596
             Securities held under collateral
                agreements                                 3,216        3,216
             Variable annuity assets held in
                separate accounts                         14,644       14,644

         LIABILITIES:
             Reserves for fixed annuity contracts         26,528       24,807
             Securities loaned under collateral
                agreements                                 3,216        3,216
             Variable annuity liabilities related
                to separate accounts                      14,644       14,644

         December 31, 2001:

         ASSETS:
             Cash and short-term investments          $      527   $      527
             Bonds, notes and redeemable
                preferred stocks                          22,290       22,290
             Mortgage loans                                1,704        1,771
             Policy loans                                    898        1,071
             Separate account seed money                     148          148
             Common stocks                                     8            8
             Partnerships                                    174          174
             Variable annuity assets held in
                separate accounts                         17,639       17,639

         LIABILITIES:
             Reserves for fixed annuity contracts         24,375       23,067
             Variable annuity liabilities related
                to separate accounts                      17,639       17,639

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6.       DAC

         Activity in DAC was as follows:

                                              Years Ended December 31,
                                       --------------------------------------
                                          2002          2001          2000
                                       ----------    ----------    ----------
                                                   (In millions)

         Balance at January 1          $    1,387    $    1,417    $    1,320
         Deferrals:
            Commissions                        85            82            92
            Other acquisition costs            70            82            86
         Accretion of interest                103            96            85
         Amortization related to
            operations                       (101)         (198)          (56)
         Amortization related to
            net realized investment
            losses                             33           (22)           18
         Effect of net unrealized
            gains on securities              (201)          (70)         (128)
                                       ----------    ----------    ----------

         Balance at December 31        $    1,376    $    1,387    $    1,417
                                       ==========    ==========    ==========

         The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $46.5 million to reflect a change in the amortization period, and increased $56.0 million to reflect lower earnings from equity markets, offset by a $56.0 million decrease in amortization due to improved persistency. In 2001, DAC amortization was increased by $68.0 million to reflect the downturn in the equity markets and to reflect revisions to lapse and interest spread assumptions. In 2000, DAC amortization was reduced by $94.0 million to reflect revisions to investment spread assumptions.

         CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is approximately $1 million in each year.

7.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company had $100.6 million of unfunded commitments for its investments in partnerships at December 31, 2002. These commitments expire evenly over the next five years.

         The Company had $24.0 million of unfunded commitments for mortgage loans at December 31, 2002. These commitments expire in 2003.

         Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

7.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The December 31, 2002 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that remaining assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

         The Company has various leases, primarily for office space. Lease expense and future minimum lease commitments under these operating leases are not material.

         On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility ("the facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $50.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay LIBOR plus a specified margin. AIG has the option, at the commitment termination date of October 31, 2003, to convert any outstanding loan balances to one-year term loans.

         The Company will receive annual facility fees of 0.045% on its commitment. There were no borrowings outstanding under the facility as of December 31, 2002.

         On December 20, 2002, the Company entered into a commitment to lend $62.5 million to an affiliate under a 364-day term loan, to be funded on or after January 1, 2003 and prior to July 15, 2003. The loan will be secured by a first priority security interest in preferred equity investments to be acquired by the borrower using the loan proceeds. The Company will receive a 1.0% commitment fee. Interest on the loan and the commitment fee will accrue at 12.0% per annum, and be payable upon the payment in full of the loan and the commitment fee by the borrower.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

8.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 5,000,000 shares of its $1 par value common stock. At December 31, 2002 and 2001, 3,575,000 shares were issued and outstanding. The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

         Changes in shareholder's equity were as follows:

                                                Years Ended December 31,
                                           --------------------------------
                                             2002        2001        2000
                                           --------    --------    --------
                                                    (In millions)

         ADDITIONAL PAID-IN CAPITAL:
            Beginning balances             $    880    $    853    $    851
            Capital contributions from
               Parent                           444          27           2
                                           --------    --------    --------

         Ending balances                   $  1,324    $    880    $    853
                                           ========    ========    ========

         RETAINED EARNINGS:
            Beginning balances             $  1,701    $  1,592    $  1,395
            Net income                          403         336         408
            Dividends paid to Parent           (321)       (227)       (211)
                                           --------    --------    --------

         Ending balances                   $  1,783    $  1,701    $  1,592
                                           ========    ========    ========

         ACCUMULATED OTHER COMPREHENSIVE
            INCOME (LOSS):
            Beginning balances             $     75    $    (63)   $   (287)
            Other comprehensive income          317         138         224
                                           --------    --------    --------
         Ending balances                   $    392    $     75    $    (63)
                                           ========    ========    ========

         On December 31, 2002, the Parent contributed to the Company a 100% interest in SunAmerica Hedge Fund Holdings LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheets. The capital contribution was recorded in the amount of $443.8 million, representing the equity of SAHFH.

         Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2003 without obtaining the prior approval of the Insurance Commissioner is $436.7 million.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

8.       SHAREHOLDER'S EQUITY (Continued)

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2002, 2001 and 2000 totaled $80.5 million, $127.5 million, and $255.3 million, respectively. The Company's statutory capital and surplus totaled $1.66 billion at December 31, 2002 and $1.35 billion at December 31, 2001.

9.       INCOME TAXES

         The components of the provisions for income taxes on pretax income consist of the following:

                                               Net Realized
                                                Investment
                                                  Gains
                                                 (Losses)    Operations    Total
                                               ------------  ----------  --------
                                                             (In millions)

         YEAR ENDED DECEMBER 31, 2002:

         Currently payable                       $     48     $    101   $    149
         Deferred                                    (110)         150         40
                                                 --------     --------   --------

            Total income tax expense (benefit)   $    (62)    $    251   $    189
                                                 ========     ========   ========

         YEAR ENDED DECEMBER 31, 2001:

         Currently payable                       $     45     $     96   $    141
         Deferred                                     (60)          52         (8)
                                                 --------     --------   --------

            Total income tax expense (benefit)   $    (15)    $    148   $    133
                                                 ========     ========   ========

         YEAR ENDED DECEMBER 31, 2000:

         Currently payable                       $    (17)    $    122   $    105
         Deferred                                     (12)         116        104
                                                 --------     --------   --------

            Total income tax expense (benefit)   $    (29)    $    238   $    209
                                                 ========     ========   ========

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

9.       INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                    Years Ended December 31,
                                                --------------------------------
                                                  2002        2001        2000
                                                --------    --------    --------
                                                         (In millions)

         Amount computed at statutory rate      $    207    $    170    $    216
         Increases (decreases) resulting from:
               Tax-exempt interest (ESOP)             (1)         (1)         (2)
               State income taxes, net of
                    federal tax benefit                4           3           4
               Dividends-received deduction          (15)        (32)         (5)
               Tax credits                            (6)         (6)         (6)
               Other, net                             --          (1)          2
                                                --------    --------    --------
               Total income tax expense         $    189    $    133    $    209
                                                ========    ========    ========

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                               December 31,    December 31,
                                                   2002            2001
                                               ------------    ------------
                                                      (In millions)

        DEFERRED TAX LIABILITIES:
        DAC and CIP                            $        476    $        474
        Investments - basis differential                 --               6
        Other                                            29              37
        Net unrealized gains on debt and
            equity securities available
            for sale                                    299              54
                                               ------------    ------------
        Total deferred tax liabilities                  804             571
                                               ------------    ------------

        DEFERRED TAX ASSETS:
        Investments - basis differential                (56)             --
        Reserves for fixed annuity contracts            (79)           (100)
        Other                                            --             (19)
                                               ------------    ------------
        Total deferred tax assets                      (135)           (119)
                                               ------------    ------------

        Liability for deferred income taxes    $        669    $        452
                                               ============    ============

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.      RELATED-PARTY TRANSACTIONS

         Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. Amounts paid for such services totaled $63.2 million, $120.0 million, and $84.8 million, for the years ended December 31, 2002, 2001 and 2000, respectively.

         Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliate for the years ended December 31, 2002, 2001 and 2000 were not material to the Company's consolidated financial position or results of operations.

         Pursuant to a cost allocation agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $9.2 million, $24.7 million, and $8.6 million for the years ended December 31, 2002, 2001, and 2000, respectively.

         On November 4, 1982, the Company invested $11.9 million in a 13.5% restricted subordinated note due November 4, 2002 issued by American General Corporation ("AGC", the Company's then-ultimate parent, which was acquired by AIG on August 29, 2001). The note matured and was repaid on November 4, 2002. Principal payments of $6.7 million, $0.6 million, and $0.6 million were received on November 4, 2002, 2001 and 2000, respectively. The Company recognized $0.7 million, $1.0 million and $1.1 million in interest income on the note during each of the years ended December 31, 2002, 2001 and 2000, respectively.

         On December 31, 1984, the Company entered into a $49.0 million note purchase agreement with AGC. Under the agreement, AGC issued an adjustable rate promissory note in exchange for the Company's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 2002, 2001 and 2000. The Company recognized $0.4 million, $0.6 million, and $0.8 million of interest income on the note during 2002, 2001 and 2000, respectively.

         On September 25, 2001, the Company invested $41.0 million in an adjustable rate senior promissory note due September 25, 2006, issued by AGC. The Company recognized interest income on the note of $1.0 million and $0.3 million during 2002 and 2001, respectively.

         In June 2001, the Company purchased a corporate-owned life insurance ("COLI") policy from the Parent, for the purpose of informally funding a portion of the Company's employee benefits liability. A premium deposit of $150.0 million was made, covering 1,871 lives with a death benefit amount totaling $575.4 million. The Company recognized pretax income from the increase in cash surrender value of the COLI policy of $7.8 million and $4.6 million in 2002 and 2001, respectively. The COLI policy was surrendered effective September 30, 2002. On November 1, 2002, the Company received from the Parent $95.7 million in bonds and $66.7 million in cash, representing the policy's cash value of $162.4 million.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.      RELATED-PARTY TRANSACTIONS (Continued)

         During the year ended December 31, 2002, the Company paid $0.4 million to an affiliate of the Company to administer its securities lending program (see Note 2).

         On December 31, 2002, the Company sold certain partnership interests to an affiliate, Pine Street Holdings I LLC ("Pine Street Holdings"). Total proceeds received were $33.8 million, resulting in a realized gain of $3.5 million. The consideration received included $6.5 million of 1.38% secured term notes due December 31, 2012, and $8.5 million of preferred membership equity interests, issued by Pine Street Holdings.

         In 2002, the Company sold certain nonaffiliated surplus debentures with an aggregate carrying value of $68.0 million to an affiliate for their estimated market value, and recorded realized losses of $26.9 million on the sales.

11.      EMPLOYEE BENEFIT PLANS

         For the two years ended December 31, 2001, substantially all employees of the Company were covered under benefit plans sponsored by AGC, including a qualified defined benefit pension plan, contributory life, medical and dental postretirement benefit plans, and a qualified defined contribution savings plan. The amounts incurred related to the benefit plans were not material to the Company's consolidated financial position or results of operations.

         Effective January 1, 2002, as a result of AIG's acquisition of AGC, substantially all employees of AGC and its subsidiaries, including the Company, are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

         The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2002.

                                                            THE VARIABLE ANNUITY
                                                          LIFE INSURANCE COMPANY

                                                              SEPARATE ACCOUNT A





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2002






                                                                       AIG VALIC

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2002





                                    CONTENTS

Reports of Independent Accountants/Auditors .......................................      1
Statement of Net Assets ...........................................................      3
Schedule of Portfolio Investments .................................................     15
Statement of Operations ...........................................................     17
Statements of Changes in Net Assets ...............................................     31
Notes to Financial Statements .....................................................     66

                       REPORT OF INDEPENDENT ACCOUNTANTS



TO THE BOARD OF DIRECTORS OF
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND
CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE
   ACCOUNT A


In our opinion, the accompanying statements of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions listed in Note A of The Variable Annuity Life Insurance Company Separate Account A at December 31, 2002, the results of each of their operations and changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of The Variable Annuity Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.



/s/ PRICEWATERHOUSECOOPERS LLP


Houston,  Texas
April 11, 2003

                         REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A



We have audited the accompanying statement of changes in net assets of The Variable Annuity Life Insurance Company Separate Account A (comprised of the following divisions: 1, 2, 4 through 8 inclusive, 10A, 10B, 10C, 10D, 11 through 28 inclusive, 30 through 33 inclusive, 35 through 41 inclusive, 44 through 50 inclusive, and 52 through 74 inclusive) (collectively, the "Separate Account") for the period ended December 31, 2001 as indicated therein. This financial statement is the responsibility of the Separate Account's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion the financial statement referred to above presents fairly, in all material respects, the changes in the net assets of the Separate Account for the period ended December 31, 2001 as indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ ERNST & YOUNG LLP

Houston, Texas
March 6, 2002

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2002



                                                                     VALIC COMPANY I        VALIC COMPANY I      VALIC COMPANY I
                                                                   CAPITAL CONSERVATION   CAPITAL CONSERVATION    MONEY MARKET I
                                                                          FUND                   FUND                 FUND
                                                                   --------------------   --------------------   ---------------
                                                                       DIVISION 1              DIVISION 7           DIVISION 2
                                                                   --------------------   --------------------   ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $          4,537,031   $         76,596,836   $     3,560,568
  Balance Due From (To) VALIC General Account, Net                               (1,240)               (90,558)             (595)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             27                118,006               (36)
                                                                   --------------------   --------------------   ---------------
Net Assets                                                         $          4,535,818   $         76,624,284   $     3,559,937
                                                                   ====================   ====================   ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $          4,535,818   $         76,624,284   $     3,559,937
  Reserves For Annuity Contracts On Benefit                                          --                     --                --
                                                                   --------------------   --------------------   ---------------
Total Contract Owner Reserves                                                 4,535,818             76,624,284         3,559,937

  Capital Surplus                                                                    --                     --                --
                                                                   --------------------   --------------------   ---------------
Total Contract Owner Reserves and Capital Surplus                  $          4,535,818   $         76,624,284   $     3,559,937
                                                                   ====================   ====================   ===============


STANDARD UNITS
  Net Assets                                                       $          4,537,031   $         72,001,628   $     3,560,568
  Accumulation Units Outstanding                                            992,975.641         28,140,574.815     1,288,000.317
  Unit Value of Units Outstanding                                  $           4.569127   $           2.558641   $      2.764416

Enhanced 20 bp Reduced Units
  Net Assets                                                       $                 --   $          2,834,782   $            --
  Accumulation Units Outstanding                                                     --          1,072,327.756                --
  Unit Value of Units Outstanding                                  $                 --   $           2.643578   $            --

Enhanced 40 bp Reduced Units
  Net Assets                                                       $                 --   $          1,793,652   $            --
  Accumulation Units Outstanding                                                     --            655,772.996                --
  Unit Value of Units Outstanding                                  $                 --   $           2.735172   $            --

Enhanced 145 bp Units
  Net Assets                                                       $                 --   $                 --   $            --
  Accumulation Units Outstanding                                                     --                     --                --
  Unit Value of Units Outstanding                                  $                 --   $                 --   $            --


                                                                    VALIC COMPANY I         VALIC COMPANY I     VALIC COMPANY I
                                                                    MONEY MARKET I           MID CAP INDEX      ASSET ALLOCATION
                                                                        FUND                     FUND                 FUND
                                                                 --------------------    --------------------   ----------------
                                                                      DIVISION 6              DIVISION 4            DIVISION 5
                                                                 --------------------    --------------------   ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $        470,962,956    $        931,050,890   $    155,561,597
  Balance Due From (To) VALIC General Account, Net                            636,390                 (13,901)          (159,312)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                     (349,770)                317,401            245,555
                                                                 --------------------    --------------------   ----------------
Net Assets                                                       $        471,249,576    $        931,354,390   $    155,647,840
                                                                 ====================    ====================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $        471,236,359    $        930,696,303   $    155,439,704
  Reserves For Annuity Contracts On Benefit                                    13,217                 658,087            208,136
                                                                 --------------------    --------------------   ----------------
Total Contract Owner Reserves                                             471,249,576             931,354,390        155,647,840

  Capital Surplus                                                                  --                      --                 --
                                                                 --------------------    --------------------   ----------------
Total Contract Owner Reserves and Capital Surplus                $        471,249,576    $        931,354,390   $    155,647,840
                                                                 ====================    ====================   ================


STANDARD UNITS
  Net Assets                                                     $        400,165,777    $        859,211,285   $    148,437,339
  Accumulation Units Outstanding                                      205,010,836.737         157,442,271.945     43,285,442.286
  Unit Value of Units Outstanding                                $           1.951925    $           5.457310   $       3.429267

Enhanced 20 bp Reduced Units
  Net Assets                                                     $         38,934,848    $         44,702,632   $      3,822,754
  Accumulation Units Outstanding                                       19,301,326.439           7,884,899.160      1,074,735.531
  Unit Value of Units Outstanding                                $           2.017211    $           5.669398   $       3.556925

Enhanced 40 bp Reduced Units
  Net Assets                                                     $         32,156,205    $         26,832,623   $      3,195,252
  Accumulation Units Outstanding                                       15,407,572.660           4,544,820.151        864,202.158
  Unit Value of Units Outstanding                                $           2.087039    $           5.904001   $       3.697343

Enhanced 145 bp Units
  Net Assets                                                     $             18,484    $             31,914   $             --
  Accumulation Units Outstanding                                           18,223.980              39,770.963                 --
  Unit Value of Units Outstanding                                $           1.014262    $           0.802436   $             --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                          VALIC COMPANY I      VALIC COMPANY I   VALIC COMPANY I
                                                                       GOVERNMENT SECURITIES     STOCK INDEX       STOCK INDEX
                                                                               FUND                 FUND               FUND
                                                                       ---------------------   ---------------   ---------------
                                                                            DIVISION 8          DIVISION 10A       DIVISION 10B
                                                                       ---------------------   ---------------   ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value                 $         166,636,647   $   225,456,238   $    18,846,999
  Balance Due From (To) VALIC General Account, Net                                    58,085           (68,805)            3,738
  Receivable (Payable) For Mutual Fund Sales (Purchases)                               4,585           181,481               150
                                                                       ---------------------   ---------------   ---------------
Net Assets                                                             $         166,699,317   $   225,568,914   $    18,850,887
                                                                       =====================   ===============   ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                                 $         166,677,323   $   219,891,408   $    18,200,027
  Reserves For Annuity Contracts On Benefit                                           21,994         5,677,506           650,860
                                                                       ---------------------   ---------------   ---------------
Total Contract Owner Reserves                                                    166,699,317       225,568,914        18,850,887

  Capital Surplus                                                                         --                --                --
                                                                       ---------------------   ---------------   ---------------
Total Contract Owner Reserves and Capital Surplus                      $         166,699,317   $   225,568,914   $    18,850,887
                                                                       =====================   ===============   ===============


Standard Units
  Net Assets                                                           $         154,089,906   $   219,891,413   $    18,200,027
  Accumulation Units Outstanding                                              57,831,830.913    13,677,206.267       689,762.746
  Unit Value of Units Outstanding                                      $            2.664448   $     16.077217   $     26.385924

Enhanced 20 bp Reduced Units
  Net Assets                                                           $           9,063,673   $            --   $            --
  Accumulation Units Outstanding                                               3,292,403.261                --                --
  Unit Value of Units Outstanding                                      $            2.752905   $            --   $            --

Enhanced 40 bp Reduced Units
  Net Assets                                                           $           3,537,871   $            --   $            --
  Accumulation Units Outstanding                                               1,242,126.750                --                --
  Unit Value of Units Outstanding                                      $            2.848237   $            --   $            --

Enhanced 145 bp Units
  Net Assets                                                           $                  --   $            --   $            --
  Accumulation Units Outstanding                                                          --                --                --
  Unit Value of Units Outstanding                                      $                  --   $            --   $            --


                                                                    VALIC COMPANY I      VALIC COMPANY I      VALIC COMPANY I
                                                                      STOCK INDEX          STOCK INDEX     INTERNATIONAL EQUITIES
                                                                         FUND                 FUND                 FUND
                                                                    ---------------      ---------------   ----------------------
                                                                      DIVISION 10C         DIVISION 10D          DIVISION 11
                                                                    ---------------      ---------------   ----------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value              $ 2,792,128,476      $    23,950,130   $           74,882,302
  Balance Due From (To) VALIC General Account, Net                       (1,264,057)              (4,767)              (1,661,594)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                  3,144,053                  225                1,663,086
                                                                    ---------------      ---------------   ----------------------
Net Assets                                                          $ 2,794,008,472      $    23,945,588   $           74,883,794
                                                                    ===============      ===============   ======================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                              $ 2,790,363,242      $    23,825,409   $           74,790,632
  Reserves For Annuity Contracts On Benefit                               3,645,230              120,179                   93,162
                                                                    ---------------      ---------------   ----------------------
Total Contract Owner Reserves                                         2,794,008,472           23,945,588               74,883,794

  Capital Surplus                                                                --                   --                       --
                                                                    ---------------      ---------------   ----------------------
Total Contract Owner Reserves and Capital Surplus                   $ 2,794,008,472      $    23,945,588   $           74,883,794
                                                                    ===============      ===============   ======================


Standard Units
  Net Assets                                                        $ 2,521,744,569      $    23,830,008   $           71,120,447
  Accumulation Units Outstanding                                    738,928,810.724        3,940,018.518           75,173,263.625
  Unit Value of Units Outstanding                                   $      3.412703      $      6.048197   $             0.946087

Enhanced 20 bp Reduced Units
  Net Assets                                                        $   166,076,359      $            --   $            3,302,745
  Accumulation Units Outstanding                                     47,259,244.981                   --            3,400,912.450
  Unit Value of Units Outstanding                                   $      3.514156      $            --   $             0.971135

Enhanced 40 bp Reduced Units
  Net Assets                                                        $   102,843,011      $            --   $              378,982
  Accumulation Units Outstanding                                     28,356,506.975                   --              380,022.931
  Unit Value of Units Outstanding                                   $      3.626787      $            --   $             0.997262

Enhanced 145 bp Units
  Net Assets                                                        $        27,726      $            --   $                   --
  Accumulation Units Outstanding                                         42,075.393                   --                       --
  Unit Value of Units Outstanding                                   $      0.658971      $            --   $                   --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                   VALIC COMPANY I          VALIC COMPANY I        VALIC COMPANY I
                                                                   SOCIAL AWARENESS      INT'L GOVERNMENT BOND     SMALL CAP INDEX
                                                                         FUND                    FUND                   FUND
                                                                   ----------------      ---------------------     ---------------
                                                                     DIVISION 12              DIVISION 13            DIVISION 14
                                                                   ----------------      ---------------------     ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $    317,955,018      $         127,986,508     $   210,053,812
  Balance Due From (To) VALIC General Account, Net                         (210,339)                   726,396              (3,227)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    387,412                   (689,019)            120,923
                                                                   ----------------      ---------------------     ---------------
Net Assets                                                         $    318,132,091      $         128,023,885     $   210,171,508
                                                                   ================      =====================     ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $    317,926,329      $         127,990,139     $   209,942,630
  Reserves For Annuity Contracts On Benefit                                 205,762                     33,746             228,878
                                                                   ----------------      ---------------------     ---------------
Total Contract Owner Reserves                                           318,132,091                128,023,885         210,171,508

  Capital Surplus                                                                --                         --                  --
                                                                   ----------------      ---------------------     ---------------
Total Contract Owner Reserves and Capital Surplus                  $    318,132,091      $         128,023,885     $   210,171,508
                                                                   ================      =====================     ===============


Standard Units
  Net Assets                                                       $    294,296,781      $         116,423,335     $   192,229,815
  Accumulation Units Outstanding                                    112,841,261.517             67,330,935.615     100,628,023.825
  Unit Value of Units Outstanding                                  $       2.608060      $            1.729121     $      1.910301

Enhanced 20 bp Reduced Units
  Net Assets                                                       $     18,545,453      $           9,769,346     $    11,994,702
  Accumulation Units Outstanding                                      6,937,701.151              5,528,659.807       6,154,594.575
  Unit Value of Units Outstanding                                  $       2.673141      $            1.767037     $      1.948902

Enhanced 40 bp Reduced Units
  Net Assets                                                       $      5,129,893      $           1,810,341     $     5,732,800
  Accumulation Units Outstanding                                      1,868,793.652              1,001,691.954       2,879,348.375
  Unit Value of Units Outstanding                                  $       2.745029      $            1.807283     $      1.991006

Enhanced 145 bp Units
  Net Assets                                                       $             --      $                  --     $        10,098
  Accumulation Units Outstanding                                                 --                         --          13,549.072
  Unit Value of Units Outstanding                                  $       0.660244      $                  --     $      0.745324


                                                                  VALIC COMPANY I      VALIC COMPANY I         VALIC COMPANY I
                                                                    CORE EQUITY        GROWTH & INCOME      SCIENCE & TECHNOLOGY
                                                                       FUND                 FUND                    FUND
                                                                  ---------------      ---------------      --------------------
                                                                    DIVISION 15          DIVISION 16              DIVISION 17
                                                                  ---------------      ---------------      --------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $   526,163,840      $   153,593,234      $        942,212,801
  Balance Due From (To) VALIC General Account, Net                       (302,583)             (44,513)                 (669,509)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                  560,514               84,851                 1,150,402
                                                                  ---------------      ---------------      --------------------
Net Assets                                                        $   526,421,771      $   153,633,572      $        942,693,694
                                                                  ===============      ===============      ====================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $   526,067,114      $   153,540,848      $        942,232,659
  Reserves For Annuity Contracts On Benefit                               354,657               92,724                   461,035
                                                                  ---------------      ---------------      --------------------
Total Contract Owner Reserves                                         526,421,771          153,633,572               942,693,694

  Capital Surplus                                                              --                   --                        --
                                                                  ---------------      ---------------      --------------------
Total Contract Owner Reserves and Capital Surplus                 $   526,421,771      $   153,633,572      $        942,693,694
                                                                  ===============      ===============      ====================


Standard Units
  Net Assets                                                      $   489,645,614      $   145,467,879      $        859,878,848
  Accumulation Units Outstanding                                  316,043,125.465       89,012,446.461           597,759,509.474
  Unit Value of Units Outstanding                                 $      1.549300      $      1.634242      $           1.438503

Enhanced 20 bp Reduced Units
  Net Assets                                                      $    29,683,612      $     6,448,694      $         63,413,719
  Accumulation Units Outstanding                                   18,853,524.945        3,882,769.456            43,387,664.889
  Unit Value of Units Outstanding                                 $      1.574433      $      1.660849      $           1.461561

Enhanced 40 bp Reduced Units
  Net Assets                                                      $     6,805,333      $     1,640,880      $         19,161,462
  Accumulation Units Outstanding                                    4,247,980.699          970,966.669            12,884,236.342
  Unit Value of Units Outstanding                                 $      1.602016      $      1.689945      $           1.487202

Enhanced 145 bp Units
  Net Assets                                                      $            --      $            --      $                 --
  Accumulation Units Outstanding                                               --                   --                        --
  Unit Value of Units Outstanding                                 $            --      $      0.687155      $           0.338415


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                VALIC COMPANY I     TEMPLETON GLOBAL          VALIC COMPANY I
                                                                   SMALL CAP        ASSET ALLOCATION      INTERNATIONAL GROWTH I
                                                                     FUND                  FUND                    FUND
                                                                ---------------     ----------------      ----------------------
                                                                  DIVISION 18          DIVISION 19              DIVISION 20
                                                                ---------------     ----------------      ----------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $   494,378,595     $    222,677,699      $          337,148,046
  Balance Due From (To) VALIC General Account, Net                       53,487               69,448                     (78,233)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                 63,003              (34,443)                    127,434
                                                                ---------------     ----------------      ----------------------
Net Assets                                                      $   494,495,085     $    222,712,704      $          337,197,247
                                                                ===============     ================      ======================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                          $   494,259,587     $    222,442,901      $          336,902,120
  Reserves For Annuity Contracts On Benefit                             235,498              269,803                     295,127
                                                                ---------------     ----------------      ----------------------
Total Contract Owner Reserves                                       494,495,085          222,712,704                 337,197,247

  Capital Surplus                                                            --                   --                          --
                                                                ---------------     ----------------      ----------------------
Total Contract Owner Reserves and Capital Surplus               $   494,495,085     $    222,712,704      $          337,197,247
                                                                ===============     ================      ======================


Standard Units
  Net Assets                                                    $   439,650,633     $    183,456,590      $          298,417,995
  Accumulation Units Outstanding                                276,885,630.022      106,642,455.857             256,424,176.997
  Unit Value of Units Outstanding                               $      1.587842     $       1.720296      $             1.163767

Enhanced 20 bp Reduced Units
  Net Assets                                                    $    16,730,555     $      7,390,488      $           15,132,100
  Accumulation Units Outstanding                                 10,322,622.081        4,180,946.721              12,743,207.001
  Unit Value of Units Outstanding                               $      1.620766     $       1.767659      $             1.187464

Enhanced 40 bp Reduced Units
  Net Assets                                                    $    37,931,255     $     31,616,054      $           23,391,891
  Accumulation Units Outstanding                                 22,831,723.453       17,376,766.902              19,282,230.826
  Unit Value of Units Outstanding                               $      1.661340     $       1.819444      $             1.213132

Enhanced 145 bp Units
  Net Assets                                                    $            --     $             --      $                   --
  Accumulation Units Outstanding                                             --                   --                          --
  Unit Value of Units Outstanding                               $            --     $             --      $                   --


                                                                 VALIC COMPANY I           VANGUARD                 VANGUARD
                                                                 INCOME & GROWTH      LONG-TERM CORPORATE      LONG-TERM TREASURY
                                                                      FUND                   FUND                     FUND
                                                                 ---------------      -------------------      ------------------
                                                                   DIVISION 21            DIVISION 22              DIVISION 23
                                                                 ---------------      -------------------      ------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $   184,993,345      $       170,867,502      $      337,330,493
  Balance Due From (To) VALIC General Account, Net                       (94,664)                  63,547                 187,120
  Receivable (Payable) For Mutual Fund Sales (Purchases)                 211,940                  (27,416)                (59,570)
                                                                 ---------------      -------------------      ------------------
Net Assets                                                       $   185,110,621      $       170,903,633      $      337,458,043
                                                                 ===============      ===================      ==================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $   184,966,365      $       170,846,111      $      337,376,540
  Reserves For Annuity Contracts On Benefit                              144,256                   57,522                  81,503
                                                                 ---------------      -------------------      ------------------
Total Contract Owner Reserves                                        185,110,621              170,903,633             337,458,043

  Capital Surplus                                                             --                       --                      --
                                                                 ---------------      -------------------      ------------------
Total Contract Owner Reserves and Capital Surplus                $   185,110,621      $       170,903,633      $      337,458,043
                                                                 ===============      ===================      ==================


Standard Units
  Net Assets                                                     $   155,137,629      $       141,059,012      $      290,132,753
  Accumulation Units Outstanding                                 140,185,068.642           88,869,617.987         172,217,498.151
  Unit Value of Units Outstanding                                $      1.106663      $          1.587258      $         1.684688

Enhanced 20 bp Reduced Units
  Net Assets                                                     $    23,718,337      $        18,519,936      $       34,565,068
  Accumulation Units Outstanding                                  20,786,631.859           11,209,488.875          19,883,997.266
  Unit Value of Units Outstanding                                $      1.141038      $          1.652166      $         1.738336

Enhanced 40 bp Reduced Units
  Net Assets                                                     $     6,134,040      $        11,282,715      $       12,709,907
  Accumulation Units Outstanding                                   5,195,789.183            6,535,896.140           7,071,533.068
  Unit Value of Units Outstanding                                $      1.180579      $          1.726269      $         1.797334

Enhanced 145 bp Units
  Net Assets                                                     $            --      $                --      $               --
  Accumulation Units Outstanding                                              --                       --                      --
  Unit Value of Units Outstanding                                $            --      $                --      $               --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)



                                                                      VANGUARD               VANGUARD                PUTNAM
                                                                     WINDSOR II              WELLINGTON         NEW OPPORTUNITIES
                                                                        FUND                   FUND                   FUND
                                                                  -----------------      -----------------      -----------------
                                                                     DIVISION 24             DIVISION 25            DIVISION 26
                                                                  -----------------      -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $     772,562,182      $     705,552,421      $     528,566,557
  Balance Due From (To) VALIC General Account, Net                         (199,789)              (107,019)              (224,740)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    892,031                904,656                605,195
                                                                  -----------------      -----------------      -----------------
Net Assets                                                        $     773,254,424      $     706,350,058      $     528,947,012
                                                                  =================      =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $     772,951,517      $     705,860,696      $     528,871,668
  Reserves For Annuity Contracts On Benefit                                 302,907                489,362                 75,344
                                                                  -----------------      -----------------      -----------------
Total Contract Owner Reserves                                           773,254,424            706,350,058            528,947,012

  Capital Surplus                                                                --                     --                     --
                                                                  -----------------      -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                 $     773,254,424      $     706,350,058      $     528,947,012
                                                                  =================      =================      =================


Standard Units
  Net Assets                                                      $     653,092,021      $     582,328,271      $     428,464,273
  Accumulation Units Outstanding                                    461,319,938.586        369,219,079.556        518,855,049.061
  Unit Value of Units Outstanding                                 $        1.415703      $        1.577189      $        0.825788

Enhanced 20 bp Reduced Units
  Net Assets                                                      $      67,334,032      $      79,181,510      $      58,482,044
  Accumulation Units Outstanding                                     46,093,280.695         48,274,785.776         69,285,939.030
  Unit Value of Units Outstanding                                 $        1.460821      $        1.640225      $        0.844068

Enhanced 40 bp Reduced Units
  Net Assets                                                      $      52,621,655      $      44,428,295      $      42,020,276
  Accumulation Units Outstanding                                     34,780,851.968         25,923,835.481         48,568,527.240
  Unit Value of Units Outstanding                                 $        1.512949      $        1.713801      $        0.865175

Enhanced 145 bp Units
  Net Assets                                                      $              --      $              --      $              --
  Accumulation Units Outstanding                                                 --                     --                     --
  Unit Value of Units Outstanding                                 $              --      $              --      $        0.471605

                                                                      PUTNAM OTC              PUTNAM             VALIC COMPANY I
                                                                  & EMERGING GROWTH        GLOBAL EQUITY        LARGE CAP GROWTH
                                                                        FUND                   FUND                   FUND
                                                                  -----------------      -----------------      -----------------
                                                                     DIVISION 27             DIVISION 28           DIVISION 30
                                                                  -----------------      -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $     170,234,624      $     311,436,521      $     388,723,687
  Balance Due From (To) VALIC General Account, Net                          (96,979)              (145,556)              (168,505)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    224,287                406,357                593,386
                                                                  -----------------      -----------------      -----------------
Net Assets                                                        $     170,361,932      $     311,697,322      $     389,148,568
                                                                  =================      =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $     170,339,102      $     311,633,162      $     389,084,847
  Reserves For Annuity Contracts On Benefit                                  22,830                 64,160                 63,721
                                                                  -----------------      -----------------      -----------------
Total Contract Owner Reserves                                           170,361,932            311,697,322            389,148,568

  Capital Surplus                                                                --                     --                     --
                                                                  -----------------      -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                 $     170,361,932      $     311,697,322      $     389,148,568
                                                                  =================      =================      =================


Standard Units
  Net Assets                                                      $     151,425,385      $     259,143,919      $     315,638,876
  Accumulation Units Outstanding                                    366,937,061.146        283,387,430.449        369,317,298.683
  Unit Value of Units Outstanding                                 $        0.412674      $        0.914451      $        0.854655

Enhanced 20 bp Reduced Units
  Net Assets                                                      $      14,895,392      $      34,396,133      $      38,614,820
  Accumulation Units Outstanding                                     34,971,865.508         36,429,751.070         43,795,573.230
  Unit Value of Units Outstanding                                 $        0.425925      $        0.944177      $        0.881706

Enhanced 40 bp Reduced Units
  Net Assets                                                      $       4,066,734      $      18,143,509      $      34,899,760
  Accumulation Units Outstanding                                      9,224,902.179         18,566,338.895         38,256,877.033
  Unit Value of Units Outstanding                                 $        0.440843      $        0.977226      $        0.912248

Enhanced 145 bp Units
  Net Assets                                                      $              --      $           1,418      $              --
  Accumulation Units Outstanding                                                 --              2,467.034                     --
  Unit Value of Units Outstanding                                 $        0.378054      $        0.574928      $              --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                     AMERICAN            TEMPLETON           VALIC COMPANY II
                                                                   CENTURY ULTRA          FOREIGN        INTERNATIONAL GROWTH II
                                                                       FUND                FUND                   FUND
                                                                 -----------------   -----------------   -----------------------
                                                                    DIVISION 31         DIVISION 32             DIVISION 33
                                                                 -----------------   -----------------   -----------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $     802,782,180   $     297,956,458   $            17,559,181
  Balance Due From (To) VALIC General Account, Net                        (231,659)           (482,096)                  104,452
  Receivable (Payable) For Mutual Fund Sales (Purchases)                 1,048,705             715,667                  (102,454)
                                                                 -----------------   -----------------   -----------------------
Net Assets                                                       $     803,599,226   $     298,190,029   $            17,561,179
                                                                 =================   =================   =======================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $     803,351,620   $     298,089,232   $            11,681,320
  Reserves For Annuity Contracts On Benefit                                247,606             100,797                        --
                                                                 -----------------   -----------------   -----------------------
Total Contract Owner Reserves                                          803,599,226         298,190,029                11,681,320

  Capital Surplus                                                               --                  --                 5,879,859
                                                                 -----------------   -----------------   -----------------------
Total Contract Owner Reserves and Capital Surplus                $     803,599,226   $     298,190,029   $            17,561,179
                                                                 =================   =================   =======================


Standard Units
  Net Assets                                                     $     708,428,166   $     260,412,895   $             8,747,467
  Accumulation Units Outstanding                                   588,606,681.006     224,721,114.387             9,751,066.509
  Unit Value of Units Outstanding                                $        1.203568   $        1.158827   $              0.897078

Enhanced 20 bp Reduced Units
  Net Assets                                                     $      74,013,946   $      32,667,951   $             1,466,081
  Accumulation Units Outstanding                                    59,170,778.856      27,321,330.886             1,620,256.302
  Unit Value of Units Outstanding                                $        1.250853   $        1.195694   $              0.904845

Enhanced 40 bp Reduced Units
  Net Assets                                                     $      21,041,004   $       5,043,077   $             1,469,359
  Accumulation Units Outstanding                                    16,126,031.796       4,076,412.617             1,609,834.942
  Unit Value of Units Outstanding                                $        1.304785   $        1.237136   $              0.912739

Enhanced 145 bp Units
  Net Assets                                                     $              --   $              --   $                    --
  Accumulation Units Outstanding                                                --                  --                        --
  Unit Value of Units Outstanding                                $        0.634566   $              --   $                    --


                                                                   VALIC COMPANY II      VALIC COMPANY II      VALIC COMPANY II
                                                                   SMALL CAP GROWTH      SMALL CAP VALUE        MID CAP GROWTH
                                                                        FUND                  FUND                   FUND
                                                                   ----------------      ----------------      ----------------
                                                                      DIVISION 35           DIVISION 36           DIVISION 37
                                                                   ----------------      ----------------      ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $     22,582,472      $     40,075,176      $     25,776,334
  Balance Due From (To) VALIC General Account, Net                            9,312              (148,245)                1,447
  Receivable (Payable) For Mutual Fund Sales (Purchases)                     (1,798)              211,835                17,644
                                                                   ----------------      ----------------      ----------------
Net Assets                                                         $     22,589,986      $     40,138,766      $     25,795,425
                                                                   ================      ================      ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $     19,247,203      $     35,435,908      $     23,062,596
  Reserves For Annuity Contracts On Benefit                                  10,033                14,956                 5,764
                                                                   ----------------      ----------------      ----------------
Total Contract Owner Reserves                                            19,257,236            35,450,864            23,068,360

  Capital Surplus                                                         3,332,750             4,687,902             2,727,065
                                                                   ----------------      ----------------      ----------------
Total Contract Owner Reserves and Capital Surplus                  $     22,589,986      $     40,138,766      $     25,795,425
                                                                   ================      ================      ================


Standard Units
  Net Assets                                                       $     10,940,666      $     28,355,191      $     19,002,989
  Accumulation Units Outstanding                                     12,177,837.308        23,443,070.307        28,059,998.776
  Unit Value of Units Outstanding                                  $       0.898408      $       1.209534      $       0.677227

Enhanced 20 bp Reduced Units
  Net Assets                                                       $      1,575,052      $      2,923,538      $      3,006,186
  Accumulation Units Outstanding                                      1,738,121.240         2,396,377.880         4,401,018.672
  Unit Value of Units Outstanding                                  $       0.906181      $       1.219982      $       0.683066

Enhanced 40 bp Reduced Units
  Net Assets                                                       $      6,733,822      $      4,162,153      $      1,057,486
  Accumulation Units Outstanding                                      7,366,646.336         3,382,126.625         1,534,705.729
  Unit Value of Units Outstanding                                  $       0.914096      $       1.230632      $       0.689048

Enhanced 145 bp Units
  Net Assets                                                       $             --      $             --      $             --
  Accumulation Units Outstanding                                                 --                    --                    --
  Unit Value of Units Outstanding                                  $       0.513606      $             --      $             --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                  VALIC COMPANY II        VALIC COMPANY II        VALIC COMPANY II
                                                                    MID CAP VALUE       CAPITAL APPRECIATION      LARGE CAP VALUE
                                                                       FUND                     FUND                    FUND
                                                                  ----------------      --------------------      ----------------
                                                                    DIVISION 38              DIVISION 39             DIVISION 40
                                                                  ----------------      --------------------      ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $     86,237,545      $         16,265,545      $     20,528,082
  Balance Due From (To) VALIC General Account, Net                         (27,954)                    3,850               106,900
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    65,836                    (3,681)             (101,037)
                                                                  ----------------      --------------------      ----------------
Net Assets                                                        $     86,275,427      $         16,265,714      $     20,533,945
                                                                  ================      ====================      ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $     82,217,902      $         14,592,183      $     17,988,087
  Reserves For Annuity Contracts On Benefit                                 46,513                        --                    --
                                                                  ----------------      --------------------      ----------------
Total Contract Owner Reserves                                           82,264,415                14,592,183            17,988,087

  Capital Surplus                                                        4,011,012                 1,673,531             2,545,858
                                                                  ----------------      --------------------      ----------------
Total Contract Owner Reserves and Capital Surplus                 $     86,275,427      $         16,265,714      $     20,533,945
                                                                  ================      ====================      ================


Standard Units
  Net Assets                                                      $     63,068,605      $          4,025,908      $     13,499,996
  Accumulation Units Outstanding                                    38,928,162.034             5,866,302.216        11,615,337.675
  Unit Value of Units Outstanding                                 $       1.620128      $           0.686277      $       1.162256

Enhanced 20 bp Reduced Units
  Net Assets                                                      $      8,238,323      $            694,244      $      3,123,214
  Accumulation Units Outstanding                                     5,041,442.964             1,002,903.429         2,664,153.819
  Unit Value of Units Outstanding                                 $       1.634120      $           0.692234      $       1.172310

Enhanced 40 bp Reduced Units
  Net Assets                                                      $     10,922,253      $          9,872,694      $      1,366,616
  Accumulation Units Outstanding                                     6,625,980.734            14,138,366.350         1,155,643.866
  Unit Value of Units Outstanding                                 $       1.648398      $           0.698291      $       1.182558

Enhanced 145 bp Units
  Net Assets                                                      $             --      $                 --      $             --
  Accumulation Units Outstanding                                                --                        --                    --
  Unit Value of Units Outstanding                                 $             --      $           0.531972      $             --


                                                                    VALIC COMPANY II        VALIC COMPANY II      VALIC COMPANY I
                                                                  SOCIALLY RESPONSIBLE      MONEY MARKET II        OPPORTUNITIES
                                                                         FUND                    FUND                   FUND
                                                                  --------------------      ----------------      ---------------
                                                                       DIVISION 41             DIVISION 44          DIVISION 45
                                                                  --------------------      ----------------      ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $          9,891,603      $     80,379,798      $     1,010,671
  Balance Due From (To) VALIC General Account, Net                             (20,628)             (194,834)                 484
  Receivable (Payable) For Mutual Fund Sales (Purchases)                        20,251               267,018                  493
                                                                  --------------------      ----------------      ---------------
Net Assets                                                        $          9,891,226      $     80,451,982      $     1,011,648
                                                                  ====================      ================      ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $          5,887,052      $     77,473,117      $     1,011,648
  Reserves For Annuity Contracts On Benefit                                         --                69,562                   --
                                                                  --------------------      ----------------      ---------------
Total Contract Owner Reserves                                                5,887,052            77,542,679            1,011,648

  Capital Surplus                                                            4,004,174             2,909,303                   --
                                                                  --------------------      ----------------      ---------------
Total Contract Owner Reserves and Capital Surplus                 $          9,891,226      $     80,451,982      $     1,011,648
                                                                  ====================      ================      ===============


Standard Units
  Net Assets                                                      $          1,807,224      $     63,307,252      $       888,457
  Accumulation Units Outstanding                                         2,009,797.974        55,192,757.614        2,320,712.916
  Unit Value of Units Outstanding                                 $           0.899207      $       1.147021      $      0.382838

Enhanced 20 bp Reduced Units
  Net Assets                                                      $          1,377,006      $     10,613,293      $        50,427
  Accumulation Units Outstanding                                         1,518,217.138         9,173,724.322          131,146.914
  Unit Value of Units Outstanding                                 $           0.906989      $       1.156923      $      0.384511

Enhanced 40 bp Reduced Units
  Net Assets                                                      $          2,703,199      $      3,556,612      $        72,980
  Accumulation Units Outstanding                                         2,954,574.462         3,047,552.030          188,972.765
  Unit Value of Units Outstanding                                 $           0.914920      $       1.167039      $      0.386193

Enhanced 145 bp Units
  Net Assets                                                      $                 --      $             --      $            --
  Accumulation Units Outstanding                                                    --                    --                   --
  Unit Value of Units Outstanding                                 $                 --      $             --      $            --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                   VALIC COMPANY I            JANUS             VALIC COMPANY II
                                                                 NASDAQ-100(R) INDEX     ADVISER WORLDWIDE      AGGRESSIVE GROWTH
                                                                        FUND                   FUND              LIFESTYLE FUND
                                                                 -------------------     -----------------      -----------------
                                                                     DIVISION 46            DIVISION 47            DIVISION 48
                                                                 -------------------     -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $       25,156,190      $      31,378,020      $      20,693,372
  Balance Due From (To) VALIC General Account, Net                          (91,437)               (22,780)                (7,162)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    107,138                 72,302                  4,660
                                                                 ------------------      -----------------      -----------------
Net Assets                                                       $       25,171,891      $      31,427,542      $      20,690,870
                                                                 ==================      =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $       25,171,891      $      31,411,290      $      15,711,059
  Reserves For Annuity Contracts On Benefit                                      --                 16,252                     --
                                                                 ------------------      -----------------      -----------------
Total Contract Owner Reserves                                            25,171,891             31,427,542             15,711,059

  Capital Surplus                                                                --                     --              4,979,811
                                                                 ------------------      -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                $       25,171,891      $      31,427,542      $      20,690,870
                                                                 ==================      =================      =================


Standard Units
  Net Assets                                                     $       22,454,142      $      26,822,137      $      11,601,378
  Accumulation Units Outstanding                                     76,610,719.502         51,359,692.919         11,558,922.255
  Unit Value of Units Outstanding                                $         0.293094      $        0.522241      $        1.003673

Enhanced 20 bp Reduced Units
  Net Assets                                                     $        1,552,302      $       3,699,627      $       1,984,331
  Accumulation Units Outstanding                                      5,273,085.745          7,053,397.097          1,960,053.308
  Unit Value of Units Outstanding                                $         0.294382      $        0.524517      $        1.012386

Enhanced 40 bp Reduced Units
  Net Assets                                                     $        1,169,701      $         889,282      $       2,123,807
  Accumulation Units Outstanding                                      3,956,141.966          1,688,080.457          2,079,688.597
  Unit Value of Units Outstanding                                $         0.295667      $        0.526801      $        1.021214

Enhanced 145 bp Units
  Net Assets                                                     $               --      $           6,049      $           4,760
  Accumulation Units Outstanding                                                 --             10,453.072              6,821.062
  Unit Value of Units Outstanding                                $               --      $        0.578663      $        0.697810


                                                                  VALIC COMPANY II     VALIC COMPANY II     VANGUARD LIFESTRATEGY
                                                                   MODERATE GROWTH    CONSERVATIVE GROWTH           GROWTH
                                                                   LIFESTYLE FUND       LIFESTYLE FUND               FUND
                                                                   ---------------    -------------------   ---------------------
                                                                     DIVISION 49          DIVISION 50            DIVISION 52
                                                                   ---------------    -------------------   ---------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $    35,817,010    $        19,843,506   $          53,970,175
  Balance Due From (To) VALIC General Account, Net                          21,032                 (9,005)                (67,716)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                   (23,868)                 9,583                  64,794
                                                                   ---------------    -------------------   ---------------------
Net Assets                                                         $    35,814,174    $        19,844,084   $          53,967,253
                                                                   ===============    ===================   =====================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $    30,181,855    $        13,755,056   $          53,967,253
  Reserves For Annuity Contracts On Benefit                                     --                     --                      --
                                                                   ---------------    -------------------   ---------------------
Total Contract Owner Reserves                                           30,181,855             13,755,056              53,967,253

  Capital Surplus                                                        5,632,319              6,089,028                      --
                                                                   ---------------    -------------------   ---------------------
Total Contract Owner Reserves and Capital Surplus                  $    35,814,174    $        19,844,084   $          53,967,253
                                                                   ===============    ===================   =====================


Standard Units
  Net Assets                                                       $    19,473,348    $         9,821,889   $          19,378,627
  Accumulation Units Outstanding                                    16,964,088.159          7,989,699.315          20,497,135.657
  Unit Value of Units Outstanding                                  $      1.147916    $          1.229319   $            0.945431

Enhanced 20 bp Reduced Units
  Net Assets                                                       $     3,491,690    $         1,799,518   $           3,685,038
  Accumulation Units Outstanding                                     3,015,695.457          1,451,289.546           3,864,619.606
  Unit Value of Units Outstanding                                  $      1.157839    $          1.239944   $            0.953532

Enhanced 40 bp Reduced Units
  Net Assets                                                       $     7,204,244    $         2,097,249   $          30,906,776
  Accumulation Units Outstanding                                     6,168,318.163          1,676,791.881          32,138,315.805
  Unit Value of Units Outstanding                                  $      1.167943    $          1.250751   $            0.961680

Enhanced 145 bp Units
  Net Assets                                                       $        16,704    $            37,785   $                  --
  Accumulation Units Outstanding                                        20,413.064             41,947.439                      --
  Unit Value of Units Outstanding                                  $      0.818293    $          0.900779   $                  --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                VANGUARD LIFESTRATEGY    VANGUARD LIFESTRATEGY      EVERGREEN
                                                                    MODERATE GROWTH       CONSERVATIVE GROWTH       SMALL CAP
                                                                         FUND                    FUND               VALUE FUND
                                                                ----------------------   ---------------------   ----------------
                                                                      DIVISION 53             DIVISION 54           DIVISION 55
                                                                ----------------------   ---------------------   ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $           68,558,128   $          20,315,581   $     94,801,008
  Balance Due From (To) VALIC General Account, Net                              59,621                  37,748          1,250,526
  Receivable (Payable) For Mutual Fund Sales (Purchases)                       (38,707)                (34,053)        (1,111,540)
                                                                ----------------------   ---------------------   ----------------
Net Assets                                                      $           68,579,042   $          20,319,276   $     94,939,994
                                                                ======================   =====================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                          $           68,579,042   $          20,319,276   $     94,916,652
  Reserves For Annuity Contracts On Benefit                                         --                      --             23,342
                                                                ----------------------   ---------------------   ----------------
Total Contract Owner Reserves                                               68,579,042              20,319,276         94,939,994

  Capital Surplus                                                                   --                      --                 --
                                                                ----------------------   ---------------------   ----------------
Total Contract Owner Reserves and Capital Surplus               $           68,579,042   $          20,319,276   $     94,939,994
                                                                ======================   =====================   ================


Standard Units
  Net Assets                                                    $           19,290,322   $          11,333,091   $     80,780,473
  Accumulation Units Outstanding                                        18,944,657.653          10,459,117.201     69,554,034.843
  Unit Value of Units Outstanding                               $             1.018246   $            1.083561   $       1.161406

Enhanced 20 bp Reduced Units
  Net Assets                                                    $            4,964,816   $           1,100,612   $      9,800,817
  Accumulation Units Outstanding                                         4,834,563.583           1,007,113.206      8,371,514.494
  Unit Value of Units Outstanding                               $             1.026942   $            1.092838   $       1.170734

Enhanced 40 bp Reduced Units
  Net Assets                                                    $           44,327,300   $           7,887,243   $      4,350,110
  Accumulation Units Outstanding                                        42,797,007.039           7,155,948.163      3,686,184.253
  Unit Value of Units Outstanding                               $             1.035757   $            1.102194   $       1.180112

Enhanced 145 bp Units
  Net Assets                                                    $                   --   $                  --   $             --
  Accumulation Units Outstanding                                                    --                      --                 --
  Unit Value of Units Outstanding                               $                   --   $                  --   $             --


                                                                   EVERGREEN           EVERGREEN          VALIC COMPANY II
                                                                GROWTH & INCOME          VALUE               CORE BOND
                                                                     FUND                 FUND                  FUND
                                                                ---------------      ---------------      ----------------
                                                                  DIVISION 56          DIVISION 57           DIVISION 58
                                                                ---------------      ---------------      ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $     4,024,076      $     9,233,961      $     24,215,768
  Balance Due From (To) VALIC General Account, Net                       11,688               (8,567)               (4,189)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                 (7,898)              16,634                 3,623
                                                                ---------------      ---------------      ----------------
Net Assets                                                      $     4,027,866      $     9,242,028      $     24,215,202
                                                                ===============      ===============      ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                          $     4,027,866      $     9,242,028      $     18,286,895
  Reserves For Annuity Contracts On Benefit                                  --                   --                18,180
                                                                ---------------      ---------------      ----------------
Total Contract Owner Reserves                                         4,027,866            9,242,028            18,305,075

  Capital Surplus                                                            --                   --             5,910,127
                                                                ---------------      ---------------      ----------------
Total Contract Owner Reserves and Capital Surplus               $     4,027,866      $     9,242,028      $     24,215,202
                                                                ===============      ===============      ================


Standard Units
  Net Assets                                                    $     3,450,900      $     7,999,080      $     12,363,246
  Accumulation Units Outstanding                                  4,723,655.642        9,232,239.061         9,930,525.218
  Unit Value of Units Outstanding                               $      0.730557      $      0.866429      $       1.244974

Enhanced 20 bp Reduced Units
  Net Assets                                                    $       395,222      $       953,442      $      1,093,342
  Accumulation Units Outstanding                                    536,677.991        1,091,640.342           870,673.048
  Unit Value of Units Outstanding                               $      0.736423      $      0.873403      $       1.255743

Enhanced 40 bp Reduced Units
  Net Assets                                                    $       182,623      $       291,078      $      4,829,379
  Accumulation Units Outstanding                                    246,004.370          330,612.410         3,812,557.953
  Unit Value of Units Outstanding                               $      0.742357      $      0.880421      $       1.266703

Enhanced 145 bp Units
  Net Assets                                                    $            --      $            --      $          2,547
  Accumulation Units Outstanding                                             --                   --             2,273.048
  Unit Value of Units Outstanding                               $            --      $            --      $       1.120686


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                 VALIC COMPANY II       VALIC COMPANY II
                                                                  STRATEGIC BOND         HIGH YIELD BOND            JANUS
                                                                      FUND                    FUND                   FUND
                                                                 -----------------      -----------------      -----------------
                                                                    DIVISION 59            DIVISION 60            DIVISION 61
                                                                 -----------------      -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $      25,862,704      $      18,176,227      $      39,005,872
  Balance Due From (To) VALIC General Account, Net                          61,508                 30,718                 (8,307)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                   (53,386)               (29,706)                66,261
                                                                 -----------------      -----------------      -----------------
Net Assets                                                       $      25,870,826      $      18,177,239      $      39,063,826
                                                                 =================      =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $      20,115,510      $      12,984,355      $      39,063,826
  Reserves For Annuity Contracts On Benefit                                     --                 10,809                     --
                                                                 -----------------      -----------------      -----------------
Total Contract Owner Reserves                                           20,115,510             12,995,164             39,063,826

  Capital Surplus                                                        5,755,316              5,182,075                     --
                                                                 -----------------      -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                $      25,870,826      $      18,177,239      $      39,063,826
                                                                 =================      =================      =================


Standard Units
  Net Assets                                                     $      17,342,662      $      11,892,591      $      31,951,118
  Accumulation Units Outstanding                                    13,615,201.122         11,554,259.507         71,609,092.653
  Unit Value of Units Outstanding                                $        1.273772      $        1.029282      $        0.446188

Enhanced 20 bp Reduced Units
  Net Assets                                                     $       1,269,362      $         706,104      $       5,611,618
  Accumulation Units Outstanding                                       987,993.519            680,130.997         12,521,963.118
  Unit Value of Units Outstanding                                $        1.284788      $        1.038188      $        0.448142

Enhanced 40 bp Reduced Units
  Net Assets                                                     $       1,502,553      $         387,449      $       1,509,772
  Accumulation Units Outstanding                                     1,159,362.097            369,950.656          3,354,421.944
  Unit Value of Units Outstanding                                $        1.296017      $        1.047298      $        0.450084

Enhanced 145 bp Units
  Net Assets                                                     $           3,024      $              --      $              --
  Accumulation Units Outstanding                                         2,775.755                     --                     --
  Unit Value of Units Outstanding                                $        1.089291      $              --      $              --


                                                                    INVESCO             CREDIT SUISSE             MSIF TRUST
                                                                     GROWTH           SMALL CAP GROWTH          MID CAP GROWTH
                                                                      FUND                  FUND                  PORTFOLIO
                                                                -----------------     -----------------      ------------------
                                                                   DIVISION 62           DIVISION 63             DIVISION 64
                                                                -----------------     -----------------      ------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $       7,153,404     $      13,837,401      $       15,054,190
  Balance Due From (To) VALIC General Account, Net                            237                 3,328                  85,137
  Receivable (Payable) For Mutual Fund Sales (Purchases)                   21,309                (3,423)                (52,189)
                                                                -----------------     -----------------      ------------------
Net Assets                                                      $       7,174,950     $      13,837,306      $       15,087,138
                                                                =================     =================      ==================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                          $       7,174,950     $      13,837,306      $       15,087,138
  Reserves For Annuity Contracts On Benefit                                    --                    --                      --
                                                                -----------------     -----------------      ------------------
Total Contract Owner Reserves                                           7,174,950            13,837,306              15,087,138

  Capital Surplus                                                              --                    --                      --
                                                                -----------------     -----------------      ------------------
Total Contract Owner Reserves and Capital Surplus               $       7,174,950     $      13,837,306      $       15,087,138
                                                                =================     =================      ==================


Standard Units
  Net Assets                                                    $       6,103,648     $      11,825,546      $       11,956,358
  Accumulation Units Outstanding                                   28,708,324.152        22,290,229.487          29,161,848.123
  Unit Value of Units Outstanding                               $        0.212609     $        0.530526      $         0.410000

Enhanced 20 bp Reduced Units
  Net Assets                                                    $         705,233     $       1,637,317      $        2,721,073
  Accumulation Units Outstanding                                    3,302,733.751         3,072,770.868           6,607,721.065
  Unit Value of Units Outstanding                               $        0.213530     $        0.532847      $         0.411802

Enhanced 40 bp Reduced Units
  Net Assets                                                    $         368,153     $         377,038      $          412,251
  Accumulation Units Outstanding                                    1,716,641.092           704,536.402             996,790.275
  Unit Value of Units Outstanding                               $        0.214461     $        0.535157      $         0.413578

Enhanced 145 bp Units
  Net Assets                                                    $              --     $              --      $               --
  Accumulation Units Outstanding                                               --                    --                      --
  Unit Value of Units Outstanding                               $              --     $              --      $               --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                     EVERGREEN               SIT                   SIT
                                                                   SPECIAL EQUITY      SMALL CAP GROWTH       MID CAP GROWTH
                                                                        FUND                 FUND                  FUND
                                                                   ---------------     -----------------     -----------------
                                                                     DIVISION 65          DIVISION 66           DIVISION 67
                                                                   ---------------     -----------------     -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $     6,530,597     $      33,558,733     $       6,225,009
  Balance Due From (To) VALIC General Account, Net                             596                15,639                (3,021)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    16,818                15,642                 8,443
                                                                   ---------------     -----------------     -----------------
Net Assets                                                         $     6,548,011     $      33,590,014     $       6,230,431
                                                                   ===============     =================     =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $     6,533,806     $      33,586,725     $       6,230,431
  Reserves For Annuity Contracts On Benefit                                 14,205                 3,289                    --
                                                                   ---------------     -----------------     -----------------
Total Contract Owner Reserves                                            6,548,011            33,590,014             6,230,431

  Capital Surplus                                                               --                    --                    --
                                                                   ---------------     -----------------     -----------------
Total Contract Owner Reserves and Capital Surplus                  $     6,548,011     $      33,590,014     $       6,230,431
                                                                   ===============     =================     =================


Standard Units
  Net Assets                                                       $     5,582,141     $      27,815,909     $       5,480,375
  Accumulation Units Outstanding                                     9,553,634.572        61,945,280.359        15,068,187.570
  Unit Value of Units Outstanding                                  $      0.584295     $        0.449040     $        0.363705

Enhanced 20 bp Reduced Units
  Net Assets                                                       $       515,987     $       4,823,506     $         648,819
  Accumulation Units Outstanding                                       879,263.713        10,695,254.794         1,776,175.562
  Unit Value of Units Outstanding                                  $      0.586840     $        0.450995     $        0.365290

Enhanced 40 bp Reduced Units
  Net Assets                                                       $       437,173     $         953,288     $         102,416
  Accumulation Units Outstanding                                       741,742.248         2,104,569.178           279,150.559
  Unit Value of Units Outstanding                                  $      0.589387     $        0.452961     $        0.366883

Enhanced 145 bp Units
  Net Assets                                                       $            --     $              --     $              --
  Accumulation Units Outstanding                                                --                    --                    --
  Unit Value of Units Outstanding                                  $            --     $              --     $              --


                                                                                              ARIEL                LOU HOLLAND
                                                                       ARIEL                APPRECIATION             GROWTH
                                                                       FUND                    FUND                   FUND
                                                                   -----------------     -----------------      -----------------
                                                                      DIVISION 68           DIVISION 69            DIVISION 70
                                                                   -----------------     -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $     158,498,371     $     201,577,290      $      10,627,374
  Balance Due From (To) VALIC General Account, Net                            77,769               (99,649)               (15,159)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                      22,751               229,791                 29,675
                                                                   -----------------     -----------------      -----------------
Net Assets                                                         $     158,598,891     $     201,707,432      $      10,641,890
                                                                   =================     =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $     158,598,891     $     201,669,001      $      10,641,890
  Reserves For Annuity Contracts On Benefit                                       --                38,431                     --
                                                                   -----------------     -----------------      -----------------
Total Contract Owner Reserves                                            158,598,891           201,707,432             10,641,890

  Capital Surplus                                                                 --                    --                     --
                                                                   -----------------     -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                  $     158,598,891     $     201,707,432      $      10,641,890
                                                                   =================     =================      =================


Standard Units
  Net Assets                                                       $     133,163,867     $     172,254,701      $       9,207,565
  Accumulation Units Outstanding                                     112,898,764.962       158,623,398.960         13,601,000.701
  Unit Value of Units Outstanding                                  $        1.179498     $        1.085935      $        0.676977

Enhanced 20 bp Reduced Units
  Net Assets                                                       $      16,376,136     $      18,876,659      $         944,956
  Accumulation Units Outstanding                                      13,823,828.655        17,307,445.345          1,389,807.138
  Unit Value of Units Outstanding                                  $        1.184631     $        1.090667      $        0.679919

Enhanced 40 bp Reduced Units
  Net Assets                                                       $       9,084,544     $      10,571,973      $         490,694
  Accumulation Units Outstanding                                       7,635,539.674         9,651,111.698            718,559.686
  Unit Value of Units Outstanding                                  $        1.189771     $        1.095415      $        0.682886

Enhanced 145 bp Units
  Net Assets                                                       $              --     $              --      $              --
  Accumulation Units Outstanding                                                  --                    --                     --
  Unit Value of Units Outstanding                                  $              --     $              --      $              --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                      DREYFUS BASIC         VALIC COMPANY I
                                                                U.S. MORTGAGE SECURITIES   BLUE CHIP GROWTH
                                                                           FUND                  FUND
                                                                ------------------------   -----------------
                                                                       DIVISION 71            DIVISION 72
                                                                ------------------------   -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $             94,566,898   $      15,947,539
  Balance Due From (To) VALIC General Account, Net                                33,122              15,590
  Receivable (Payable) For Mutual Fund Sales (Purchases)                          14,248               3,874
                                                                ------------------------   -----------------
Net Assets                                                      $             94,614,268   $      15,967,003
                                                                ========================   =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
        Reinvestment)                                           $             94,589,154   $      15,962,575
  Reserves For Annuity Contracts On Benefit                                       25,114               4,428
                                                                ------------------------   -----------------
Total Contract Owner Reserves                                                 94,614,268          15,967,003

  Capital Surplus                                                                     --                  --
                                                                ------------------------   -----------------
Total Contract Owner Reserves and Capital Surplus               $             94,614,268   $      15,967,003
                                                                ========================   =================


Standard Units
  Net Assets                                                    $             83,081,510   $      13,570,997
   Accumulation Units Outstanding                                         69,936,344.672      22,902,085.738
  Unit Value of Units Outstanding                               $               1.187959   $        0.592566

Enhanced 20 bp Reduced Units
  Net Assets                                                    $              8,095,679   $       1,318,809
   Accumulation Units Outstanding                                          6,785,363.707       2,215,964.843
  Unit Value of Units Outstanding                               $               1.193109   $        0.595140

Enhanced 40 bp Reduced Units
  Net Assets                                                    $              3,422,210   $       1,075,251
   Accumulation Units Outstanding                                          2,855,918.389       1,798,856.896
  Unit Value of Units Outstanding                               $               1.198287   $        0.597741

Enhanced 145 bp Units
  Net Assets                                                    $                     --   $              --
  Accumulation Units Outstanding                                                      --                  --
  Unit Value of Units Outstanding                               $                     --   $              --


                                                                    VALIC COMPANY I    VALIC COMPANY I
                                                                    HEALTH SCIENCES         VALUE
                                                                         FUND                FUND
                                                                   -----------------   ---------------
                                                                      DIVISION 73        DIVISION 74
                                                                   -----------------   ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $      53,143,403   $     9,726,840
  Balance Due From (To) VALIC General Account, Net                           (10,049)            6,004
  Receivable (Payable) For Mutual Fund Sales (Purchases)                      11,024             3,915
                                                                   -----------------   ---------------
Net Assets                                                         $      53,144,378   $     9,736,759
                                                                   =================   ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
        Reinvestment)                                              $      53,102,912   $     1,693,939
  Reserves For Annuity Contracts On Benefit                                   41,466                --
                                                                   -----------------   ---------------
Total Contract Owner Reserves                                             53,144,378         1,693,939

  Capital Surplus                                                                 --         8,042,820
                                                                   -----------------   ---------------
Total Contract Owner Reserves and Capital Surplus                  $      53,144,378   $     9,736,759
                                                                   =================   ===============


Standard Units
  Net Assets                                                       $      46,752,093   $     1,518,676
   Accumulation Units Outstanding                                     71,763,339.467     1,907,257.085
  Unit Value of Units Outstanding                                  $        0.651476   $      0.796262

Enhanced 20 bp Reduced Units
  Net Assets                                                       $       4,662,833   $        98,749
   Accumulation Units Outstanding                                      7,126,532.391       123,767.195
  Unit Value of Units Outstanding                                  $        0.654292   $      0.797861

Enhanced 40 bp Reduced Units
  Net Assets                                                       $       1,698,812   $        76,765
   Accumulation Units Outstanding                                      2,585,105.589        96,020.448
  Unit Value of Units Outstanding                                  $        0.657154   $      0.799469

Enhanced 145 bp Units
  Net Assets                                                       $              --   $            --
  Accumulation Units Outstanding                                                  --                --
  Unit Value of Units Outstanding                                  $              --   $            --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                                    MARKET       MARKET
UNDERLYING FUND                                      DIVISION      SHARES            PRICE       VALUE             COST
---------------------------------------------        --------  --------------       -------  --------------   --------------
VALIC Company I Capital Conservation Fund                1            463,909       $  9.78  $    4,537,031   $    4,380,590
VALIC Company I Money Market I Fund                      2          3,560,568          1.00       3,560,568        3,560,568
VALIC Company I Mid Cap Index Fund                       4         65,845,183         14.14     931,050,890    1,235,601,338
VALIC Company I Asset Allocation Fund                    5         14,914,822         10.43     155,561,597      186,288,136
VALIC Company I Money Market I Fund                      6        470,962,956          1.00     470,962,956      470,962,957
VALIC Company I Capital Conservation Fund                7          7,831,987          9.78      76,596,836       74,354,200
VALIC Company I Government Securities Fund               8         15,162,570         10.99     166,636,647      158,686,016
VALIC Company I Stock Index Fund                       10A          9,304,839         24.23     225,456,238      238,128,823
VALIC Company I Stock Index Fund                       10B            777,837         24.23      18,846,999       19,892,307
VALIC Company I Stock Index Fund                       10C        115,234,357         24.23   2,792,128,476    3,003,875,792
VALIC Company I Stock Index Fund                       10D            988,449         24.23      23,950,130       26,910,843
VALIC Company I International Equities Fund             11         14,128,736          5.30      74,882,302       76,413,637
VALIC Company I Social Awareness Fund                   12         22,422,780         14.18     317,955,018      453,405,565
VALIC Company I International Government
  Bond Fund                                             13         10,490,697         12.20     127,986,508      116,955,863
VALIC Company I Small Cap Index Fund                    14         22,298,706          9.42     210,053,812      312,100,357
VALIC Company I Core Equity Fund                        15         56,515,987          9.31     526,163,840      892,731,913
VALIC Company I Growth & Income Fund                    16         14,449,034         10.63     153,593,234      234,324,305
VALIC Company I Science & Technology Fund               17        125,964,279          7.48     942,212,801    2,917,567,722
VALIC Company I Small Cap Fund                          18         70,827,879          6.98     494,378,595      696,201,018
Templeton Global Asset Allocation Fund                  19         15,262,351         14.59     222,677,699      290,333,283
VALIC Company I International Growth I Fund             20         57,240,755          5.89     337,148,046      523,391,937
VALIC Company I Income & Growth Fund                    21         26,165,961          7.07     184,993,345      254,958,173
Vanguard LT Corporate Fund                              22         18,512,189          9.23     170,867,502      162,953,346
Vanguard LT Treasury Fund                               23         28,684,566         11.76     337,330,493      316,245,809
Vanguard Windsor II Fund                                24         37,142,413         20.80     772,562,182    1,030,242,662
Vanguard Wellington Fund                                25         28,727,704         24.56     705,552,421      822,226,514
Putnam New Opportunities Fund                           26         18,591,859         28.43     528,566,557    1,130,518,905
Putnam OTC & Emerging Growth Fund                       27         33,776,711          5.04     170,234,623      407,478,326
Putnam Global Equity Fund                               28         52,696,535          5.91     311,436,521      651,897,236
VALIC Company I Large Cap Growth Fund                   30         78,530,038          4.95     388,723,687      732,465,960
American Century Ultra Fund                             31         37,902,841         21.18     802,782,180    1,308,440,572
Templeton Foreign Fund                                  32         35,855,169          8.31     297,956,458      346,223,711
VALIC Company II International Growth II Fund           33          2,113,018          8.31      17,559,181       20,941,886
VALIC Company II Small Cap Growth Fund                  35          3,059,956          7.38      22,582,472       32,123,152
VALIC Company II Small Cap Value Fund                   36          4,214,004          9.51      40,075,176       47,932,700
VALIC Company II Mid Cap Growth Fund                    37          5,728,075          4.50      25,776,334       38,857,529

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                                     MARKET        MARKET
UNDERLYING FUND                                         DIVISION       SHARES         PRICE        VALUE               COST
---------------------------------------------------     --------   --------------   ---------  ---------------   ---------------
VALIC Company II Mid Cap Value Fund                        38           7,604,722       11.34       86,237,545       100,450,068
VALIC Company II Capital Appreciation Fund                 39           2,506,247        6.49       16,265,545        23,517,683
VALIC Company II Large Cap Value Fund                      40           2,118,481        9.69       20,528,082        22,797,025
VALIC Company II Socially Responsible Fund                 41           1,215,185        8.14        9,891,603        13,689,421
VALIC Company II Money Market II Fund                      44          80,379,798        1.00       80,379,798        80,379,798
VALIC Company I Opportunities Fund                         45             262,512        3.85        1,010,671         1,212,078
VALIC Company I Nasdaq-100(R) Index Fund                   46           9,114,562        2.76       25,156,190        29,906,113
Janus Adviser Worldwide Fund                               47           1,452,014       21.61       31,378,020        44,004,818
VALIC Company II Aggressive Growth Lifestyle Fund          48           2,862,154        7.23       20,693,372        26,996,440
VALIC Company II Moderate Growth Lifestyle Fund            49           4,074,745        8.79       35,817,010        41,661,547
VALIC Company II Conservative Growth Lifestyle Fund        50           2,283,487        8.69       19,843,506        21,755,125
Vanguard Lifestrategy Growth Fund                          52           3,758,369       14.36       53,970,175        64,607,559
Vanguard Lifestrategy Moderate Growth Fund                 53           4,942,908       13.87       68,558,128        77,352,557
Vanguard Lifestrategy Conservative Growth Fund             54           1,584,679       12.82       20,315,581        21,756,369
Evergreen Small Cap Equity Income Fund                     55           5,612,848       16.89       94,801,008       110,751,079
Evergreen Growth & Income Fund                             56             224,558       17.92        4,024,076         4,669,078
Evergreen Value Fund - Class A                             57             654,427       14.11        9,233,961        11,159,539
VALIC Company II Core Bond Fund                            58           2,399,977       10.09       24,215,768        23,747,419
VALIC Company II Strategic Bond Fund                       59           2,699,656        9.58       25,862,704        26,022,549
VALIC Company II High Yield Bond Fund                      60           2,600,319        6.99       18,176,227        20,599,416
Janus Fund                                                 61           2,188,882       17.82       39,005,872        57,932,668
INVESCO Growth Fund                                        62           4,675,427        1.53        7,153,404        11,643,635
Credit Suisse Small Cap Growth Fund                        63           1,093,002       12.66       13,837,401        17,034,529
Morgan Stanley IFT Mid Cap Growth Portfolio                64           1,269,325       11.86       15,054,190        19,973,967
Evergreen Special Equity Fund                              65             816,325        8.00        6,530,597         7,972,957
SIT Small Cap Growth Fund                                  66           1,804,233       18.60       33,558,733        41,316,017
SIT Mid Cap Growth Fund                                    67             911,421        6.83        6,225,009         8,296,494
Ariel Fund                                                 68           4,497,684       35.24      158,498,371       168,639,977
Ariel Appreciation Fund                                    69           6,097,317       33.06      201,577,290       223,181,961
Lou Holland Growth Fund                                    70             818,750       12.98       10,627,374        12,567,903
Dreyfus BASIC U.S. Mortgage Securities Fund                71           6,054,219       15.62       94,566,898        94,292,637
VALIC Company I Blue Chip Growth Fund                      72           2,640,321        6.04       15,947,539        19,337,010
VALIC Company I Health Sciences Fund                       73           7,991,489        6.65       53,143,403        65,344,508
VALIC Company I Value Fund                                 74           1,220,432        7.97        9,726,840        11,820,448


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             VALIC COMPANY I          VALIC COMPANY I       VALIC COMPANY I
                                                          CAPITAL CONSERVATION     CAPITAL CONSERVATION      MONEY MARKET I
                                                                  FUND                     FUND                  FUND
                                                          --------------------     --------------------     ---------------
                                                               DIVISION 1               DIVISION 7             DIVISION 2
                                                          --------------------     --------------------     ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $            197,571     $          3,156,851     $        48,272
EXPENSES:
  Mortality And Expense Risk Charge                                     42,944                  680,682              38,822
  Reimbursements Of Expenses                                                --                       --                  --
                                                          --------------------     --------------------     ---------------
Net Investment Income                                                  154,627                2,476,169               9,450
                                                          --------------------     --------------------     ---------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                             6,186                  185,084                  --
  Capital Gains Distributions From Mutual Funds                             --                       --                  --
                                                          --------------------     --------------------     ---------------
  Net Realized Gains (Losses)                                            6,186                  185,084                  --
                                                          --------------------     --------------------     ---------------

  Net Change in Unrealized Appreciation (Depreciation)
    During The Period                                                  166,277                2,597,953                  --
                                                          --------------------     --------------------     ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $            327,090     $          5,259,206     $         9,450
                                                          ====================     ====================     ===============


                                                          VALIC COMPANY I     VALIC COMPANY I
                                                           MONEY MARKET I      MID CAP INDEX
                                                               FUND                FUND
                                                          ---------------     ---------------
                                                             DIVISION 6          DIVISION 4
                                                          ---------------     ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $     5,931,300     $     6,609,262
EXPENSES:
  Mortality And Expense Risk Charge                             4,598,358           9,793,775
  Reimbursements Of Expenses                                           --                  --
                                                          ---------------     ---------------
Net Investment Income                                           1,332,942          (3,184,513)
                                                          ---------------     ---------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                           --         (17,135,968)
  Capital Gains Distributions From Mutual Funds                        --          32,864,587
                                                          ---------------     ---------------
  Net Realized Gains (Losses)                                          --          15,728,619
                                                          ---------------     ---------------

  Net Change in Unrealized Appreciation (Depreciation)
    During The Period                                                  --        (185,830,119)
                                                          ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     1,332,942     $  (173,286,013)
                                                          ===============     ===============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

                                    VALIC COMPANY I       VALIC COMPANY I      VALIC COMPANY I   VALIC COMPANY I   VALIC COMPANY I
                                    ASSET ALLOCATION   GOVERNMENT SECURITIES     STOCK INDEX       STOCK INDEX       STOCK INDEX
                                         FUND                  FUND                 FUND              FUND              FUND
                                    ----------------   ---------------------   ---------------   ---------------   ---------------
                                       DIVISION 5            DIVISION 8          DIVISION 10A      DIVISION 10B      DIVISION 10C
                                    ----------------   ---------------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds       $      4,323,152   $           5,321,760   $     3,230,698   $       265,193   $    37,121,081
EXPENSES:
  Mortality And Expense Risk Charge        1,703,575               1,290,068         2,842,098            66,990        31,446,932
  Reimbursements Of Expenses                      --                      --                --                --                --
                                    ----------------   ---------------------   ---------------   ---------------   ---------------
Net Investment Income (Loss)               2,619,577               4,031,692           388,600           198,203         5,674,149
                                    ----------------   ---------------------   ---------------   ---------------   ---------------

NET REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net Realized Gains (Losses)
    On Investments                        (4,285,962)              1,361,587         6,150,171           263,174        (3,924,277)
  Capital Gains Distributions
    From Mutual Funds                        123,259                 981,033         5,827,039           486,940        71,797,153
                                    ----------------   ---------------------   ---------------   ---------------   ---------------
  Net Realized Gains (Losses)             (4,162,703)              2,342,620        11,977,210           750,114        67,872,876
                                    ----------------   ---------------------   ---------------   ---------------   ---------------

  Net Change in Unrealized
    Appreciation (Depreciation)
    During The Period                    (17,813,759)              6,961,696       (89,649,156)       (7,088,417)     (946,902,495)
                                    ----------------   ---------------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $    (19,356,885)  $          13,336,008   $   (77,283,346)  $    (6,140,100)  $  (873,355,470)
                                    ================   =====================   ===============   ===============   ===============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                 FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)



                               VALIC COMPANY I       VALIC COMPANY I      VALIC COMPANY I       VALIC COMPANY I     VALIC COMPANY I
                                 STOCK INDEX     INTERNATIONAL EQUITIES   SOCIAL AWARENESS   INT'L GOVERNMENT BOND  SMALL CAP INDEX
                                    FUND                  FUND                 FUND                  FUND                FUND
                               ---------------   ----------------------   ----------------   ---------------------  ---------------
                                 DIVISION 10D          DIVISION 11          DIVISION 12           DIVISION 13         DIVISION 14
                               ---------------   ----------------------   ----------------   ---------------------  ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds  $       326,614   $              277,567   $      2,999,755   $                  --  $     2,155,598
EXPENSES:
  Mortality And Expense Risk
    Charge                             285,559                  839,453          3,728,941               1,061,274        2,221,793
  Reimbursements Of Expenses                --                       --                 --                      --               --
                               ---------------   ----------------------   ----------------   ---------------------  ---------------
Net Investment Income (Loss)            41,055                 (561,886)          (729,186)             (1,061,274)         (66,195)
                               ---------------   ----------------------   ----------------   ---------------------  ---------------

NET REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net Realized Gains (Losses)
    On Investments                     652,467              (35,463,823)       (15,638,763)                259,260      (13,629,119)
  Capital Gains Distributions
    From Mutual Funds                  616,368                       --          7,441,476                 671,332               --
                               ---------------   ----------------------   ----------------   ---------------------  ---------------
  Net Realized Gains (Losses)        1,268,835              (35,463,823)        (8,197,287)                930,592      (13,629,119)
                               ---------------   ----------------------   ----------------   ---------------------  ---------------

  Net Change in Unrealized
    Appreciation (Depreciation)
    During The Period               (9,009,976)              19,980,036        (99,344,261)             16,786,577      (42,000,270)
                               ---------------   ----------------------   ----------------   ---------------------  ---------------

INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS     $    (7,700,086)  $          (16,045,673)  $   (108,270,734)  $          16,655,895  $   (55,695,584)
                               ===============   ======================   ================   =====================  ===============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                          VALIC COMPANY I   VALIC COMPANY I      VALIC COMPANY I
                                                            CORE EQUITY     GROWTH & INCOME   SCIENCE & TECHNOLOGY
                                                                FUND              FUND                FUND
                                                          ---------------   ---------------   --------------------
                                                             DIVISION 15      DIVISION 16          DIVISION 17
                                                          ---------------   ---------------   --------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $     5,297,347   $     1,262,811   $                 --
EXPENSES:
  Mortality And Expense Risk Charge                             6,206,027         1,837,010             11,483,517
  Reimbursements Of Expenses                                           --                --                     --
                                                          ---------------   ---------------   --------------------
Net Investment Income (Loss)                                     (908,680)         (574,199)           (11,483,517)
                                                          ---------------   ---------------   --------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                  (73,980,832)      (13,488,071)          (301,934,235)
  Capital Gains Distributions From Mutual Funds                        --                --                     --
                                                          ---------------   ---------------   --------------------
  Net Realized Gains (Losses)                                 (73,980,832)      (13,488,071)          (301,934,235)
                                                          ---------------   ---------------   --------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                          (96,241,406)      (33,556,688)          (346,689,945)
                                                          ---------------   ---------------   --------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $  (171,130,918)  $   (47,618,958)  $       (660,107,697)
                                                          ===============   ===============   ====================


                                                          VALIC COMPANY I   TEMPLETON GLOBAL
                                                             SMALL CAP      ASSET ALLOCATION
                                                               FUND              FUND
                                                          ---------------   ----------------
                                                             DIVISION 18      DIVISION 19
                                                          ---------------   ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $            --   $      4,640,531
EXPENSES:
  Mortality And Expense Risk Charge                             5,680,547          2,809,825
  Reimbursements Of Expenses                                           --                 --
                                                          ---------------   ----------------
Net Investment Income (Loss)                                   (5,680,547)         1,830,706
                                                          ---------------   ----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                  (17,927,855)        (8,515,910)
  Capital Gains Distributions From Mutual Funds                        --                 --
                                                          ---------------   ----------------
  Net Realized Gains (Losses)                                 (17,927,855)        (8,515,910)
                                                          ---------------   ----------------

  Net Change in Unrealized Appreciation (Depreciation)
    During The Period                                        (141,545,787)        (6,244,757)
                                                          ---------------   ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $  (165,154,189)  $    (12,929,961)
                                                          ===============   ================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                             VALIC COMPANY I        VALIC COMPANY I           VANGUARD
                                                          INTERNATIONAL GROWTH I    INCOME & GROWTH      LONG-TERM CORPORATE
                                                                  FUND                   FUND                   FUND
                                                          --------------------      ---------------      -------------------
                                                               DIVISION 20            DIVISION 21            DIVISION 22
                                                          --------------------      ---------------      -------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $          3,863,261      $     2,348,732      $         9,063,830
EXPENSES:
  Mortality And Expense Risk Charge                                  3,811,582            2,064,957                1,734,793
  Reimbursements Of Expenses                                                --                   --                 (361,083)
                                                          --------------------      ---------------      -------------------
Net Investment Income (Loss)                                            51,679              283,775                7,690,120
                                                          --------------------      ---------------      -------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                       (45,040,397)          (7,823,190)                 145,878
  Capital Gains Distributions From Mutual Funds                             --                   --                       --
                                                          --------------------      ---------------      -------------------
  Net Realized Gains (Losses)                                      (45,040,397)          (7,823,190)                 145,878
                                                          --------------------      ---------------      -------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                               (37,758,814)         (42,449,463)               8,959,146
                                                          --------------------      ---------------      -------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $        (82,747,532)     $   (49,988,878)     $        16,795,144
                                                          ====================      ===============      ===================



                                                               VANGUARD              VANGUARD
                                                          LONG-TERM TREASURY         WINDSOR II
                                                                FUND                   FUND
                                                          ------------------      ---------------
                                                              DIVISION 23           DIVISION 24
                                                          ------------------      ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $       13,967,166      $    18,590,694
EXPENSES:
  Mortality And Expense Risk Charge                                3,253,252           10,117,717
  Reimbursements Of Expenses                                        (668,338)                  --
                                                          ------------------      ---------------
Net Investment Income (Loss)                                      11,382,252            8,472,977
                                                          ------------------      ---------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                       1,665,465          (18,480,355)
  Capital Gains Distributions From Mutual Funds                    4,272,782                   --
                                                          ------------------      ---------------
  Net Realized Gains (Losses)                                      5,938,247          (18,480,355)
                                                          ------------------      ---------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              21,275,016         (157,419,826)
                                                          ------------------      ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $       38,595,515      $  (167,427,204)
                                                          ==================      ===============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                            VANGUARD              PUTNAM               PUTNAM OTC
                                                           WELLINGTON        NEW OPPORTUNITIES      & EMERGING GROWTH
                                                              FUND                 FUND                   FUND
                                                          -------------      -----------------      -----------------
                                                           DIVISION 25          DIVISION 26            DIVISION 27
                                                          -------------      -----------------      -----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $  23,045,449      $              --      $              --
EXPENSES:
  Mortality And Expense Risk Charge                           8,467,538              7,609,892              2,503,943
  Reimbursements Of Expenses                                         --             (1,585,906)              (511,045)
                                                          -------------      -----------------      -----------------
Net Investment Income (Loss)                                 14,577,911             (6,023,986)            (1,992,898)
                                                          -------------      -----------------      -----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                 (7,541,247)           (79,638,296)          (240,962,218)
  Capital Gains Distributions From Mutual Funds                      --                     --                     --
                                                          -------------      -----------------      -----------------
  Net Realized Gains (Losses)                                (7,541,247)           (79,638,296)          (240,962,218)
                                                          -------------      -----------------      -----------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                        (67,626,850)          (162,583,367)           157,016,848
                                                          -------------      -----------------      -----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ (60,590,186)     $    (248,245,649)     $     (85,938,268)
                                                          =============      =================      =================



                                                             PUTNAM           VALIC COMPANY I
                                                          GLOBAL EQUITY      LARGE CAP GROWTH
                                                              FUND                 FUND
                                                          -------------      ----------------
                                                           DIVISION 28          DIVISION 30
                                                          -------------      ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $     892,392      $        175,003
EXPENSES:
  Mortality And Expense Risk Charge                           4,273,475             4,542,057
  Reimbursements Of Expenses                                   (884,388)                   --
                                                          -------------      ----------------
Net Investment Income (Loss)                                 (2,496,695)           (4,367,054)
                                                          -------------      ----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                (50,985,391)          (44,298,348)
  Capital Gains Distributions From Mutual Funds                      --                    --
                                                          -------------      ----------------
  Net Realized Gains (Losses)                               (50,985,391)          (44,298,348)
                                                          -------------      ----------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                        (43,427,811)         (117,507,886)
                                                          -------------      ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ (96,909,897)     $   (166,173,288)
                                                          =============      ================

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                             AMERICAN           TEMPLETON           VALIC COMPANY II
                                                          CENTURY ULTRA          FOREIGN         INTERNATIONAL GROWTH II
                                                               FUND               FUND                    FUND
                                                          --------------      -------------      -----------------------
                                                             DIVISION 31        DIVISION 32             DIVISION 33
                                                          --------------      -------------      -----------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $    2,378,378      $   4,866,051      $               66,450
EXPENSES:
  Mortality And Expense Risk Charge                           10,789,015          3,836,817                      94,042
  Reimbursements Of Expenses                                  (1,913,902)          (782,637)                    (25,686)
                                                          --------------      -------------      -----------------------
Net Investment Income (Loss)                                  (6,496,735)         1,811,871                      (1,906)
                                                          --------------      -------------      -----------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                 (45,928,635)        (7,880,739)                 (1,400,363)
  Capital Gains Distributions From Mutual Funds                       --                 --                          --
                                                          --------------      -------------      -----------------------
  Net Realized Gains (Losses)                                (45,928,635)        (7,880,739)                 (1,400,363)
                                                          --------------      -------------      -----------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                        (199,498,338)       (24,583,676)                 (1,794,350)
                                                          --------------      -------------      -----------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ (251,923,708)     $ (30,652,544)     $           (3,196,619)
                                                          ==============      =============      =======================



                                                           VALIC COMPANY II       VALIC COMPANY II
                                                           SMALL CAP GROWTH        SMALL CAP VALUE
                                                                FUND                   FUND
                                                          ------------------      ----------------
                                                             DIVISION 35             DIVISION 36
                                                          ------------------      ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $               --      $        418,153
EXPENSES:
  Mortality And Expense Risk Charge                                  158,756               324,790
  Reimbursements Of Expenses                                         (48,276)              (85,464)
                                                          ------------------      ----------------
Net Investment Income (Loss)                                        (110,480)              178,827
                                                          ------------------      ----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                      (2,242,328)           (1,016,899)
  Capital Gains Distributions From Mutual Funds                           --               660,193
                                                          ------------------      ----------------
  Net Realized Gains (Losses)                                     (2,242,328)             (356,706)
                                                          ------------------      ----------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              (7,150,226)           (7,845,134)
                                                          ------------------      ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $       (9,503,034)     $     (8,023,013)
                                                          ==================      ================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                          VALIC COMPANY II      VALIC COMPANY II        VALIC COMPANY II
                                                           MID CAP GROWTH        MID CAP VALUE        CAPITAL APPRECIATION
                                                                FUND                 FUND                     FUND
                                                          ----------------      ----------------      --------------------
                                                             DIVISION 37          DIVISION 38              DIVISION 39
                                                          ----------------      ----------------      --------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $             --      $        203,296      $                 --
EXPENSES:
  Mortality And Expense Risk Charge                                213,811               737,634                   117,315
  Reimbursements Of Expenses                                       (56,084)             (197,727)                  (41,263)
                                                          ----------------      ----------------      --------------------
Net Investment Income (Loss)                                      (157,727)             (336,611)                  (76,052)
                                                          ----------------      ----------------      --------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                    (2,182,846)           (1,504,480)               (1,523,572)
  Capital Gains Distributions From Mutual Funds                         --                    --                        --
                                                          ----------------      ----------------      --------------------
  Net Realized Gains (Losses)                                   (2,182,846)           (1,504,480)               (1,523,572)
                                                          ----------------      ----------------      --------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                            (7,262,206)          (13,037,493)               (5,570,771)
                                                          ----------------      ----------------      --------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     (9,602,779)     $    (14,878,584)     $         (7,170,395)
                                                          ================      ================      ====================



                                                          VALIC COMPANY II        VALIC COMPANY II
                                                          LARGE CAP VALUE       SOCIALLY RESPONSIBLE
                                                               FUND                    FUND
                                                          ----------------      --------------------
                                                            DIVISION 40              DIVISION 41
                                                          ----------------      --------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $        181,078      $             88,500
EXPENSES:
  Mortality And Expense Risk Charge                                130,407                    48,275
  Reimbursements Of Expenses                                       (34,983)                  (15,872)
                                                          ----------------      --------------------
Net Investment Income (Loss)                                        85,654                    56,097
                                                          ----------------      --------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                      (233,513)                 (241,268)
  Capital Gains Distributions From Mutual Funds                         --                        --
                                                          ----------------      --------------------
  Net Realized Gains (Losses)                                     (233,513)                 (241,268)
                                                          ----------------      --------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                            (2,204,124)               (2,798,508)
                                                          ----------------      --------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     (2,351,983)     $         (2,983,679)
                                                          ================      ====================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

                                                          VALIC COMPANY II      VALIC COMPANY I        VALIC COMPANY I
                                                          MONEY MARKET II        OPPORTUNITIES       NASDAQ-100(R)INDEX
                                                                FUND                FUND                    FUND
                                                          ----------------      ---------------      -------------------
                                                            DIVISION 44           DIVISION 45            DIVISION 46
                                                          ----------------      ---------------      -------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $        838,289      $            --      $                --
EXPENSES:
  Mortality And Expense Risk Charge                                615,280                9,882                  215,605
  Reimbursements Of Expenses                                      (161,265)                  --                       --
                                                          ----------------      ---------------      -------------------
Net Investment Income (Loss)                                       384,274               (9,882)                (215,605)
                                                          ----------------      ---------------      -------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                            --             (134,206)              (6,265,011)
  Capital Gains Distributions From Mutual Funds                         --                   --                       --
                                                          ----------------      ---------------      -------------------
  Net Realized Gains (Losses)                                           --             (134,206)              (6,265,011)
                                                          ----------------      ---------------      -------------------

  Net Change in Unrealized Appreciation                                 --             (244,310)              (4,169,695)
     (Depreciation) During The Period
                                                          ----------------      ---------------      -------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $        384,274      $      (388,398)     $       (10,650,311)
                                                          ================      ===============      ===================


                                                                JANUS            VALIC COMPANY II
                                                          ADVISER WORLDWIDE      AGGRESSIVE GROWTH
                                                                 FUND              LIFESTYLE FUND
                                                          -----------------      -----------------
                                                             DIVISION 47            DIVISION 48
                                                          -----------------      -----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $         125,851      $         146,986
EXPENSES:
  Mortality And Expense Risk Charge                                 397,164                142,235
  Reimbursements Of Expenses                                        (81,454)               (39,162)
                                                          -----------------      -----------------
Net Investment Income (Loss)                                       (189,859)                43,913
                                                          -----------------      -----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                     (1,307,419)              (728,501)
  Capital Gains Distributions From Mutual Funds                          --                     --
                                                          -----------------      -----------------
  Net Realized Gains (Losses)                                    (1,307,419)              (728,501)
                                                          -----------------      -----------------

  Net Change in Unrealized Appreciation                          (8,765,570)            (3,766,844)
     (Depreciation) During The Period                     -----------------      -----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     (10,262,848)     $      (4,451,432)
                                                          =================      =================

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                          VALIC COMPANY II       VALIC COMPANY II        VANGUARD LIFESTRATEGY
                                                          MODERATE GROWTH       CONSERVATIVE GROWTH             GROWTH
                                                           LIFESTYLE FUND          LIFESTYLE FUND                FUND
                                                          ----------------      -------------------      ---------------------
                                                            DIVISION 49             DIVISION 50               DIVISION 52
                                                          ----------------      -------------------      ---------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $        748,069      $           253,574      $           1,122,501
EXPENSES:
  Mortality And Expense Risk Charge                                254,977                  120,737                    515,591
  Reimbursements Of Expenses                                       (73,895)                 (33,260)                        --
                                                          ----------------      -------------------      ---------------------
Net Investment Income (Loss)                                       566,987                  166,097                    606,910
                                                          ----------------      -------------------      ---------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                      (808,577)                (560,870)                  (905,122)
  Capital Gains Distributions From Mutual Funds                         --                       --                         --
                                                          ----------------      -------------------      ---------------------
  Net Realized Gains (Losses)                                     (808,577)                (560,870)                  (905,122)
                                                          ----------------      -------------------      ---------------------

  Net Change in Unrealized Appreciation                         (3,862,316)                (719,230)                (9,121,676)
     (Depreciation) During The Period                     ----------------      -------------------      ---------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     (4,103,906)     $        (1,114,003)     $          (9,419,888)
                                                          ================      ===================      =====================


                                                          VANGUARD LIFESTRATEGY      VANGUARD LIFESTRATEGY
                                                             MODERATE GROWTH          CONSERVATIVE GROWTH
                                                                  FUND                       FUND
                                                          ---------------------      ---------------------
                                                               DIVISION 53                DIVISION 54
                                                          ---------------------      ---------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $           1,943,998      $             670,708
EXPENSES:
  Mortality And Expense Risk Charge                                     614,002                    187,490
  Reimbursements Of Expenses                                                 --                         --
                                                          ---------------------      ---------------------
Net Investment Income (Loss)                                          1,329,996                    483,218
                                                          ---------------------      ---------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                           (690,204)                  (223,416)
  Capital Gains Distributions From Mutual Funds                              --                         --
                                                          ---------------------      ---------------------
  Net Realized Gains (Losses)                                          (690,204)                  (223,416)
                                                          ---------------------      ---------------------

  Net Change in Unrealized Appreciation                              (8,174,277)                (1,336,867)
     (Depreciation) During The Period                     ---------------------      ---------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $          (7,534,485)     $          (1,077,065)
                                                          =====================      =====================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                           EVERGREEN           EVERGREEN       EVERGREEN     VALIC COMPANY II   VALIC COMPANY II
                                           SMALL CAP        GROWTH & INCOME      VALUE          CORE BOND        STRATEGIC BOND
                                           VALUE FUND             FUND            FUND             FUND               FUND
                                        ----------------    ---------------   ------------   ----------------   ----------------
                                          DIVISION 55         DIVISION 56      DIVISION 57      DIVISION 58        DIVISION 59
                                        ----------------    ---------------   ------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds           $             --    $        10,793   $     54,854   $        862,932   $      1,534,788
EXPENSES:
  Mortality And Expense Risk Charge            1,033,071             40,998        106,895            102,509            161,924
  Reimbursements Of Expenses                    (212,297)            (8,433)       (21,879)           (28,070)           (42,186)
                                        ----------------    ---------------   ------------   ----------------   ----------------
Net Investment Income (Loss)                    (820,774)           (21,772)       (30,162)           788,493          1,415,050
                                        ----------------    ---------------   ------------   ----------------   ----------------

NET REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net Realized Gains (Losses)
     On Investments                           (1,469,207)          (201,083)      (626,989)            (2,356)          (100,515)
  Capital Gains Distributions From
     Mutual Funds                              2,257,950                 --             --                 --                 --
                                        ----------------    ---------------   ------------   ----------------   ----------------
  Net Realized Gains (Losses)                    788,743           (201,083)      (626,989)            (2,356)          (100,515)
                                        ----------------    ---------------   ------------   ----------------   ----------------

  Net Change in Unrealized
     Appreciation (Depreciation)
     During The Period                       (18,770,337)          (522,174)    (1,290,807)           637,756            (44,912)
                                        ----------------    ---------------   ------------   ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                       $    (18,802,368)   $      (745,029)  $ (1,947,958)  $      1,423,893   $      1,269,623
                                        ================    ===============   ============   ================   ================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                           VALIC COMPANY II                    INVESCO       CREDIT SUISSE         MSIF TRUST
                                           HIGH YIELD BOND       JANUS         GROWTH       SMALL CAP GROWTH     MID CAP GROWTH
                                                 FUND            FUND           FUND             FUND               PORTFOLIO
                                           ----------------   ------------   ------------   ----------------   ------------------
                                             DIVISION 60      DIVISION 61     DIVISION 62      DIVISION 63        DIVISION 64
                                           ----------------   ------------   ------------   ----------------   ------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds              $      1,600,281   $         --   $         --   $             --   $               --
EXPENSES:
  Mortality And Expense Risk Charge                 106,808        499,593         99,317            139,736              159,333
  Reimbursements Of Expenses                        (27,327)      (103,251)       (20,387)           (28,724)             (32,933)
                                           ----------------   ------------   ------------   ----------------   ------------------
Net Investment Income (Loss)                      1,520,800       (396,342)       (78,930)          (111,012)            (126,400)
                                           ----------------   ------------   ------------   ----------------   ------------------

NET REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net Realized Gains (Losses)
     On Investments                                (519,240)    (2,442,424)    (4,450,973)          (370,693)          (1,182,643)
  Capital Gains Distributions From
     Mutual Funds                                        --             --             --                 --                   --
                                           ----------------   ------------   ------------   ----------------   ------------------
  Net Realized Gains (Losses)                      (519,240)    (2,442,424)    (4,450,973)          (370,693)          (1,182,643)
                                           ----------------   ------------   ------------   ----------------   ------------------

  Net Change in Unrealized Appreciation
     (Depreciation) During The Period            (1,340,207)   (11,046,948)      (107,167)        (3,796,959)          (3,693,991)
                                           ----------------   ------------   ------------   ----------------   ------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                          $       (338,647)  $(13,885,714)  $ (4,637,070)  $     (4,278,664)  $       (5,003,034)
                                           ================   ============   ============   ================   ==================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                  EVERGREEN            SIT               SIT                             ARIEL
                                                SPECIAL EQUITY   SMALL CAP GROWTH   MID CAP GROWTH       ARIEL        APPRECIATION
                                                    FUND               FUND              FUND            FUND             FUND
                                                --------------   ----------------   --------------   --------------   ------------
                                                 DIVISION 65       DIVISION 66       DIVISION 67       DIVISION 68     DIVISION 69
                                                --------------   ----------------   --------------   --------------   ------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                   $           --   $             --   $           --   $           --   $         --
EXPENSES:
  Mortality And Expense Risk Charge                     61,077            315,860           64,884        1,414,050      2,021,523
  Reimbursements Of Expenses                           (12,567)           (65,119)         (13,225)        (292,055)      (416,021)
                                                --------------   ----------------   --------------   --------------   ------------
Net Investment Income (Loss)                           (48,510)          (250,741)         (51,659)      (1,121,995)    (1,605,502)
                                                --------------   ----------------   --------------   --------------   ------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments           (80,716)          (691,035)        (386,602)        (235,278)      (607,943)
  Capital Gains Distributions From
    Mutual Funds                                            --                 --               --        2,297,910        751,319
                                                --------------   ----------------   --------------   --------------   ------------
  Net Realized Gains (Losses)                          (80,716)          (691,035)        (386,602)       2,062,632        143,376
                                                --------------   ----------------   --------------   --------------   ------------

  Net Change in Unrealized Appreciation
    (Depreciation) During The Period                (1,529,964)        (6,876,232)      (1,821,174)     (13,091,617)   (25,277,709)
                                                --------------   ----------------   --------------   --------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $   (1,659,190)  $     (7,818,008)  $   (2,259,435)  $  (12,150,980)  $(26,739,835)
                                                ==============   ================   ==============   ==============   ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                        LOU HOLLAND          DREYFUS BASIC          VALIC COMPANY I
                                                           GROWTH       U.S. MORTGAGE SECURITIES    BLUE CHIP GROWTH
                                                           FUND                  FUND                     FUND
                                                        ------------    ------------------------    ----------------
                                                        DIVISION 70            DIVISION 71             DIVISION 72
                                                        ------------    ------------------------    ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                           $         --    $              2,313,772    $             --
EXPENSES:
  Mortality And Expense Risk Charge                           97,442                     677,605             153,050
  Reimbursements Of Expenses                                 (19,995)                   (138,711)                 --
                                                        ------------    ------------------------    ----------------
Net Investment Income (Loss)                                 (77,447)                  1,774,878            (153,050)
                                                        ------------    ------------------------    ----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                (252,948)                    175,422          (1,896,857)
  Capital Gains Distributions From Mutual Funds                   --                   1,642,922                  --
                                                        ------------    ------------------------    ----------------
  Net Realized Gains (Losses)                               (252,948)                  1,818,344          (1,896,857)
                                                        ------------    ------------------------    ----------------

  Net Change in Unrealized Appreciation
    (Depreciation) During The Period                      (1,824,265)                    303,774          (2,733,476)
                                                        ------------    ------------------------    ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $ (2,154,660)   $              3,896,996    $     (4,783,383)
                                                        ============    ========================    ================


                                                        VALIC COMPANY I    VALIC COMPANY I
                                                        HEALTH SCIENCES         VALUE
                                                             FUND                FUND
                                                        ---------------    ---------------
                                                          DIVISION 73        DIVISION 74
                                                        ---------------    ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                           $            --    $        55,159
EXPENSES:
  Mortality And Expense Risk Charge                             488,995              9,467
  Reimbursements Of Expenses                                         --                 --
                                                        ---------------    ---------------
Net Investment Income (Loss)                                   (488,995)            45,692
                                                        ---------------    ---------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                 (1,602,982)          (184,921)
  Capital Gains Distributions From Mutual Funds                      --             35,050
                                                        ---------------    ---------------
  Net Realized Gains (Losses)                                (1,602,982)          (149,871)
                                                        ---------------    ---------------

  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                         (14,680,809)        (2,093,608)
                                                        ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   (16,772,786)   $    (2,197,787)
                                                        ===============    ===============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                           VALIC COMPANY I                 VALIC COMPANY I
                                                                        CAPITAL CONSERVATION            CAPITAL CONSERVATION
                                                                                FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 1                     DIVISION 7
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002           2001             2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    154,627    $    210,513    $  2,476,169    $  2,641,989
  Net Realized Gains (Losses)                                               6,186          (1,764)        185,084         (26,508)
  Net Change In Unrealized Appreciation (Depreciation)
     During The Period                                                    166,277          91,778       2,597,953         673,585
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                         327,090         300,527       5,259,206       3,289,066
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                        66,095          47,007       8,197,896       5,958,331
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (346,427)       (299,722)     (8,028,074)     (3,999,409)
  Annuity Benefit Payments                                                     --            (519)             --              --
  Amounts Transferred From (To) VALIC General Account, Net                234,224        (410,516)      5,195,554      13,795,918
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                               (46,108)       (663,750)      5,365,376      15,754,840
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                   280,982        (363,223)     10,624,582      19,043,906

NET ASSETS:
Beginning Of Period                                                     4,254,836       4,618,059      65,999,702      46,955,796
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $  4,535,818    $  4,254,836    $ 76,624,284    $ 65,999,702
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                        14,796          11,957       2,719,194       1,704,718
  Decrease For Surrendered Contracts                                      (77,584)        (61,385)     (2,877,048)     (1,436,306)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        51,181        (108,005)      1,676,849       5,696,813
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  (11,606)       (157,433)      1,518,995       5,965,225
Accumulation Units At Beginning Of Period                               1,004,582       1,162,015      26,621,580      20,656,355
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       992,976       1,004,582      28,140,575      26,621,580
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                            --              --         163,190          61,595
  Decrease For Surrendered Contracts                                           --              --        (125,222)        (24,993)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                              --              --         298,041         457,864
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --         336,009         494,466
Accumulation Units At Beginning Of Period                                      --              --         736,319         241,853
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --       1,072,328         736,319
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                            --              --         242,040          43,363
  Decrease For Surrendered Contracts                                           --              --        (114,424)         (9,402)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                            --              --         115,004         178,194
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --         242,620         212,155
Accumulation Units At Beginning Of Period                                      --              --         413,153         200,998
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --         655,773         413,153
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        VALIC COMPANY I                    VALIC COMPANY I
                                                                     MONEY MARKET I FUND                 MONEY MARKET I FUND
                                                                            FUND                                FUND
                                                               --------------------------------    --------------------------------
                                                                          DIVISION 2                          DIVISION 6
                                                               --------------------------------    --------------------------------
                                                                  FOR THE           FOR THE          FOR THE            FOR THE
                                                                 YEAR ENDED        YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                    2002              2001              2002             2001
                                                               --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                                 $        9,450    $      119,996    $    1,332,942    $   13,060,209
  Net Realized Gains (Losses)                                              --                --                --                --
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                      --                --                --                --
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations                       9,450           119,996         1,332,942        13,060,209
                                                               --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    34,662            89,589       153,368,920       154,833,174
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                                  (526,896)         (652,104)      (80,252,827)      (76,855,506)
  Annuity Benefit Payments                                                 --                --            (1,594)           (1,633)
  Amounts Transferred From (To) VALIC General Account, Net            218,402           (37,056)      (98,196,869)      (91,274,769)
  Return Of Capital To VALIC                                               --                --                --                --
  Capital Contributed By VALIC                                             --                --                --                --
                                                               --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting
     From Principal Transactions                                     (273,832)         (599,571)      (25,082,370)      (13,298,734)
                                                               --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                              (264,382)         (479,575)      (23,749,428)         (238,525)

NET ASSETS:
Beginning Of Period                                                 3,824,319         4,303,894       494,999,005       495,237,530
                                                               --------------    --------------    --------------    --------------
End Of Period                                                  $    3,559,937    $    3,824,319    $  471,249,576    $  494,999,005
                                                               ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    12,549            32,502        16,227,440        65,153,759
  Decrease For Surrendered Contracts                                 (177,548)         (232,843)      (13,202,080)      (36,494,875)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                      66,029           (14,673)      (22,064,949)      (44,725,417)
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                              (98,970)         (215,014)      (19,039,589)      (16,066,533)
Accumulation Units At Beginning Of Period                           1,386,970         1,601,984       224,050,426       240,116,959
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                 1,288,000         1,386,970       205,010,837       224,050,426
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                        --                --         3,667,269         5,805,307
  Decrease For Surrendered Contracts                                       --                --        (2,623,529)       (1,680,527)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                              --                --        (1,355,427)        4,299,325
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                   --                --          (311,687)        8,424,105
Accumulation Units At Beginning Of Period                                  --                --        19,613,013        11,188,908
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                        --                --        19,301,326        19,613,013
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        --                --         3,948,740         2,919,926
  Decrease For Surrendered Contracts                                       --                --        (1,328,295)       (1,051,488)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                          --                --         3,455,000        (1,421,529)
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                   --                --         6,075,445           446,909
Accumulation Units At Beginning Of Period                                  --                --         9,332,128         8,885,219
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                        --                --        15,407,573         9,332,128
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                        --                --                --                --
  Decrease For Surrendered Contracts                                       --                --            (4,224)               --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                          --                --            22,448                --
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                   --                --            18,224                --
Accumulation Units At Beginning Of Period                                  --                --                --                --
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                        --                --            18,224                --
                                                               ==============    ==============    ==============    ==============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                 VALIC COMPANY I                        VALIC COMPANY I
                                                                  MID CAP INDEX                        ASSET ALLOCATION
                                                                      FUND                                    FUND
                                                      ------------------------------------    ------------------------------------
                                                                   DIVISION 4                              DIVISION 5
                                                      ------------------------------------    ------------------------------------
                                                          FOR THE             FOR THE             FOR THE              FOR THE
                                                         YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                            2002                2001                2002                2001
                                                      ----------------    ----------------    ----------------    ----------------
OPERATIONS:
  Net Investment Income (Loss)                        $     (3,184,513)   $     (2,031,097)   $      2,619,577    $      3,831,983
  Net Realized Gains (Losses)                               15,728,619          96,458,432          (4,162,703)          4,875,467
  Net Change In Unrealized Appreciation
    (Depreciation) During The Period                      (185,830,119)       (113,749,495)        (17,813,759)        (19,862,438)
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Net Assets From Operations         (173,286,013)        (19,322,160)        (19,356,885)        (11,154,988)
                                                      ----------------    ----------------    ----------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                        137,146,820          92,558,782           9,213,129          12,083,418
  Surrenders Of Accumulation Units By Terminations
     And Withdrawals                                       (67,672,410)        (63,854,079)        (13,533,666)        (15,813,791)
  Annuity Benefit Payments                                     (53,961)            (47,624)            (21,028)            (21,765)
  Amounts Transferred From (To) VALIC General
     Account, Net                                           12,041,683          19,086,563         (14,722,890)        (11,507,904)
  Return Of Capital To VALIC                                        --                  --                  --                  --
  Capital Contributed By VALIC                                      --                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                81,462,132          47,743,642         (19,064,455)        (15,260,042)
                                                      ----------------    ----------------    ----------------    ----------------
Total Increase (Decrease) In Net Assets                    (91,823,881)         28,421,482         (38,421,340)        (26,415,030)

NET ASSETS:
Beginning Of Period                                      1,023,178,271         994,756,789         194,069,180         220,484,210
                                                      ----------------    ----------------    ----------------    ----------------
End Of Period                                         $    931,354,390    $  1,023,178,271    $    155,647,840    $    194,069,180
                                                      ================    ================    ================    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received         18,150,977          12,047,012           2,062,267           2,311,824
  Decrease For Surrendered Contracts                        (9,671,553)         (8,612,065)         (3,223,044)         (3,368,447)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net             (586,909)            (82,657)         (4,274,183)         (3,182,552)
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                     7,892,515           3,352,290          (5,434,960)         (4,239,175)
Accumulation Units At Beginning Of Period                  149,549,757         146,197,467          48,720,402          52,959,577
                                                      ----------------    ----------------    ----------------    ----------------
Accumulation Units At End Of Period                        157,442,272         149,549,757          43,285,442          48,720,402
                                                      ================    ================    ================    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received          1,793,023             699,094             121,212             110,401
  Decrease For Surrendered Contracts                          (596,920)           (106,183)           (161,619)            (41,185)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net            1,550,939           2,504,586            (250,315)            217,923
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                     2,747,042           3,097,497            (290,722)            287,139
Accumulation Units At Beginning Of Period                    5,137,857           2,040,360           1,365,458           1,078,319
                                                      ----------------    ----------------    ----------------    ----------------
Accumulation Units At End Of Period                          7,884,899           5,137,857           1,074,736           1,365,458
                                                      ================    ================    ================    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received          1,185,172             743,716             120,700             151,125
  Decrease For Surrendered Contracts                          (168,058)           (170,626)           (101,311)            (94,427)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net              768,353             131,515             292,338             (46,190)
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                     1,785,467             704,605             311,727              10,508
Accumulation Units At Beginning Of Period                    2,759,353           2,054,748             552,475             541,967
                                                      ----------------    ----------------    ----------------    ----------------
Accumulation Units At End Of Period                          4,544,820           2,759,353             864,202             552,475
                                                      ================    ================    ================    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                 --                  --                  --                  --
  Decrease For Surrendered Contracts                                (6)                 --                  --                  --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net               39,777                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                        39,771                  --                  --                  --
Accumulation Units At Beginning Of Period                           --                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
Accumulation Units At End Of Period                             39,771                  --                  --                  --
                                                      ================    ================    ================    ================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                   VALIC COMPANY I                    VALIC COMPANY I
                                                                GOVERNMENT SECURITIES                   STOCK INDEX
                                                                        FUND                               FUND
                                                          --------------------------------    --------------------------------
                                                                     DIVISION 8                         DIVISION 10A
                                                          --------------------------------    --------------------------------
                                                             FOR THE           FOR THE           FOR THE           FOR THE
                                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                              2002              2001              2002              2001
                                                          --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                            $    4,031,692    $    4,198,384    $      388,600    $     (191,566)
  Net Realized Gains (Losses)                                  2,342,620           216,766        11,977,210        33,789,472
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                          6,961,696           800,042       (89,649,156)      (92,929,258)
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations             13,336,008         5,215,192       (77,283,346)      (59,331,352)
                                                          --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                           17,060,745        10,207,160        (4,040,373)        2,627,094
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                             (11,487,326)       (8,544,768)      (25,271,218)      (36,272,628)
  Annuity Benefit Payments                                            --                --        (1,025,504)       (1,457,019)
  Amounts Transferred From (To) VALIC General
    Account, Net                                              34,525,120        14,798,223       (19,692,657)      (20,852,857)
  Return Of Capital To VALIC                                          --                --                --                --
  Capital Contributed By VALIC                                        --                --                --
                                                          --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                    40,098,539        16,460,615       (50,029,752)      (55,955,410)
                                                          --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                       53,434,547        21,675,807      (127,313,098)     (115,286,762)

NET ASSETS:
Beginning Of Period                                          113,264,770        91,588,963       352,882,012       468,168,774
                                                          --------------    --------------    --------------    --------------
End Of Period                                             $  166,699,317    $  113,264,770    $  225,568,914    $  352,882,012
                                                          ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received            4,627,380         3,027,070          (276,564)          138,992
  Decrease For Surrendered Contracts                          (3,989,531)       (2,979,730)       (1,078,030)       (1,525,839)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net             12,684,696         5,258,101        (1,419,324)       (1,117,859)
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                      13,322,545         5,305,441        (2,773,918)       (2,504,706)
Accumulation Units At Beginning Of Period                     44,509,286        39,203,845        16,451,124        18,955,830
                                                          --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                           57,831,831        44,509,286        13,677,206        16,451,124
                                                          ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received              399,797           172,428                --                --
  Decrease For Surrendered Contracts                            (378,273)          (80,100)               --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net              1,230,676         1,123,626                --                --
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                       1,252,200         1,215,954                --                --
Accumulation Units At Beginning Of Period                      2,040,203           824,249                --                --
                                                          --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                            3,292,403         2,040,203                --                --
                                                          ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received              256,292            63,779                --                --
  Decrease For Surrendered Contracts                             (52,710)          (43,217)               --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                528,765           248,728                --                --
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                         732,347           269,290                --                --
Accumulation Units At Beginning Of Period                        509,780           240,490                --                --
                                                          --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                            1,242,127           509,780                --                --
                                                          ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                   --                --                --                --
  Decrease For Surrendered Contracts                                  --                --                --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                     --                --                --                --
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                              --                --                --                --
Accumulation Units At Beginning Of Period                             --                --                --                --
                                                          --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                   --                --                --                --
                                                          ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      VALIC COMPANY I                    VALIC COMPANY I
                                                                        STOCK INDEX                        STOCK INDEX
                                                                           FUND                               FUND
                                                             --------------------------------    --------------------------------
                                                                       DIVISION 10B                        DIVISION 10C
                                                             --------------------------------    --------------------------------
                                                                FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                  2002              2001              2002              2001
                                                             --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                               $      198,203    $      247,192    $    5,674,149    $   (1,046,584)
  Net Realized Gains (Losses)                                       750,114         2,015,218        67,872,876       210,663,097
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                            (7,088,417)       (6,539,136)     (946,902,495)     (769,060,600)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations                (6,140,100)       (4,276,726)     (873,355,470)     (559,444,087)
                                                             --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  62,530           102,216       412,407,148       480,339,725
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                              (2,511,274)       (1,826,902)     (248,842,011)     (265,622,934)
  Annuity Benefit Payments                                         (160,852)         (224,974)         (295,990)         (369,756)
  Amounts Transferred From (To) VALIC General Account, Net         (572,734)         (821,620)     (233,989,388)     (173,745,060)
  Return Of Capital To VALIC                                             --                --                --                --
  Capital Contributed By VALIC                                           --                --                --                --
                                                             --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                       (3,182,330)       (2,771,280)      (70,720,241)       40,601,975
                                                             --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                          (9,322,430)       (7,048,006)     (944,075,711)     (518,842,112)

NET ASSETS:
Beginning Of Period                                              28,173,317        35,221,323     3,738,084,183     4,256,926,295
                                                             --------------    --------------    --------------    --------------
End Of Period                                                $   18,850,887    $   28,173,317    $2,794,008,472    $3,738,084,183
                                                             ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                   1,242             3,335        81,348,495        76,883,841
  Decrease For Surrendered Contracts                                (71,429)          (50,848)      (55,301,079)      (45,189,822)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                   (35,243)          (26,204)      (59,594,121)      (43,212,508)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                           (105,430)          (73,717)      (33,546,705)      (11,518,489)
Accumulation Units At Beginning Of Period                           795,193           868,910       772,475,516       783,994,005
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                 689,763           795,193       738,928,811       772,475,516
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                      --                --         7,888,658         7,002,601
  Decrease For Surrendered Contracts                                     --                --        (4,598,874)       (1,853,129)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                        --                --        (5,730,627)       11,924,444
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                 --                --        (2,440,843)       17,073,916
Accumulation Units At Beginning Of Period                                --                --        49,700,088        32,626,172
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                      --                --        47,259,245        49,700,088
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                      --                --         5,379,221         3,348,215
  Decrease For Surrendered Contracts                                     --                --        (1,346,887)         (844,472)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                        --                --         8,655,387          (380,906)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                 --                --        12,687,721         2,122,837
Accumulation Units At Beginning Of Period                                --                --        15,668,786        13,545,949
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                      --                --        28,356,507        15,668,786
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                      --                --                --                --
  Decrease For Surrendered Contracts                                     --                --                (6)               --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                        --                --            42,082                --
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                 --                --            42,075                --
Accumulation Units At Beginning Of Period                                --                --                --                --
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                      --                --            42,075                --
                                                             ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   VALIC COMPANY I                 VALIC COMPANY I
                                                                     STOCK INDEX                INTERNATIONAL EQUITIES
                                                                        FUND                            FUND
                                                             ----------------------------    ----------------------------
                                                                    DIVISION 10D                     DIVISION 11
                                                             ----------------------------    ----------------------------
                                                               FOR THE         FOR THE         FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 2002            2001            2002            2001
                                                             ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                               $     41,055    $    (19,616)   $   (561,886)   $  1,270,158
  Net Realized Gains (Losses)                                   1,268,835       4,037,963     (35,463,823)    (36,322,153)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                          (9,009,976)     (9,826,336)     19,980,036       6,817,300
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations              (7,700,086)     (5,807,989)    (16,045,673)    (28,234,695)
                                                             ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                               (74,643)        299,504       7,108,006       8,513,866
  Surrenders Of Accumulation Units By Terminations
     And Withdrawals                                           (1,801,875)     (3,499,521)     (6,443,576)     (6,801,211)
  Annuity Benefit Payments                                        (12,824)        (15,975)        (13,799)        (17,773)
  Amounts Transferred From (To) VALIC General Account, Net     (1,658,299)     (1,862,236)     (3,770,105)     (9,262,655)
  Return Of Capital To VALIC                                           --              --              --              --
  Capital Contributed By VALIC                                         --              --              --              --
                                                             ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                     (3,547,641)     (5,078,228)     (3,119,474)     (7,567,773)
                                                             ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                       (11,247,727)    (10,886,217)    (19,165,147)    (35,802,468)

NET ASSETS:
Beginning Of Period                                            35,193,315      46,079,532      94,048,941     129,851,409
                                                             ------------    ------------    ------------    ------------
End Of Period                                                $ 23,945,588    $ 35,193,315    $ 74,883,794    $ 94,048,941
                                                             ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                (7,111)         35,844       6,804,610       5,282,095
  Decrease For Surrendered Contracts                             (192,313)       (344,060)     (5,137,346)     (4,225,781)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (308,224)       (306,389)     (3,135,544)     (7,754,340)
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                         (507,648)       (614,605)     (1,468,280)     (6,698,026)
Accumulation Units At Beginning Of Period                       4,447,667       5,062,272      76,641,544      83,339,570
                                                             ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                             3,940,019       4,447,667      75,173,264      76,641,544
                                                             ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                    --              --         431,833         301,276
  Decrease For Surrendered Contracts                                   --              --        (362,573)        (82,905)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                      --              --         500,636       1,073,826
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               --              --         569,896       1,292,197
Accumulation Units At Beginning Of Period                              --              --       2,831,016       1,538,819
                                                             ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    --              --       3,400,912       2,831,016
                                                             ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                    --              --          90,692          82,013
  Decrease For Surrendered Contracts                                   --              --         (22,220)        (16,871)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                      --              --          41,506           4,112
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               --              --         109,978          69,254
Accumulation Units At Beginning Of Period                              --              --         270,045         200,791
                                                             ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    --              --         380,023         270,045
                                                             ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                    --              --              --              --
  Decrease For Surrendered Contracts                                   --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                      --              --              --              --
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               --              --              --              --
Accumulation Units At Beginning Of Period                              --              --              --              --
                                                             ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    --              --              --              --
                                                             ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY I                VALIC COMPANY I
                                                                         SOCIAL AWARENESS             INT'L GOVERNMENT BOND
                                                                               FUND                           FUND
                                                                   ----------------------------    ----------------------------
                                                                            DIVISION 12                    DIVISION 13
                                                                   ----------------------------    ----------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       2002            2001            2002            2001
                                                                   ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                     $   (729,186)   $   (962,322)   $ (1,061,274)   $ (1,022,524)
  Net Realized Gains (Losses)                                        (8,197,287)     12,269,117         930,592        (912,667)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                               (99,344,261)    (76,238,025)     16,786,577      (1,305,487)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                  (108,270,734)    (64,931,230)     16,655,895      (3,240,678)
                                                                   ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  42,779,116      60,451,218       9,825,906      10,622,842
  Surrenders Of Accumulation Units By Terminations
     And Withdrawals                                                (30,983,960)    (29,348,538)     (8,433,360)     (7,204,398)
  Annuity Benefit Payments                                              (24,974)        (28,160)         (2,230)         (2,067)
  Amounts Transferred From (To) VALIC General Account, Net          (41,337,379)    (41,926,280)      9,475,945     (11,957,023)
  Return Of Capital To VALIC                                                 --              --              --              --
  Capital Contributed By VALIC                                               --              --              --              --
                                                                   ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                         (29,567,197)    (10,851,760)     10,866,261      (8,540,646)
                                                                   ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                            (137,837,931)    (75,782,990)     27,522,156     (11,781,324)

NET ASSETS:
Beginning Of Period                                                 455,970,022     531,753,012     100,501,729     112,283,053
                                                                   ------------    ------------    ------------    ------------
End Of Period                                                      $318,132,091    $455,970,022    $128,023,885    $100,501,729
                                                                   ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                  12,363,051      14,097,339       4,536,795       5,352,095
  Decrease For Surrendered Contracts                                 (9,192,836)     (6,706,197)     (4,411,130)     (3,965,653)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                   (14,184,974)    (13,868,276)      4,758,512     (10,023,931)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                            (11,014,759)     (6,477,134)      4,884,177      (8,637,489)
Accumulation Units At Beginning Of Period                           123,856,021     130,333,155      62,446,759      71,084,248
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                 112,841,262     123,856,021      67,330,936      62,446,759
                                                                   ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                   1,133,138       1,135,853         536,394         487,117
  Decrease For Surrendered Contracts                                   (692,001)       (264,691)       (575,798)        (66,492)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    (1,268,773)      2,490,890         883,151       2,403,173
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               (827,636)      3,362,052         843,747       2,823,798
Accumulation Units At Beginning Of Period                             7,765,337       4,403,285       4,684,913       1,861,115
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   6,937,701       7,765,337       5,528,660       4,684,913
                                                                   ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     102,845         102,239          85,684          45,816
  Decrease For Surrendered Contracts                                    (76,075)        (80,656)        (46,486)        (56,310)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     1,220,249         (52,958)        664,309          16,158
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              1,247,019         (31,375)        703,507           5,664
Accumulation Units At Beginning Of Period                               621,775         653,150         298,185         292,521
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   1,868,794         621,775       1,001,692         298,185
                                                                   ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                          --              --              --              --
  Decrease For Surrendered Contracts                                         --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                            --              --              --              --
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                     --              --              --              --
Accumulation Units At Beginning Of Period                                    --              --              --              --
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                          --              --              --              --
                                                                   ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY I                VALIC COMPANY I
                                                                          SMALL CAP INDEX                  CORE EQUITY
                                                                               FUND                           FUND
                                                                   ----------------------------    ----------------------------
                                                                           DIVISION 14                     DIVISION 15
                                                                   ----------------------------    ----------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       2002            2001            2002            2001
                                                                   ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                     $    (66,195)   $    451,271    $   (908,680)   $ (4,529,894)
  Net Realized Gains (Losses)                                       (13,629,119)     21,503,942     (73,980,832)    (38,804,132)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                               (42,000,270)    (19,899,736)    (96,241,406)   (112,619,245)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                   (55,695,584)      2,055,477    (171,130,918)   (155,953,271)
                                                                   ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  33,910,365      23,490,104      58,987,318      88,522,752
  Surrenders Of Accumulation Units By Terminations
     And Withdrawals                                                (16,100,496)    (15,442,446)    (55,372,438)    (57,885,644)
  Annuity Benefit Payments                                              (15,908)        (17,043)        (25,704)        (38,138)
  Amounts Transferred From (To) VALIC General Account, Net            6,447,461       4,264,605     (79,857,110)    (86,472,920)
  Return Of Capital To VALIC                                                 --              --              --              --
  Capital Contributed By VALIC                                               --              --              --              --
                                                                   ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                           24,241,422      12,295,220     (76,267,934)    (55,873,950)
                                                                   ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                             (31,454,162)     14,350,697    (247,398,852)   (211,827,221)

NET ASSETS:
Beginning Of Period                                                 241,625,670     227,274,973     773,820,623     985,647,844
                                                                   ------------    ------------    ------------    ------------
End Of Period                                                      $210,171,508    $241,625,670    $526,421,771    $773,820,623
                                                                   ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                  12,697,202       7,070,217      30,094,079      35,064,243
  Decrease For Surrendered Contracts                                 (6,323,223)     (5,330,569)    (27,831,289)    (21,280,399)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     1,244,189         484,025     (48,839,511)    (48,332,718)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              7,618,168       2,223,673     (46,576,721)    (34,548,874)
Accumulation Units At Beginning Of Period                            93,009,856      90,786,183     362,619,846     397,168,720
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                 100,628,024      93,009,856     316,043,125     362,619,846
                                                                   ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                   1,134,853         465,433       2,191,502       2,131,749
  Decrease For Surrendered Contracts                                   (509,288)        (79,458)     (1,947,332)       (733,668)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     1,426,998       1,957,078        (497,519)      6,740,655
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              2,052,563       2,343,053        (253,349)      8,138,736
Accumulation Units At Beginning Of Period                             4,102,032       1,758,979      19,106,874      10,968,138
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   6,154,595       4,102,032      18,853,525      19,106,874
                                                                   ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     718,809         360,251         274,961         461,253
  Decrease For Surrendered Contracts                                   (115,011)        (80,798)       (351,021)       (219,374)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                       479,319          79,128       1,553,160        (273,133)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              1,083,117         358,581       1,477,100         (31,254)
Accumulation Units At Beginning Of Period                             1,796,231       1,437,650       2,770,881       2,802,135
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   2,879,348       1,796,231       4,247,981       2,770,881
                                                                   ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                          --              --              --              --
  Decrease For Surrendered Contracts                                         (2)             --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                        13,551              --              --              --
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                 13,549              --              --              --
Accumulation Units At Beginning Of Period                                    --              --              --              --
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                      13,549              --              --              --
                                                                   ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      VALIC COMPANY I                     VALIC COMPANY I
                                                                      GROWTH & INCOME                   SCIENCE & TECHNOLOGY
                                                                            FUND                               FUND
                                                              --------------------------------    --------------------------------
                                                                        DIVISION 16                        DIVISION 17
                                                              --------------------------------    --------------------------------
                                                                 FOR THE           FOR THE           FOR THE           FOR THE
                                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2002              2001              2002              2001
                                                              --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                                $     (574,199)   $     (747,582)   $  (11,483,517)   $  (18,534,446)
  Net Realized Gains (Losses)                                    (13,488,071)       (2,454,170)     (301,934,235)       (9,982,428)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                            (33,556,688)      (25,671,117)     (346,689,945)   (1,070,626,572)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations                (47,618,958)      (28,872,869)     (660,107,697)   (1,099,143,446)
                                                              --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                               15,927,237        21,931,680       225,136,469       345,401,271
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                              (16,473,424)      (17,781,845)      (91,467,595)     (111,764,237)
  Annuity Benefit Payments                                           (12,013)          (10,763)          (33,025)          (60,211)
  Amounts Transferred From (To) VALIC General Account, Net       (19,568,611)      (19,395,933)     (134,368,859)     (132,852,832)
  Return Of Capital To VALIC                                              --                --                --                --
  Capital Contributed By VALIC                                            --                --                --                --
                                                              --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                       (20,126,811)      (15,256,861)         (733,010)      100,723,991
                                                              --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                          (67,745,769)      (44,129,730)     (660,840,707)     (998,419,455)

NET ASSETS:
Beginning Of Period                                              221,379,341       265,509,071     1,603,534,401     2,601,953,856
                                                              --------------    --------------    --------------    --------------
End Of Period                                                 $  153,633,572    $  221,379,341    $  942,693,694    $1,603,534,401
                                                              ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                7,450,570         8,193,480       109,520,829        99,941,733
  Decrease For Surrendered Contracts                              (7,703,757)       (6,553,698)      (42,894,486)      (29,542,344)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (11,756,770)      (10,635,621)      (80,495,587)      (53,044,660)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                         (12,009,957)       (8,995,839)      (13,869,244)       17,354,729
Accumulation Units At Beginning Of Period                        101,022,403       110,018,242       611,628,753       594,274,024
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                               89,012,446       101,022,403       597,759,509       611,628,753
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                  403,135           327,212        10,408,127         8,491,858
  Decrease For Surrendered Contracts                                (684,627)         (163,333)       (4,440,313)       (1,360,673)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    839,189         1,635,734        (5,007,707)       10,845,971
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                             557,697         1,799,613           960,107        17,977,156
Accumulation Units At Beginning Of Period                          3,325,072         1,525,459        42,427,558        24,450,402
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                3,882,769         3,325,072        43,387,665        42,427,558
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                  121,773           150,268         2,837,380         1,358,585
  Decrease For Surrendered Contracts                                 (36,955)          (68,538)         (684,515)         (398,094)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    104,262           (45,536)        5,857,689          (147,164)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                             189,080            36,194         8,010,554           813,327
Accumulation Units At Beginning Of Period                            781,887           745,693         4,873,682         4,060,355
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                  970,967           781,887        12,884,236         4,873,682
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                       --                --                --                --
  Decrease For Surrendered Contracts                                      --                --                --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                         --                --                --                --
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                  --                --                --                --
Accumulation Units At Beginning Of Period                                 --                --                --                --
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                       --                --                --                --
                                                              ==============    ==============    ==============    ==============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      VALIC COMPANY I                TEMPLETON GLOBAL
                                                                         SMALL CAP                   ASSET ALLOCATION
                                                                           FUND                            FUND
                                                                ----------------------------    ----------------------------
                                                                        DIVISION 18                     DIVISION 19
                                                                ----------------------------    ----------------------------
                                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001            2002            2001
                                                                ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                  $ (5,680,547)   $ (6,596,084)   $  1,830,706    $    623,373
  Net Realized Gains (Losses)                                    (17,927,855)    (12,929,313)     (8,515,910)     10,116,843
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                           (141,545,787)    (27,485,290)     (6,244,757)    (41,535,702)
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations               (165,154,189)    (47,010,687)    (12,929,961)    (30,795,486)
                                                                ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                               50,996,648      61,533,167      21,986,831      23,971,806
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                              (51,246,366)    (45,180,156)    (19,027,620)    (19,302,940)
  Annuity Benefit Payments                                           (23,444)        (26,725)        (26,195)        (28,671)
  Amounts Transferred From (To) VALIC General Account, Net       (41,065,540)    (38,670,675)    (15,292,895)    (14,099,163)
  Return Of Capital To VALIC                                              --              --              --              --
  Capital Contributed By VALIC                                            --              --              --              --
                                                                ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                       (41,338,702)    (22,344,389)    (12,359,879)     (9,458,968)
                                                                ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                         (206,492,891)    (69,355,076)    (25,289,840)    (40,254,454)

NET ASSETS:
Beginning Of Period                                              700,987,976     770,343,052     248,002,544     288,256,998
                                                                ------------    ------------    ------------    ------------
End Of Period                                                   $494,495,085    $700,987,976    $222,712,704    $248,002,544
                                                                ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               22,703,718      23,832,962       8,301,941       8,180,801
  Decrease For Surrendered Contracts                             (23,104,512)    (17,161,289)     (8,720,375)     (7,170,000)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (22,278,010)    (21,841,708)     (7,011,896)     (7,598,057)
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                         (22,678,804)    (15,170,035)     (7,430,330)     (6,587,256)
Accumulation Units At Beginning Of Period                        299,564,434     314,734,469     114,072,786     120,660,042
                                                                ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                              276,885,630     299,564,434     106,642,456     114,072,786
                                                                ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                1,447,856         993,831         539,173         319,315
  Decrease For Surrendered Contracts                              (1,952,944)       (344,196)       (553,180)        (73,924)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    684,168       4,794,102       1,069,867       1,669,103
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                             179,080       5,443,737       1,055,860       1,914,494
Accumulation Units At Beginning Of Period                         10,143,542       4,699,805       3,125,087       1,210,593
                                                                ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                               10,322,622      10,143,542       4,180,947       3,125,087
                                                                ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                1,590,743       1,659,788       1,748,687       2,127,382
  Decrease For Surrendered Contracts                              (1,148,771)     (1,613,646)       (923,427)       (928,303)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 (1,452,738)     (1,652,327)     (1,488,858)     (1,557,059)
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                          (1,010,766)     (1,606,185)       (663,598)       (357,980)
Accumulation Units At Beginning Of Period                         23,842,489      25,448,674      18,040,365      18,398,345
                                                                ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                               22,831,723      23,842,489      17,376,767      18,040,365
                                                                ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                       --              --              --              --
  Decrease For Surrendered Contracts                                      --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                         --              --              --              --
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  --              --              --              --
Accumulation Units At Beginning Of Period                                 --              --              --              --
                                                                ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       --              --              --              --
                                                                ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                           VALIC COMPANY I                VALIC COMPANY I
                                                                       INTERNATIONAL GROWTH I             INCOME & GROWTH
                                                                                FUND                           FUND
                                                                    ----------------------------    ----------------------------
                                                                             DIVISION 20                    DIVISION 21
                                                                    ----------------------------    ----------------------------
                                                                      FOR THE         FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001            2002            2001
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                      $     51,679    $ (1,702,257)   $    283,775    $   (212,888)
  Net Realized Gains (Losses)                                        (45,040,397)    (26,327,473)     (7,823,190)     (2,618,201)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                (37,758,814)   (143,256,523)    (42,449,463)    (21,921,133)
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                    (82,747,532)   (171,286,253)    (49,988,878)    (24,752,222)
                                                                    ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                   36,809,708      50,030,691      27,658,050      38,570,377
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                                  (33,772,932)    (36,827,852)    (19,185,708)    (17,054,094)
  Annuity Benefit Payments                                               (17,890)        (21,583)         (7,143)         (6,621)
  Amounts Transferred From (To) VALIC General Account, Net           (38,698,747)    (38,169,888)    (20,928,935)    (12,333,515)
  Return Of Capital To VALIC                                                  --              --              --              --
  Capital Contributed By VALIC                                                --              --              --              --
                                                                    ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                           (35,679,861)    (24,988,632)    (12,463,736)      9,176,147
                                                                    ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                             (118,427,393)   (196,274,885)    (62,452,614)    (15,576,075)

NET ASSETS:
Beginning Of Period                                                  455,624,640     651,899,525     247,563,235     263,139,310
                                                                    ------------    ------------    ------------    ------------
End Of Period                                                       $337,197,247    $455,624,640    $185,110,621    $247,563,235
                                                                    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                   22,268,553      23,762,669      16,633,566      18,522,280
  Decrease For Surrendered Contracts                                 (21,776,209)    (17,617,102)    (13,246,479)     (8,772,415)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    (27,199,602)    (30,158,364)    (15,357,079)    (16,162,881)
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                             (26,707,258)    (24,012,797)    (11,969,992)     (6,413,016)
Accumulation Units At Beginning Of Period                            283,131,435     307,144,232     152,155,061     158,568,077
                                                                    ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                  256,424,177     283,131,435     140,185,069     152,155,061
                                                                    ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                    1,606,284       1,101,651       3,780,428       3,802,322
  Decrease For Surrendered Contracts                                  (1,687,524)       (331,355)     (1,334,957)       (838,648)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                        (87,430)      7,938,490      (3,508,436)      8,986,106
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                (168,670)      8,708,786      (1,062,965)     11,949,780
Accumulation Units At Beginning Of Period                             12,911,877       4,203,091      21,849,597       9,899,817
                                                                    ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   12,743,207      12,911,877      20,786,632      21,849,597
                                                                    ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                    2,268,037       2,633,790         499,278         712,506
  Decrease For Surrendered Contracts                                    (982,247)     (1,018,651)       (197,373)       (159,321)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     (1,483,778)     (1,634,094)      1,730,092        (122,626)
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                (197,988)        (18,955)      2,031,997         430,559
Accumulation Units At Beginning Of Period                             19,480,219      19,499,174       3,163,792       2,733,233
                                                                    ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   19,282,231      19,480,219       5,195,789       3,163,792
                                                                    ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                           --              --              --              --
  Decrease For Surrendered Contracts                                          --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                             --              --              --              --
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                      --              --              --              --
Accumulation Units At Beginning Of Period                                     --              --              --              --
                                                                    ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                           --              --              --              --
                                                                    ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                               VANGUARD                      VANGUARD
                                                                          LONG-TERM CORPORATE           LONG-TERM TREASURY
                                                                                 FUND                          FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 22                    DIVISION 23
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $  7,690,120    $  5,557,827    $ 11,382,252    $ 10,062,885
  Net Realized Gains (Losses)                                             145,878        (142,566)      5,938,247          80,061
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                   8,959,146       1,860,453      21,275,016      (4,041,041)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      16,795,144       7,275,714      38,595,515       6,101,905
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    34,202,220      22,036,030      54,473,337      44,884,779
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (12,285,640)     (7,738,890)    (23,271,299)    (16,721,652)
  Annuity Benefit Payments                                                 (4,548)         (3,508)         (2,498)         (2,185)
  Amounts Transferred From (To) VALIC General Account, Net              6,324,355      29,674,298      30,172,266       6,363,587
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                            28,236,387      43,967,930      61,371,806      34,524,529
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                45,031,531      51,243,644      99,967,321      40,626,434

NET ASSETS:
Beginning Of Period                                                   125,872,102      74,628,458     237,490,722     196,864,288
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $170,903,633    $125,872,102    $337,458,043    $237,490,722
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    19,002,449       8,108,456      29,107,088      18,411,716
  Decrease For Surrendered Contracts                                   (6,780,078)     (4,028,136)    (12,763,878)     (8,854,368)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                       3,493,155      20,891,996      13,378,086       5,907,426
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               15,715,526      24,972,316      29,721,296      15,464,774
Accumulation Units At Beginning Of Period                              73,154,092      48,181,776     142,496,202     127,031,428
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    88,869,618      73,154,092     172,217,498     142,496,202
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     2,023,573       1,318,501       3,314,851       2,586,495
  Decrease For Surrendered Contracts                                     (635,758)       (313,126)     (1,440,040)       (765,007)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                         427,588       3,752,280         999,449       5,010,256
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,815,403       4,757,655       2,874,260       6,831,744
Accumulation Units At Beginning Of Period                               9,394,086       4,636,431      17,009,737      10,177,993
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    11,209,489       9,394,086      19,883,997      17,009,737
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       986,179         987,611         708,278         634,763
  Decrease For Surrendered Contracts                                     (514,933)       (268,350)       (289,248)       (134,931)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                         565,503         907,473       4,019,292         308,252
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,036,749       1,626,734       4,438,322         808,084
Accumulation Units At Beginning Of Period                               5,499,147       3,872,413       2,633,211       1,825,127
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     6,535,896       5,499,147       7,071,533       2,633,211
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                              --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            VANGUARD                        VANGUARD
                                                                           WINDSOR II                      WELLINGTON
                                                                              FUND                           FUND
                                                                  ----------------------------    ----------------------------
                                                                           DIVISION 24                     DIVISION 25
                                                                  ----------------------------    ----------------------------
                                                                    FOR THE        FOR THE          FOR THE         FOR THE
                                                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                      2002            2001            2002            2001
                                                                  ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                    $  8,472,977    $  7,457,452    $ 14,577,911    $ 13,633,628
  Net Realized Gains (Losses)                                      (18,480,355)     (2,165,850)     (7,541,247)     23,046,357
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                             (157,419,826)    (44,485,295)    (67,626,850)    (18,658,707)
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                 (167,427,204)    (39,193,693)    (60,590,186)     18,021,278
                                                                  ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                165,007,749     148,608,800     144,361,993     106,948,001
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                                (65,589,675)    (50,265,026)    (58,252,607)    (43,324,576)
  Annuity Benefit Payments                                             (25,787)        (25,001)        (34,706)        (29,490)
  Amounts Transferred From (To) VALIC General Account, Net         (30,039,275)     48,043,339      (5,086,650)     37,142,323
  Return Of Capital To VALIC                                                --              --              --              --
  Capital Contributed By VALIC                                              --              --              --              --
                                                                  ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                          69,353,012     146,362,112      80,988,030     100,736,258
                                                                  ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                            (98,074,192)    107,168,419      20,397,844     118,757,536

NET ASSETS:
Beginning Of Period                                                871,328,616     764,160,197     685,952,214     567,194,678
                                                                  ------------    ------------    ------------    ------------
End Of Period                                                     $773,254,424    $871,328,616    $706,350,058    $685,952,214
                                                                  ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                 81,944,179      57,546,801      71,453,028      38,902,341
  Decrease For Surrendered Contracts                               (36,146,040)    (21,357,982)    (30,463,766)    (17,306,793)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                  (27,329,124)     28,644,790      (7,106,211)     19,301,655
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                            18,469,015      64,833,609      33,883,051      40,897,203
Accumulation Units At Beginning Of Period                          442,850,924     378,017,315     335,336,029     294,438,826
                                                                  ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                461,319,939     442,850,924     369,219,080     335,336,029
                                                                  ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                  8,679,666       5,831,134       8,169,275       5,992,949
  Decrease For Surrendered Contracts                                (2,307,573)     (1,380,521)     (2,295,248)     (1,525,061)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    3,126,879       7,973,828      (2,465,224)     10,712,253
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                             9,498,972      12,424,441       3,408,803      15,180,141
Accumulation Units At Beginning Of Period                           36,594,309      24,169,868      44,865,983      29,685,842
                                                                  ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                 46,093,281      36,594,309      48,274,786      44,865,983
                                                                  ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                  6,618,143       4,434,597       4,137,088       2,875,928
  Decrease For Surrendered Contracts                                (1,206,687)       (923,977)     (1,063,140)       (898,591)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    6,232,657       1,006,456       6,447,290         682,570
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                            11,644,113       4,517,076       9,521,238       2,659,907
Accumulation Units At Beginning Of Period                           23,136,739      18,619,663      16,402,597      13,742,690
                                                                  ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                 34,780,852      23,136,739      25,923,835      16,402,597
                                                                  ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                         --              --              --              --
  Decrease For Surrendered Contracts                                        --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                           --              --              --              --
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    --              --              --              --
Accumulation Units At Beginning Of Period                                   --              --              --              --
                                                                  ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                         --              --              --              --
                                                                  ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          PUTNAM                          PUTNAM OTC
                                                                     NEW OPPORTUNITIES                 & EMERGING GROWTH
                                                                           FUND                              FUND
                                                             --------------------------------    --------------------------------
                                                                        DIVISION 26                       DIVISION 27
                                                             --------------------------------    --------------------------------
                                                                FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                  2002              2001              2002              2001
                                                             --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                               $   (6,023,986)   $   (8,134,181)   $   (1,992,898)   $   (2,751,941)
  Net Realized Gains (Losses)                                   (79,638,296)      (48,344,023)     (240,962,218)     (166,210,498)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                          (162,583,367)     (274,598,873)      157,016,848       (27,729,740)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations              (248,245,649)     (331,077,077)      (85,938,268)     (196,692,179)
                                                             --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                             128,638,294       196,556,220        50,783,397        89,542,710
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                             (50,500,071)      (49,731,536)      (15,049,298)      (15,438,594)
  Annuity Benefit Payments                                           (6,772)           (8,687)           (1,348)           (2,553)
  Amounts Transferred From (To) VALIC General Account, Net      (90,431,195)      (72,821,965)      (31,991,178)      (35,646,392)
  Return Of Capital To VALIC                                             --                --                --                --
  Capital Contributed By VALIC                                           --                --                --                --
                                                             --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                     (12,299,744)       73,994,032         3,741,573        38,455,171
                                                             --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                        (260,545,393)     (257,083,045)      (82,196,695)     (158,237,008)

NET ASSETS:
Beginning Of Period                                             789,492,405     1,046,575,450       252,558,627       410,795,635
                                                             --------------    --------------    --------------    --------------
End Of Period                                                $  528,947,012    $  789,492,405    $  170,361,932    $  252,558,627
                                                             ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received              98,979,064       104,649,690        87,199,956        99,242,156
  Decrease For Surrendered Contracts                            (42,923,617)      (26,256,819)      (25,129,488)      (15,353,376)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net               (84,082,816)      (61,119,048)      (61,721,468)      (45,439,763)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                        (28,027,369)       17,273,823           349,000        38,449,017
Accumulation Units At Beginning Of Period                       546,882,418       529,608,595       366,588,061       328,139,044
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                             518,855,049       546,882,418       366,937,061       366,588,061
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received              15,499,664        14,392,673        10,091,501        10,597,361
  Decrease For Surrendered Contracts                             (4,376,865)       (2,168,856)       (2,844,566)         (969,891)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (8,045,256)       16,601,428        (6,965,971)        4,155,272
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                          3,077,543        28,825,245           280,964        13,782,742
Accumulation Units At Beginning Of Period                        66,208,396        37,383,151        34,690,902        20,908,160
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              69,285,939        66,208,396        34,971,866        34,690,902
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received              10,390,102        11,191,640           952,526         1,827,732
  Decrease For Surrendered Contracts                             (1,958,329)       (1,252,061)         (388,020)         (204,507)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                  (335,186)       (2,823,588)        4,070,932          (377,651)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                          8,096,587         7,115,991         4,635,438         1,245,574
Accumulation Units At Beginning Of Period                        40,471,940        33,355,949         4,589,464         3,343,890
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              48,568,527        40,471,940         9,224,902         4,589,464
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                      --                --                --                --
  Decrease For Surrendered Contracts                                     --                --                --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                        --                --                --                --
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                 --                --                --                --
Accumulation Units At Beginning Of Period                                --                --                --                --
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                      --                --                --                --
                                                             ==============    ==============    ==============    ==============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                PUTNAM                     VALIC COMPANY I
                                                                             GLOBAL EQUITY                LARGE CAP GROWTH
                                                                                 FUND                           FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 28                    DIVISION 30
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $ (2,496,695)   $ (4,352,584)   $ (4,367,054)   $ (5,855,767)
  Net Realized Gains (Losses)                                         (50,985,391)    (43,037,100)    (44,298,348)    (33,810,696)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                 (43,427,811)   (128,343,186)   (117,507,886)   (140,718,614)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (96,909,897)   (175,732,870)   (166,173,288)   (180,385,077)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    66,859,929     102,553,957      81,439,982     129,033,485
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (26,337,889)    (25,740,746)    (40,468,095)    (37,273,328)
  Annuity Benefit Payments                                                 (5,566)         (7,713)         (3,582)         (6,187)
  Amounts Transferred From (To) VALIC General Account, Net            (49,207,548)    (52,047,113)    (71,558,387)    (76,072,925)
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                            (8,691,074)     24,758,385     (30,590,082)     15,681,045
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                              (105,600,971)   (150,974,485)   (196,763,370)   (164,704,032)

NET ASSETS:
Beginning Of Period                                                   417,298,293     568,272,778     585,911,938     750,615,970
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $311,697,322    $417,298,293    $389,148,568    $585,911,938
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    50,589,433      57,458,624      60,256,790      72,890,129
  Decrease For Surrendered Contracts                                  (20,875,869)    (14,003,956)    (33,547,895)    (20,760,786)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     (45,524,430)    (38,247,014)    (59,351,120)    (65,137,788)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              (15,810,866)      5,207,654     (32,642,225)    (13,008,445)
Accumulation Units At Beginning Of Period                             299,198,296     293,990,642     401,959,524     414,967,969
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   283,387,430     299,198,296     369,317,299     401,959,524
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     6,986,740       6,848,744       9,760,683      10,472,233
  Decrease For Surrendered Contracts                                   (2,621,125)     (1,106,810)     (2,820,429)     (1,590,396)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                      (2,918,422)      5,671,702     (10,939,304)     11,473,011
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,447,193      11,413,636      (3,999,050)     20,354,848
Accumulation Units At Beginning Of Period                              34,982,558      23,568,922      47,794,623      27,439,775
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    36,429,751      34,982,558      43,795,573      47,794,623
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     4,142,709       3,905,137       6,428,918       8,715,150
  Decrease For Surrendered Contracts                                     (729,111)       (592,697)     (1,598,179)     (1,251,266)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                       1,299,425      (1,591,746)     (1,040,274)     (3,192,992)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                4,713,023       1,720,694       3,790,465       4,270,892
Accumulation Units At Beginning Of Period                              13,853,316      12,132,622      34,466,412      30,195,520
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    18,566,339      13,853,316      38,256,877      34,466,412
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                           2,467              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    2,467              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                         2,467              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         AMERICAN                            TEMPLETON
                                                                       CENTURY ULTRA                          FOREIGN
                                                                           FUND                                FUND
                                                              --------------------------------    --------------------------------
                                                                         DIVISION 31                         DIVISION 32
                                                              --------------------------------    --------------------------------
                                                                 FOR THE           FOR THE           FOR THE           FOR THE
                                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2002              2001              2002              2001
                                                              --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                                $   (6,496,735)   $  (10,096,389)   $    1,811,871    $    5,122,435
  Net Realized Gains (Losses)                                    (45,928,635)      (14,660,749)       (7,880,739)       (2,449,593)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                           (199,498,338)     (150,826,206)      (24,583,676)      (31,770,559)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations               (251,923,708)     (175,583,344)      (30,652,544)      (29,097,717)
                                                              --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                              176,803,027       219,754,934        45,773,848        44,685,026
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                              (72,051,454)      (59,251,103)      (27,892,418)      (19,159,898)
  Annuity Benefit Payments                                           (25,894)          (31,951)           (6,623)           (6,944)
  Amounts Transferred From (To) VALIC General Account, Net       (76,276,720)      (68,470,777)         (628,323)      (12,483,208)
  Return Of Capital To VALIC                                              --                --                --                --
  Capital Contributed By VALIC                                            --                --                --                --
                                                              --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                        28,448,959        92,001,103        17,246,484        13,034,976
                                                              --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                         (223,474,749)      (83,582,241)      (13,406,060)      (16,062,741)

NET ASSETS:
Beginning Of Period                                            1,027,073,975     1,110,656,216       311,596,089       327,658,830
                                                              --------------    --------------    --------------    --------------
End Of Period                                                 $  803,599,226    $1,027,073,975    $  298,190,029    $  311,596,089
                                                              ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               98,488,585       105,777,524        31,110,083        26,498,310
  Decrease For Surrendered Contracts                             (44,178,998)      (28,564,756)      (19,993,801)      (10,636,517)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (51,633,550)      (43,073,507)       (6,846,177)      (14,403,616)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                           2,676,037        34,139,261         4,270,105         1,458,177
Accumulation Units At Beginning Of Period                        585,930,644       551,791,383       220,451,009       218,992,832
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              588,606,681       585,930,644       224,721,114       220,451,009
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received               11,577,651        11,310,281         3,909,772         2,894,996
  Decrease For Surrendered Contracts                              (4,754,933)       (1,970,896)       (1,337,184)       (1,055,578)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 (6,038,254)       10,993,101         3,516,656         6,197,148
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                             784,464        20,332,486         6,089,244         8,036,566
Accumulation Units At Beginning Of Period                         58,386,315        38,053,829        21,232,087        13,195,521
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                               59,170,779        58,386,315        27,321,331        21,232,087
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                3,830,054           458,872           576,539           139,226
  Decrease For Surrendered Contracts                                (705,281)         (133,844)          (77,416)          (19,239)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 10,520,926           260,558         2,811,877           210,972
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                          13,645,699           585,586         3,311,000           330,959
Accumulation Units At Beginning Of Period                          2,480,333         1,894,747           765,413           434,454
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                               16,126,032         2,480,333         4,076,413           765,413
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                       --                --                --                --
  Decrease For Surrendered Contracts                                      --                --                --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                         --                --                --                --
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                  --                --                --                --
Accumulation Units At Beginning Of Period                                 --                --                --                --
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                       --                --                --                --
                                                              ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                             VALIC COMPANY II               VALIC COMPANY II
                                                                          INTERNATIONAL GROWTH II           SMALL CAP GROWTH
                                                                                   FUND                           FUND
                                                                       ----------------------------    ----------------------------
                                                                                DIVISION 33                     DIVISION 35
                                                                       ----------------------------    ----------------------------
                                                                         FOR THE         FOR THE         FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                           2002            2001            2002            2001
                                                                       ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                         $     (1,906)   $    (32,483)   $   (110,480)   $    (94,109)
  Net Realized Gains (Losses)                                            (1,400,363)     (2,053,892)     (2,242,328)     (6,870,443)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                    (1,794,350)     (1,299,708)     (7,150,226)        718,693
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                        (3,196,619)     (3,386,083)     (9,503,034)     (6,245,859)
                                                                       ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                       3,309,886       2,542,418       6,508,333       6,956,702
  Surrenders Of Accumulation Units By Terminations And Withdrawals         (712,502)       (597,152)     (1,224,578)       (847,366)
  Annuity Benefit Payments                                                       --              --            (194)             --
  Amounts Transferred From (To) VALIC General Account, Net                2,050,127         784,514          86,516       2,951,940
  Return Of Capital To VALIC                                                     --      (1,411,573)             --              --
  Capital Contributed By VALIC                                                   --              --              --              --
                                                                       ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                                4,647,511       1,318,207       5,370,077       9,061,276
                                                                       ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                   1,450,892      (2,067,876)     (4,132,957)      2,815,417

NET ASSETS:
Beginning Of Period                                                      16,110,287      18,178,163      26,722,943      23,907,526
                                                                       ------------    ------------    ------------    ------------
End Of Period                                                          $ 17,561,179    $ 16,110,287    $ 22,589,986    $ 26,722,943
                                                                       ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                       2,682,805       1,394,739       4,073,880       2,125,067
  Decrease For Surrendered Contracts                                       (501,441)       (346,907)       (639,504)       (277,657)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       2,046,557         538,051       1,383,229       2,687,667
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  4,227,921       1,585,883       4,817,605       4,535,077
Accumulation Units At Beginning Of Period                                 5,523,146       3,937,263       7,360,232       2,825,155
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       9,751,067       5,523,146      12,177,837       7,360,232
                                                                       ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                         379,180         346,338         579,183         424,135
  Decrease For Surrendered Contracts                                       (122,911)         (9,186)        (58,088)        (35,422)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                         146,213          37,736        (230,746)        582,412
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    402,482         374,888         290,349         971,125
Accumulation Units At Beginning Of Period                                 1,217,774         842,886       1,447,772         476,647
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       1,620,256       1,217,774       1,738,121       1,447,772
                                                                       ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                         331,789         420,246       1,568,429       2,048,796
  Decrease For Surrendered Contracts                                       (102,523)        (92,084)       (380,570)       (328,474)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                         (68,033)        103,845      (1,061,944)       (879,224)
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    161,233         432,007         125,915         841,098
Accumulation Units At Beginning Of Period                                 1,448,602       1,016,595       7,240,731       6,399,633
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       1,609,835       1,448,602       7,366,646       7,240,731
                                                                       ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                              --              --              --              --
  Decrease For Surrendered Contracts                                             --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                              --              --              --              --
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                         --              --              --              --
Accumulation Units At Beginning Of Period                                        --              --              --              --
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                              --              --              --              --
                                                                       ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                            VALIC COMPANY II                VALIC COMPANY II
                                                                             SMALL CAP VALUE                 MID CAP GROWTH
                                                                                  FUND                            FUND
                                                                       ----------------------------    ----------------------------
                                                                                DIVISION 36                    DIVISION 37
                                                                       ----------------------------    ----------------------------
                                                                         FOR THE         FOR THE         FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                           2002            2001            2002            2001
                                                                       ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                         $    178,827    $     94,469    $   (157,727)   $    (98,764)
  Net Realized Gains (Losses)                                              (356,706)        551,978      (2,182,846)     (1,898,869)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                    (7,845,134)        229,896      (7,262,206)     (4,117,000)
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                        (8,023,013)        876,343      (9,602,779)     (6,114,633)
                                                                       ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                      10,312,253       5,522,680       9,370,566      11,447,199
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (2,881,072)       (934,842)     (1,625,804)       (731,204)
  Annuity Benefit Payments                                                     (321)            (80)           (169)             --
  Amounts Transferred From (To) VALIC General Account, Net               13,475,855      13,572,728       1,039,463       9,703,906
  Return Of Capital To VALIC                                                     --              --              --              --
  Capital Contributed By VALIC                                                   --              --              --              --
                                                                       ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                        20,906,715      18,160,486       8,784,056      20,419,901
                                                                       ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                  12,883,702      19,036,829        (818,723)     14,305,268

NET ASSETS:
Beginning Of Period                                                      27,255,064       8,218,235      26,614,148      12,308,880
                                                                       ------------    ------------    ------------    ------------
End Of Period                                                          $ 40,138,766    $ 27,255,064    $ 25,795,425    $ 26,614,148
                                                                       ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                       4,899,241       3,499,453       9,465,929       8,741,204
  Decrease For Surrendered Contracts                                     (1,884,312)       (619,323)     (1,507,637)       (524,356)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       6,717,274       8,615,542       1,267,388       7,262,881
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  9,732,203      11,495,672       9,225,680      15,479,729
Accumulation Units At Beginning Of Period                                13,710,867       2,215,195      18,834,319       3,354,590
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                      23,443,070      13,710,867      28,059,999      18,834,319
                                                                       ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                         708,428         388,831       1,402,566       1,665,987
  Decrease For Surrendered Contracts                                        (88,472)        (20,383)       (218,230)        (76,530)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                         714,820         605,609         152,489         820,206
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  1,334,776         974,057       1,336,825       2,409,663
Accumulation Units At Beginning Of Period                                 1,061,602          87,545       3,064,194         654,531
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       2,396,378       1,061,602       4,401,019       3,064,194
                                                                       ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       1,094,533         240,305         504,296         581,867
  Decrease For Surrendered Contracts                                       (163,237)        (29,728)        (68,386)        (43,032)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       1,514,920         573,214        (176,050)         43,536
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  2,446,216         783,791         259,860         582,371
Accumulation Units At Beginning Of Period                                   935,911         152,120       1,274,846         692,475
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       3,382,127         935,911       1,534,706       1,274,846
                                                                       ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                              --              --              --              --
  Decrease For Surrendered Contracts                                             --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                              --              --              --              --
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                         --              --              --              --
Accumulation Units At Beginning Of Period                                        --              --              --              --
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                              --              --              --              --
                                                                       ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY II                 VALIC COMPANY II
                                                                           MID CAP VALUE                 CAPITAL APPRECIATION
                                                                               FUND                              FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 38                     DIVISION 39
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE        FOR THE          FOR THE         FOR THE
                                                                      YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $   (336,611)   $     28,860    $    (76,052)   $    (84,409)
  Net Realized Gains (Losses)                                          (1,504,480)      2,508,313      (1,523,572)     (7,053,206)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                 (13,037,493)     (2,362,374)     (5,570,771)      1,633,763
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (14,878,584)        174,799      (7,170,395)     (5,503,852)
                                                                     ------------    ------------    ------------    ------------
PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    29,790,121      21,218,581       4,010,501       5,663,189
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (6,193,486)     (2,411,824)       (882,127)       (764,808)
  Annuity Benefit Payments                                                 (2,786)         (1,701)             --              --
  Amounts Transferred From (To) VALIC General Account, Net              7,822,676      26,880,868      (1,953,285)        183,546
  Return Of Capital To VALIC                                                   --      (2,597,139)             --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                       31,416,525      43,088,785       1,175,089       5,081,927
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                16,537,941      43,263,584      (5,995,306)       (421,925)

NET ASSETS:
Beginning Of Period                                                    69,737,486      26,473,902      22,261,020      22,682,945
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 86,275,427    $ 69,737,486    $ 16,265,714    $ 22,261,020
                                                                     ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    11,842,203       9,013,566       1,544,660       1,413,408
  Decrease For Surrendered Contracts                                   (2,833,409)       (918,453)       (372,167)       (222,969)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     2,500,641      12,949,216          96,542       1,215,798
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               11,509,435      21,044,329       1,269,035       2,406,237
Accumulation Units At Beginning Of Period                              27,418,727       6,374,398       4,597,267       2,191,030
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    38,928,162      27,418,727       5,866,302       4,597,267
                                                                     ============    ============    ============    ============
ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     1,290,487       1,015,028         290,209         409,529
  Decrease For Surrendered Contracts                                     (105,775)        (64,605)        (57,062)         (2,893)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,290,647         928,273         (39,826)        (32,470)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,475,359       1,878,696         193,321         374,166
Accumulation Units At Beginning Of Period                               2,566,084         687,388         809,582         435,416
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     5,041,443       2,566,084       1,002,903         809,582
                                                                     ============    ============    ============    ============
ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     2,076,363       1,319,215       2,815,570       3,629,772
  Decrease For Surrendered Contracts                                     (373,050)       (233,284)       (648,951)       (581,489)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       700,370         437,587      (2,303,668)     (1,336,655)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,403,683       1,523,518        (137,049)      1,711,628
Accumulation Units At Beginning Of Period                               4,222,298       2,698,780      14,275,415      12,563,787
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     6,625,981       4,222,298      14,138,366      14,275,415
                                                                     ============    ============    ============    ============
ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY II                VALIC COMPANY II
                                                                          LARGE CAP VALUE               SOCIALLY RESPONSIBLE
                                                                                FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 40                     DIVISION 41
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002           2001            2002             2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $     85,654    $     45,651    $     56,097    $     78,008
  Net Realized Gains (Losses)                                            (233,513)        (18,293)       (241,268)       (529,750)
  Net Change In Unrealized Appreciation (Depreciation)
     During The Period                                                 (2,204,124)       (152,453)     (2,798,508)     (1,134,043)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (2,351,983)       (125,095)     (2,983,679)     (1,585,785)
                                                                     ------------    ------------    ------------    ------------
PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     5,067,792       3,058,158       1,493,381       1,820,320
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (953,621)       (370,906)       (226,856)       (458,702)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net              5,756,476       5,303,039        (578,010)       (216,370)
  Return Of Capital To VALIC                                                   --        (826,931)             --        (596,583)
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                       9,870,647       7,163,360         688,515         548,665
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 7,518,664       7,038,265      (2,295,164)     (1,037,120)

NET ASSETS:
Beginning Of Period                                                    13,015,281       5,977,016      12,186,390      13,223,510
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 20,533,945    $ 13,015,281    $  9,891,226    $ 12,186,390
                                                                     ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  ACCUMULATION Units For Purchase Payments Received                     3,134,765       1,449,576         577,699         733,366
  Decrease For Surrendered Contracts                                     (643,820)       (221,991)       (107,463)        (60,712)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     3,804,648       2,959,626         (39,461)         84,611
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                6,295,593       4,187,211         430,775         757,265
Accumulation Units At Beginning Of Period                               5,319,745       1,132,534       1,579,023         821,758
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    11,615,338       5,319,745       2,009,798       1,579,023
                                                                     ============    ============    ============    ============
ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       470,004         705,326         306,713         221,162
  Decrease For Surrendered Contracts                                     (104,346)        (33,687)        (10,414)       (133,126)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       645,132         848,035         (53,693)       (103,446)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,010,790       1,519,674         242,606         (15,410)
Accumulation Units At Beginning Of Period                               1,653,364         133,690       1,275,611       1,291,021
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     2,664,154       1,653,364       1,518,217       1,275,611
                                                                     ============    ============    ============    ============
ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       376,480         150,172         458,968         567,407
  Decrease For Surrendered Contracts                                      (47,919)        (14,485)        (83,039)       (200,763)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       210,922         136,506        (406,033)       (177,934)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  539,483         272,193         (30,104)        188,710
Accumulation Units At Beginning Of Period                                 616,161         343,968       2,984,678       2,795,968
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,155,644         616,161       2,954,574       2,984,678
                                                                     ============    ============    ============    ============
ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============



                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          VALIC COMPANY II                  VALIC COMPANY I
                                                                          MONEY MARKET II                    OPPORTUNITIES
                                                                               FUND                              FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 44                      DIVISION 45
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    384,274    $  1,348,632    $     (9,882)   $     (6,715)
  Net Realized Gains (Losses)                                                  --              --        (134,206)       (255,745)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                          --              --        (244,310)         47,499
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                         384,274       1,348,632        (388,398)       (214,961)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    34,689,304      28,228,454         429,980         403,091
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (12,700,258)     (8,886,303)       (106,616)        (55,132)
  Annuity Benefit Payments                                                 (4,777)         (3,688)             --              --
  Amounts Transferred From (To) VALIC General Account, Net             (4,895,099)     13,182,951          31,475         821,365
  Return Of Capital To VALIC                                                   --      (2,381,672)             --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                      17,089,170      30,139,742         354,839       1,169,324
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                17,473,444      31,488,374         (33,559)        954,363

NET ASSETS:
Beginning Of Period                                                    62,978,538      31,490,164       1,045,207          90,844
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 80,451,982    $ 62,978,538    $  1,011,648    $  1,045,207
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    27,623,633      20,169,903         725,451         557,111
  Decrease For Surrendered Contracts                                   (9,081,411)     (5,066,251)       (209,673)        (38,158)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    (6,019,346)     12,681,121          34,081       1,143,010
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               12,522,876      27,784,773         549,859       1,661,963
Accumulation Units At Beginning Of Period                              42,669,882      14,885,109       1,770,854         108,891
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    55,192,758      42,669,882       2,320,713       1,770,854
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     1,813,886       4,386,756          40,624          25,845
  Decrease For Surrendered Contracts                                   (1,660,981)     (2,030,746)         (3,060)         (3,397)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       407,667      (2,603,231)         14,282          56,841
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  560,572        (247,221)         51,846          79,289
Accumulation Units At Beginning Of Period                               8,613,152       8,860,373          79,301              12
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     9,173,724       8,613,152         131,147          79,301
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       706,805         443,851         156,912          37,370
  Decrease For Surrendered Contracts                                     (150,770)        (66,621)        (25,814)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,244,029         868,984          16,073             143
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,800,064       1,246,214         147,171          37,513
Accumulation Units At Beginning Of Period                               1,247,488           1,274          41,802           4,289
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     3,047,552       1,247,488         188,973          41,802
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           VALIC COMPANY I                     JANUS
                                                                         NASDAQ-100(R) INDEX             ADVISER WORLDWIDE
                                                                                FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 46                     DIVISION 47
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $   (215,605)   $   (119,264)   $   (189,859)   $   (157,076)
  Net Realized Gains (Losses)                                          (6,265,011)     (4,407,447)     (1,307,419)       (175,690)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                  (4,169,695)       (337,621)     (8,765,570)     (3,782,052)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (10,650,311)     (4,864,332)    (10,262,848)     (4,114,818)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     8,475,484       5,763,761      13,236,118      12,129,882
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,627,188)       (575,840)     (2,271,697)       (939,432)
  Annuity Benefit Payments                                                     --              --            (990)           (661)
  Amounts Transferred From (To) VALIC General Account, Net              7,594,049      17,951,046      (1,790,737)     23,096,868
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                      14,442,345      23,138,967       9,172,694      34,286,657
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 3,792,034      18,274,635      (1,090,154)     30,171,839

NET ASSETS:
Beginning Of Period                                                    21,379,857       3,105,221      32,517,696       2,345,856
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 25,171,891    $ 21,379,857    $ 31,427,542    $ 32,517,696
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    20,750,094      10,211,358      17,825,819      13,685,138
  Decrease For Surrendered Contracts                                   (3,861,331)     (1,026,740)     (3,204,807)       (864,555)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    19,150,680      27,344,038      (3,565,631)     25,018,388
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               36,039,443      36,528,656      11,055,381      37,838,971
Accumulation Units At Beginning Of Period                              40,571,277       4,042,621      40,304,312       2,465,341
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    76,610,720      40,571,277      51,359,693      40,304,312
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     1,512,872         853,934       2,404,790       1,807,141
  Decrease For Surrendered Contracts                                     (243,452)        (13,738)       (172,157)        (66,525)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,459,702       1,487,026         593,817       2,382,714
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,729,122       2,327,222       2,826,450       4,123,330
Accumulation Units At Beginning Of Period                               2,543,964         216,742       4,226,947         103,617
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     5,273,086       2,543,964       7,053,397       4,226,947
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     1,386,225         588,917         644,781         500,012
  Decrease For Surrendered Contracts                                      (75,573)         (7,369)       (102,861)        (40,598)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,178,183         816,216          94,013         590,498
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,488,835       1,397,764         635,933       1,049,912
Accumulation Units At Beginning Of Period                               1,467,307          69,543       1,052,147           2,235
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     3,956,142       1,467,307       1,688,080       1,052,147
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              (1)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --          10,454              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --          10,453              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --          10,453              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          VALIC COMPANY II                  VALIC COMPANY II
                                                                          AGGRESSIVE GROWTH                 MODERATE GROWTH
                                                                           LIFESTYLE FUND                   LIFESTYLE FUND
                                                                     ----------------------------    ----------------------------
                                                                            DIVISION 48                      DIVISION 49
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $     43,913    $    153,008    $    566,987    $    739,111
  Net Realized Gains (Losses)                                            (728,501)     (1,062,279)       (808,577)     (2,035,469)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                  (3,766,844)     (1,236,264)     (3,862,316)       (193,595)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (4,451,432)     (2,145,535)     (4,103,906)     (1,489,953)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     6,398,879       7,932,261       9,980,825      12,074,390
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,307,834)       (529,184)     (2,426,957)     (1,410,258)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net             (1,495,362)      1,211,671      (3,137,156)      2,342,652
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                        3,595,683       8,614,748       4,416,712      13,006,784
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                  (855,749)      6,469,213         312,806      11,516,831

NET ASSETS:
Beginning Of Period                                                    21,546,619      15,077,406      35,501,368      23,984,537
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 20,690,870    $ 21,546,619    $ 35,814,174    $ 35,501,368
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     4,492,273       4,800,551       6,004,944       6,710,372
  Decrease For Surrendered Contracts                                     (850,780)       (253,143)     (1,195,023)       (614,111)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (561,928)        867,610        (525,928)      1,548,795
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                3,079,565       5,415,018       4,283,993       7,645,056
Accumulation Units At Beginning Of Period                               8,479,357       3,064,339      12,680,095       5,035,039
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    11,558,922       8,479,357      16,964,088      12,680,095
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       730,938         711,875         931,333         977,832
  Decrease For Surrendered Contracts                                      (68,111)        (16,481)       (159,879)        (15,809)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        55,223          86,442          44,172         373,366
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  718,050         781,836         815,626       1,335,389
Accumulation Units At Beginning Of Period                               1,242,003         460,167       2,200,069         864,680
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,960,053       1,242,003       3,015,695       2,200,069
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       355,111         757,193         959,254       1,581,151
  Decrease For Surrendered Contracts                                     (175,797)       (174,146)       (421,518)       (396,930)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (784,992)        (25,257)     (2,003,534)       (140,744)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                 (605,678)        557,790      (1,465,798)      1,043,477
Accumulation Units At Beginning Of Period                               2,685,367       2,127,577       7,634,116       6,590,639
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     2,079,689       2,685,367       6,168,318       7,634,116
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           (1)             --              (3)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                         6,822              --          20,416              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    6,821              --          20,413              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                         6,821              --          20,413              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          VALIC COMPANY II              VANGUARD LIFESTRATEGY
                                                                        CONSERVATIVE GROWTH                    GROWTH
                                                                           LIFESTYLE FUND                       FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 50                     DIVISION 52
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2002             2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    166,097    $    915,673    $    606,910    $    546,741
  Net Realized Gains (Losses)                                            (560,870)       (781,969)       (905,122)     (4,575,845)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                    (719,230)       (370,940)     (9,121,676)        (57,611)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (1,114,003)       (237,236)     (9,419,888)     (4,086,715)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     4,206,532       5,652,966      19,479,555      15,751,042
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,417,429)     (1,205,700)     (3,458,983)     (1,707,197)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net             (1,646,065)      1,795,563      (2,459,492)      1,296,830
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                        1,143,038       6,242,829      13,561,080      15,340,675
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                    29,035       6,005,593       4,141,192      11,253,960

NET ASSETS:
Beginning Of Period                                                    19,815,049      13,809,456      49,826,061      38,572,101
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 19,844,084    $ 19,815,049    $ 53,967,253    $ 49,826,061
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     2,374,507       3,403,874       9,204,435       5,025,499
  Decrease For Surrendered Contracts                                     (882,156)       (786,890)     (1,639,051)       (368,387)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (848,303)      1,565,653        (956,454)      1,936,124
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  644,048       4,182,637       6,608,930       6,593,236
Accumulation Units At Beginning Of Period                               7,345,651       3,163,014      13,888,206       7,294,970
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     7,989,699       7,345,651      20,497,136      13,888,206
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       571,147         451,327         838,807         653,111
  Decrease For Surrendered Contracts                                     (126,663)        (18,137)       (173,865)       (149,430)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        45,884        (207,371)        398,716          29,926
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  490,368         225,819       1,063,658         533,607
Accumulation Units At Beginning Of Period                                 960,922         735,103       2,800,962       2,267,355
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,451,290         960,922       3,864,620       2,800,962
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       279,689         446,191       8,596,571       8,068,421
  Decrease For Surrendered Contracts                                      (81,915)        (82,457)     (1,506,127)     (1,171,368)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (459,466)         43,040      (1,699,282)       (910,120)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                 (261,692)        406,774       5,391,162       5,986,933
Accumulation Units At Beginning Of Period                               1,938,484       1,531,710      26,747,154      20,760,221
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,676,792       1,938,484      32,138,316      26,747,154
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           (5)             --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                        41,953              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                   41,947              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                        41,947              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       VANGUARD LIFESTRATEGY           VANGUARD LIFESTRATEGY
                                                                          MODERATE GROWTH               CONSERVATIVE GROWTH
                                                                               FUND                             FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 53                    DIVISION 54
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2002             2001           2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $  1,329,996    $  1,180,446    $    483,218    $    389,549
  Net Realized Gains (Losses)                                            (690,204)     (3,967,692)       (223,416)       (471,703)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                  (8,174,277)        292,512      (1,336,867)         39,752
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (7,534,485)     (2,494,734)     (1,077,065)        (42,402)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    22,311,665      16,624,548       6,720,411       5,658,911
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (3,983,819)     (2,102,254)     (1,482,752)       (752,444)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net               (837,668)      3,395,034       1,111,385       2,472,216
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                       17,490,178      17,917,328       6,349,044       7,378,683
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 9,955,693      15,422,594       5,271,979       7,336,281

NET ASSETS:
Beginning Of Period                                                    58,623,349      43,200,755      15,047,297       7,711,016
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 68,579,042    $ 58,623,349    $ 20,319,276    $ 15,047,297
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     9,808,531       4,363,199       3,760,938       3,134,518
  Decrease For Surrendered Contracts                                   (1,304,320)       (352,241)       (744,480)       (399,065)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (884,846)      3,971,331         928,191       2,347,285
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                7,619,365       7,982,289       3,944,649       5,082,738
Accumulation Units At Beginning Of Period                              11,325,293       3,343,004       6,514,468       1,431,730
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    18,944,658      11,325,293      10,459,117       6,514,468
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       934,632         866,228         245,138         166,005
  Decrease For Surrendered Contracts                                     (302,288)       (131,477)        (48,555)        (34,574)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       604,859         (25,348)         46,812         149,780
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,237,203         709,403         243,395         281,211
Accumulation Units At Beginning Of Period                               3,597,361       2,887,958         763,718         482,507
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     4,834,564       3,597,361       1,007,113         763,718
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     9,693,282       9,631,310       1,973,626       1,594,481
  Decrease For Surrendered Contracts                                   (1,990,195)     (1,718,681)       (514,264)       (279,454)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (483,507)     (1,293,723)         74,476        (301,593)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                7,219,580       6,618,906       1,533,838       1,013,434
Accumulation Units At Beginning Of Period                              35,577,427      28,958,521       5,622,110       4,608,676
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    42,797,007      35,577,427       7,155,948       5,622,110
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             EVERGREEN                       EVERGREEN
                                                                          SMALL CAP EQUITY                GROWTH & INCOME
                                                                            INCOME FUND                         FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 55                     DIVISION 56
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $   (820,774)   $   (225,893)   $    (21,772)   $    (11,578)
  Net Realized Gains (Losses)                                             788,743       1,043,986        (201,083)         21,642
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                 (18,770,337)      2,773,410        (522,174)       (120,644)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (18,802,368)      3,591,503        (745,029)       (110,580)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    36,591,398      10,675,186       2,096,423         939,350
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (6,346,068)     (1,356,646)       (153,120)        (49,393)
  Annuity Benefit Payments                                                 (1,253)            (80)             --              --
  Amounts Transferred From (To) VALIC General Account, Net             33,659,941      36,077,991         526,107       1,374,490
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                       63,904,018      45,396,451       2,469,410       2,264,447
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                45,101,650      48,987,954       1,724,381       2,153,867

NET ASSETS:
Beginning Of Period                                                    49,838,344         850,390       2,303,485         149,618
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 94,939,994    $ 49,838,344    $  4,027,866    $  2,303,485
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    23,343,182       7,479,021       2,234,547         918,508
  Decrease For Surrendered Contracts                                   (4,423,218)       (887,563)       (217,857)        (51,496)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    17,820,862      25,507,257         424,529       1,283,954
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               36,740,826      32,098,715       2,441,219       2,150,966
Accumulation Units At Beginning Of Period                              32,813,209         714,494       2,282,437         131,471
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    69,554,035      32,813,209       4,723,656       2,282,437
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     2,246,292         876,407         194,871         101,977
  Decrease For Surrendered Contracts                                     (256,501)        (65,392)        (13,344)           (649)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     3,830,109       1,730,632         107,516         136,053
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                5,819,900       2,541,647         289,043         237,381
Accumulation Units At Beginning Of Period                               2,551,614           9,967         247,635          10,254
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     8,371,514       2,551,614         536,678         247,635
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     1,148,654         273,262          84,706          26,538
  Decrease For Surrendered Contracts                                      (58,517)        (28,253)         (3,002)            (19)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,404,984         944,706         104,440          33,171
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,495,121       1,189,715         186,144          59,690
Accumulation Units At Beginning Of Period                               1,191,063           1,348          59,860             170
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     3,686,184       1,191,063         246,004          59,860
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            EVERGREEN                     VALIC COMPANY II
                                                                              VALUE                          CORE BOND
                                                                               FUND                             FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 57                     DIVISION 58
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001           2002             2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    (30,162)   $    (10,862)   $    788,493    $    530,763
  Net Realized Gains (Losses)                                            (626,989)        656,108          (2,356)        138,780
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                  (1,290,807)       (633,448)        637,756        (115,803)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (1,947,958)         11,798       1,423,893         553,740
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     3,596,310       2,212,263       4,403,893       1,863,183
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (603,572)       (330,970)     (1,245,432)       (319,737)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net                240,216       5,718,980       6,533,489       4,718,972
  Return Of Capital To VALIC                                                   --              --              --      (1,397,653)
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                        3,232,954       7,600,273       9,691,950       4,864,765
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 1,284,996       7,612,071      11,115,843       5,418,505

NET ASSETS:
Beginning Of Period                                                     7,957,032         344,961      13,099,359       7,680,854
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $  9,242,028    $  7,957,032    $ 24,215,202    $ 13,099,359
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     3,272,966       1,741,420       2,249,483       1,183,795
  Decrease For Surrendered Contracts                                     (634,810)       (275,597)       (888,969)       (243,040)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        54,128       4,794,242       2,902,161       3,912,810
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,692,284       6,260,065       4,262,675       4,853,565
Accumulation Units At Beginning Of Period                               6,539,955         279,890       5,667,850         814,285
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     9,232,239       6,539,955       9,930,525       5,667,850
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       320,929         251,502         229,044         339,107
  Decrease For Surrendered Contracts                                      (48,704)         (1,084)        (17,256)           (774)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       118,373         422,902         181,359         121,381
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  390,598         673,320         393,147         459,714
Accumulation Units At Beginning Of Period                                 701,042          27,722         477,526          17,812
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,091,640         701,042         870,673         477,526
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       112,792          44,906       1,108,442          81,914
  Decrease For Surrendered Contracts                                      (20,085)           (859)       (102,782)         (3,076)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       111,663          82,195       2,303,246         125,483
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  204,370         126,242       3,308,906         204,321
Accumulation Units At Beginning Of Period                                 126,242              --         503,652         299,331
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       330,612         126,242       3,812,558         503,652
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --           2,273              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --           2,273              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --           2,273              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          VALIC COMPANY II                 VALIC COMPANY II
                                                                           STRATEGIC BOND                  HIGH YIELD BOND
                                                                                FUND                             FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 59                      DIVISION 60
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                     ------------    ------------    ------------    ------------
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $  1,415,050    $    836,724    $  1,520,800    $  1,213,806
  Net Realized Gains (Losses)                                            (100,515)        (42,481)       (519,240)       (332,639)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                     (44,912)        185,861      (1,340,207)       (656,280)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                       1,269,623         980,104        (338,647)        224,887
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     5,950,619       2,183,396       3,010,097       2,548,208
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,374,141)       (679,973)       (722,865)       (727,575)
  Annuity Benefit Payments                                                     --              --            (211)             --
  Amounts Transferred From (To) VALIC General Account, Net              2,970,291       9,314,675       1,105,940       7,620,787
  Return Of Capital To VALIC                                                   --        (587,116)             --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                       7,546,769      10,230,982       3,392,961       9,441,420
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 8,816,392      11,211,086       3,054,314       9,666,307

NET ASSETS:
Beginning Of Period                                                    17,054,434       5,843,348      15,122,925       5,456,618
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 25,870,826    $ 17,054,434    $ 18,177,239    $ 15,122,925
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     4,209,201       2,212,870       2,650,200       2,160,765
  Decrease For Surrendered Contracts                                   (1,043,786)       (557,547)       (667,100)       (641,052)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,815,214       6,766,677       1,136,318       6,484,120
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                4,980,629       8,422,000       3,119,418       8,003,833
Accumulation Units At Beginning Of Period                               8,634,572         212,572       8,434,842         431,009
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    13,615,201       8,634,572      11,554,260       8,434,842
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       230,639         217,206         184,842         150,329
  Decrease For Surrendered Contracts                                      (33,363)         (4,094)        (23,748)         (1,385)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       358,248         218,422         (94,804)        420,506
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  555,524         431,534          66,290         569,450
Accumulation Units At Beginning Of Period                                 432,470             936         613,841          44,391
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       987,994         432,470         680,131         613,841
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       393,980         111,913         101,384          84,723
  Decrease For Surrendered Contracts                                      (40,426)         (5,893)        (16,111)        (14,312)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       201,202         350,241          19,700         194,567
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  554,756         456,261         104,973         264,978
Accumulation Units At Beginning Of Period                                 604,606         148,345         264,978              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,159,362         604,606         369,951         264,978
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                         2,776              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    2,776              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                         2,776              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                              INVESCO
                                                                               JANUS                          GROWTH
                                                                               FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 61                     DIVISION 62
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $   (396,342)   $   (266,510)   $    (78,930)   $    (78,067)
  Net Realized Gains (Losses)                                          (2,442,424)       (572,880)     (4,450,973)     (2,094,059)
  Net Change In Unrealized Appreciation (Depreciation)
     During The Period                                                (11,046,948)     (7,531,713)       (107,167)     (4,259,411)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (13,885,714)     (8,371,103)     (4,637,070)     (6,431,537)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    17,555,377      19,844,709       3,686,479       5,354,678
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (3,018,799)     (1,450,291)       (621,532)       (286,813)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net             (4,177,961)     29,436,430      (1,329,188)     10,634,940
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                      10,358,617      47,830,848       1,735,759      15,702,805
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                (3,527,097)     39,459,745      (2,901,311)      9,271,268

NET ASSETS:
Beginning Of Period                                                    42,590,923       3,131,178      10,076,261         804,993
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 39,063,826    $ 42,590,923    $  7,174,950    $ 10,076,261
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    25,586,688      23,715,888      10,981,202      10,541,948
  Decrease For Surrendered Contracts                                   (4,417,625)     (1,650,745)     (1,893,307)       (528,647)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    (8,019,215)     32,852,991      (4,964,073)     13,483,039
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               13,149,848      54,918,134       4,123,822      23,496,340
Accumulation Units At Beginning Of Period                              58,459,245       3,541,111      24,584,502       1,088,162
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    71,609,093      58,459,245      28,708,324      24,584,502
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     4,429,548       4,925,688       1,406,906       1,450,075
  Decrease For Surrendered Contracts                                     (681,172)        (84,725)        (99,596)        (49,552)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       859,500       2,934,790        (272,913)        846,218
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                4,607,876       7,775,753       1,034,397       2,246,741
Accumulation Units At Beginning Of Period                               7,914,087         138,334       2,268,337          21,596
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    12,521,963       7,914,087       3,302,734       2,268,337
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     1,323,551         808,593         740,089         427,009
  Decrease For Surrendered Contracts                                     (194,754)        (58,780)       (116,350)        (17,993)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       157,913       1,315,721         337,621         343,912
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,286,710       2,065,534         961,360         752,928
Accumulation Units At Beginning Of Period                               2,067,712           2,178         755,281           2,353
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     3,354,422       2,067,712       1,716,641         755,281
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                              CREDIT SUISSE                 MSIF TRUST
                                                                            SMALL CAP GROWTH              MID CAP GROWTH
                                                                                 FUND                       PORTFOLIO
                                                                      ---------------------------   ---------------------------
                                                                               DIVISION 63                 DIVISION 64
                                                                      ---------------------------   ---------------------------
                                                                        FOR THE        FOR THE       FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                                         2002            2001           2002          2001
                                                                      ------------   ------------   ------------   ------------
OPERATIONS:
  Net Investment Income (Loss)                                        $   (111,012)  $    (41,678)  $   (126,400)  $    (62,285)
  Net Realized Gains (Losses)                                             (370,693)      (117,924)    (1,182,643)      (262,584)
  Change In Unrealized Appreciation (Depreciation)
    During The Period                                                   (3,796,959)       601,135     (3,693,991)    (1,147,649)
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Net Assets From Operations                       (4,278,664)       441,533     (5,003,034)    (1,472,518)
                                                                      ------------   ------------   ------------   ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                      6,402,086      3,706,512      6,988,645      4,284,435
  Surrenders Of Accumulation Units By Terminations And Withdrawals        (630,188)      (299,556)      (982,435)      (237,054)
  Annuity Benefit Payments                                                      --             --             --             --
  Amounts Transferred From (To) VALIC General Account, Net               3,144,029      4,909,532      2,194,362      8,752,986
  Return Of Capital To VALIC                                                    --             --             --             --
  Capital Contributed By VALIC                                                  --             --             --             --
                                                                      ------------   ------------   ------------   ------------
  Increase (Decrease) In Net Assets Resulting
     From Principal Transactions                                         8,915,927      8,316,488      8,200,572     12,800,367
                                                                      ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                                  4,637,263      8,758,021      3,197,538     11,327,849

NET ASSETS:
Beginning Of Period                                                      9,200,043        442,022     11,889,600        561,751
                                                                      ------------   ------------   ------------   ------------
End Of Period                                                         $ 13,837,306   $  9,200,043   $ 15,087,138   $ 11,889,600
                                                                      ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                      8,783,213      4,275,589     11,572,912      5,620,093
  Decrease For Surrendered Contracts                                      (778,799)      (316,413)    (1,661,077)      (209,326)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      3,958,014      5,885,895      2,367,174     10,824,214
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                11,962,428      9,845,071     12,279,009     16,234,981
Accumulation Units At Beginning Of Period                               10,327,801        482,730     16,882,839        647,858
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                     22,290,229     10,327,801     29,161,848     16,882,839
                                                                      ============   ============   ============   ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                      1,058,592        764,966      2,202,951        982,765
  Decrease For Surrendered Contracts                                      (188,396)       (31,776)      (273,007)       (44,560)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        909,200        551,568      2,153,361      1,583,533
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                 1,779,396      1,284,758      4,083,305      2,521,738
Accumulation Units At Beginning Of Period                                1,293,375          8,617      2,524,416          2,678
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                      3,072,771      1,293,375      6,607,721      2,524,416
                                                                      ============   ============   ============   ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        321,508        162,495        361,596        196,288
  Decrease For Surrendered Contracts                                        (9,776)        (3,233)       (37,138)        (1,051)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        132,891        100,651        276,995        200,076
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                   444,623        259,913        601,453        395,313
Accumulation Units At Beginning Of Period                                  259,913             --        395,337             24
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                        704,536        259,913        996,790        395,337
                                                                      ============   ============   ============   ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                             --             --             --             --
  Decrease For Surrendered Contracts                                            --             --             --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                             --             --             --             --
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                        --             --             --             --
Accumulation Units At Beginning Of Period                                       --             --             --             --
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                             --             --             --             --
                                                                      ============   ============   ============   ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)




                                                                              EVERGREEN                      SIT
                                                                            SPECIAL EQUITY              SMALL CAP GROWTH
                                                                                FUND                         FUND
                                                                      ---------------------------   ---------------------------
                                                                             DIVISION 65                  DIVISION 66
                                                                      ---------------------------   ---------------------------
                                                                        FOR THE        FOR THE        FOR THE        FOR THE
                                                                       YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         2002            2001           2002          2001
                                                                      ------------   ------------   ------------   ------------
OPERATIONS:
  Net Investment Income (Loss)                                        $    (48,510)  $    (12,215)  $   (250,741)  $    (70,181)
  Net Realized Gains (Losses)                                              (80,716)       (23,067)      (691,035)      (142,180)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                   (1,529,964)        86,857     (6,876,232)      (871,356)
                                                                      ------------   ------------   ------------   ------------

Increase (Decrease) In Net Assets From Operations                       (1,659,190)        51,575     (7,818,008)    (1,083,717)
                                                                      ------------   ------------   ------------   ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                      3,432,075        895,656     16,505,251      6,618,125
  Surrenders Of Accumulation Units By Terminations And Withdrawals        (253,928)      (137,470)    (1,720,138)      (290,711)
  Annuity Benefit Payments                                                  (1,284)        (1,144)          (122)            --
  Amounts Transferred From (To) VALIC General Account, Net               2,003,531      2,087,631      9,191,851     11,733,203
  Return Of Capital To VALIC                                                    --             --             --             --
  Capital Contributed By VALIC                                                  --             --             --             --
                                                                      ------------   ------------   ------------   ------------
  Increase (Decrease) In Net Assets Resulting
     From Principal Transactions                                         5,180,394      2,844,673     23,976,842     18,060,617
                                                                      ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                                  3,521,204      2,896,248     16,158,834     16,976,900

NET ASSETS:
Beginning Of Period                                                      3,026,807        130,559     17,431,180        454,280
                                                                      ------------   ------------   ------------   ------------
End Of Period                                                         $  6,548,011   $  3,026,807   $ 33,590,014   $ 17,431,180
                                                                      ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                      4,257,819        983,349     26,831,877      8,471,132
  Decrease For Surrendered Contracts                                      (362,464)      (171,942)    (3,153,710)      (256,355)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      2,271,145      2,431,917     13,780,622     15,748,208
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                 6,166,500      3,243,324     37,458,789     23,962,985
Accumulation Units At Beginning Of Period                                3,387,135        143,811     24,486,491        523,506
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                      9,553,635      3,387,135     61,945,280     24,486,491
                                                                      ============   ============   ============   ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                        382,229         95,315      4,044,032      1,729,506
  Decrease For Surrendered Contracts                                       (28,338)           (93)      (314,806)       (17,454)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        334,373         95,778      3,777,901      1,472,753
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                   688,264        191,000      7,507,127      3,184,805
Accumulation Units At Beginning Of Period                                  191,000             --      3,188,128          3,323
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                        879,264        191,000     10,695,255      3,188,128
                                                                      ============   ============   ============   ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        296,148         31,340        951,890        335,417
  Decrease For Surrendered Contracts                                        (6,648)           (65)       (26,520)       (10,892)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        340,471         80,228        504,767        349,482
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                   629,971        111,503      1,430,137        674,007
Accumulation Units At Beginning Of Period                                  111,771            268        674,432            425
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                        741,742        111,771      2,104,569        674,432
                                                                      ============   ============   ============   ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                             --             --             --             --
  Decrease For Surrendered Contracts                                            --             --             --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                             --             --             --             --
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                        --             --             --             --
Accumulation Units At Beginning Of Period                                       --             --             --             --
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                             --             --             --             --
                                                                      ============   ============   ============   ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)





                                                                                  SIT
                                                                            MID CAP GROWTH                   ARIEL
                                                                                 FUND                        FUND
                                                                      ---------------------------   ---------------------------
                                                                             DIVISION 67                   DIVISION 68
                                                                      ---------------------------   ---------------------------
                                                                        FOR THE        FOR THE        FOR THE        FOR THE
                                                                       YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         2002            2001           2002          2001
                                                                      ------------   ------------   ------------   ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $     (51,659)  $     (19,039)  $  (1,121,995)  $     (41,847)
  Net Realized Gains (Losses)                                             (386,602)       (161,443)      2,062,632         826,226
  Change In Unrealized Appreciation (Depreciation)
    During The Period                                                   (1,821,174)       (240,498)    (13,091,617)      2,942,822
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Net Assets From Operations                       (2,259,435)       (420,980)    (12,150,980)      3,727,201
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                      2,960,017       1,318,217      56,847,228      13,578,692
  Surrenders Of Accumulation Units By Terminations And Withdrawals        (355,978)       (750,916)     (6,538,418)       (885,815)
  Annuity Benefit Payments                                                      --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net               1,421,368       4,082,655      64,273,505      39,569,978
  Return Of Capital To VALIC                                                    --              --              --              --
  Capital Contributed By VALIC                                                  --              --              --              --
                                                                     -------------   -------------   -------------   -------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                                          4,025,407       4,649,956     114,582,315      52,262,855
                                                                     -------------   -------------   -------------   -------------
Total Increase (Decrease) In Net Assets                                  1,765,972       4,228,976     102,431,335      55,990,056

NET ASSETS:
Beginning Of Period                                                      4,464,459         235,483      56,167,556         177,500
                                                                     -------------   -------------   -------------   -------------
End Of Period                                                        $   6,230,431   $   4,464,459   $ 158,598,891   $  56,167,556
                                                                     =============   =============   =============   =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                      5,951,437       1,964,823      38,212,804       9,965,333
  Decrease For Surrendered Contracts                                      (714,806)       (820,316)     (5,110,235)       (480,353)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      2,423,367       5,987,760      40,247,135      29,904,844
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                 7,659,998       7,132,267      73,349,704      39,389,824
Accumulation Units At Beginning Of Period                                7,408,190         275,923      39,549,061         159,237
                                                                     -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                     15,068,188       7,408,190     112,898,765      39,549,061
                                                                     =============   =============   =============   =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                        690,896         229,781       3,735,769       1,055,363
  Decrease For Surrendered Contracts                                       (56,757)         (6,118)       (192,698)        (69,389)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        695,226         222,802       6,703,849       2,590,571
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                 1,329,365         446,465      10,246,920       3,576,545
Accumulation Units At Beginning Of Period                                  446,811             346       3,576,909             364
                                                                     -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                      1,776,176         446,811      13,823,829       3,576,909
                                                                     =============   =============   =============   =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        127,198          53,003       1,902,635         411,752
  Decrease For Surrendered Contracts                                       (18,292)           (133)        (81,929)        (10,520)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                         82,939          34,436       4,248,840       1,164,634
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                   191,845          87,306       6,069,546       1,565,866
Accumulation Units At Beginning Of Period                                   87,306              --       1,565,994             128
                                                                     -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                        279,151          87,306       7,635,540       1,565,994
                                                                     =============   =============   =============   =============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                             --              --              --              --
  Decrease For Surrendered Contracts                                            --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                             --              --              --              --
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                        --              --              --              --
Accumulation Units At Beginning Of Period                                       --              --              --              --
                                                                     -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                             --              --              --              --
                                                                     =============   =============   =============   =============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)



                                                                               ARIEL                       LOU HOLLAND
                                                                            APPRECIATION                      GROWTH
                                                                                FUND                           FUND
                                                                    -----------------------------   -----------------------------
                                                                              DIVISION 69                    DIVISION 70
                                                                    -----------------------------   -----------------------------
                                                                        FOR THE        FOR THE        FOR THE         FOR THE
                                                                       YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001           2002            2001
                                                                    -------------   -------------   -------------   -------------
OPERATIONS:
  Net Investment Income (Loss)                                      $  (1,605,502)  $    (176,367)  $     (77,447)  $     (16,132)
  Net Realized Gains (Losses)                                             143,376       1,637,915        (252,948)        155,696
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                 (25,277,709)      3,663,972      (1,824,265)       (125,699)
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Net Assets From Operations                     (26,739,835)      5,125,520      (2,154,660)         13,865
                                                                    -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    77,307,093      19,190,742       3,887,946         944,891
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (9,526,711)     (1,837,586)       (307,067)        (71,339)
  Annuity Benefit Payments                                                   (999)           (130)             --              --
  Amounts Transferred From (To) VALIC General Account, Net             69,440,211      68,539,543       5,377,179       2,805,255
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                    -------------   -------------   -------------   -------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                                       137,219,594      85,892,569       8,958,058       3,678,807
                                                                    -------------   -------------   -------------   -------------
Total Increase (Decrease) In Net Assets                               110,479,759      91,018,089       6,803,398       3,692,672

NET ASSETS:
Beginning Of Period                                                    91,227,673         209,584       3,838,492         145,820
                                                                    -------------   -------------   -------------   -------------
End Of Period                                                       $ 201,707,432   $  91,227,673   $  10,641,890   $   3,838,492
                                                                    =============   =============   =============   =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    56,879,130      14,624,606       4,331,503         885,045
  Decrease For Surrendered Contracts                                   (7,244,656)     (1,059,948)       (369,079)        (54,809)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    41,908,226      53,319,100       5,657,998       2,993,464
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                               91,542,700      66,883,758       9,620,422       3,823,700
Accumulation Units At Beginning Of Period                              67,080,699         196,941       3,980,579         156,879
                                                                    -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                   158,623,399      67,080,699      13,601,001       3,980,579
                                                                    =============   =============   =============   =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     4,461,933       1,279,907         345,620         187,527
  Decrease For Surrendered Contracts                                     (426,889)        (85,875)        (43,203)         (4,041)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     8,489,663       3,588,674         733,090         170,790
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                               12,524,707       4,782,706       1,035,507         354,276
Accumulation Units At Beginning Of Period                               4,782,738              32         354,300              24
                                                                    -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                    17,307,445       4,782,738       1,389,807         354,300
                                                                    =============   =============   =============   =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     2,853,777         541,051         230,382          10,925
  Decrease For Surrendered Contracts                                     (145,311)        (46,520)        (14,662)            (28)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     4,276,019       2,171,977         430,484          61,155
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                6,984,485       2,666,508         646,204          72,052
Accumulation Units At Beginning Of Period                               2,666,627             119          72,356             304
                                                                    -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                     9,651,112       2,666,627         718,560          72,356
                                                                    =============   =============   =============   =============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                    -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                    =============   =============   =============   =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)



                                                                           DREYFUS BASIC                  VALIC COMPANY I
                                                                       U.S. MORTGAGE SECURITIES          BLUE CHIP GROWTH
                                                                               FUND                           FUND
                                                                    -----------------------------   -----------------------------
                                                                             DIVISION 71                    DIVISION 72
                                                                    -----------------------------   -----------------------------
                                                                        FOR THE        FOR THE        FOR THE         FOR THE
                                                                       YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001           2002            2001
                                                                    -------------   -------------   -------------   -------------
OPERATIONS:
  Net Investment Income (Loss)                                      $  1,774,878   $    490,981   $   (153,050)  $    (88,002)
  Net Realized Gains (Losses)                                          1,818,344         40,726     (1,896,857)      (239,482)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                    303,774        (32,033)    (2,733,476)      (631,642)
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Net Assets From Operations                      3,896,996        499,674     (4,783,383)      (959,126)
                                                                    ------------   ------------   ------------   ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                   26,094,036      6,100,438      5,879,025      4,660,415
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (4,167,776)      (790,889)    (2,633,633)      (388,085)
  Annuity Benefit Payments                                                   (42)            --           (373)           (74)
  Amounts Transferred From (To) VALIC General Account, Net            44,919,167     17,177,682      1,383,787     11,542,264
  Return Of Capital To VALIC                                                  --             --             --             --
  Capital Contributed By VALIC                                                --             --             --             --
                                                                    ------------   ------------   ------------   ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                                       66,845,385     22,487,231      4,628,806     15,814,520
                                                                    ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                               70,742,381     22,986,905       (154,577)    14,855,394

NET ASSETS:
Beginning Of Period                                                   23,871,887        884,982     16,121,580      1,266,186
                                                                    ------------   ------------   ------------   ------------
End Of Period                                                       $ 94,614,268   $ 23,871,887   $ 15,967,003   $ 16,121,580
                                                                    ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                   21,506,878      4,529,182      7,242,672      5,027,147
  Decrease For Surrendered Contracts                                  (3,749,640)      (531,798)    (3,517,372)      (315,750)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                   32,615,753     14,831,939        738,236     12,390,186
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                              50,372,991     18,829,323      4,463,536     17,101,583
Accumulation Units At Beginning Of Period                             19,563,354        734,031     18,438,550      1,336,967
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                   69,936,345     19,563,354     22,902,086     18,438,550
                                                                    ============   ============   ============   ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                    1,484,026        568,608        552,499        477,373
  Decrease For Surrendered Contracts                                    (256,699)        (5,263)      (108,604)        (1,144)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    4,230,074        642,575        580,218        713,049
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                               5,457,401      1,205,920      1,024,113      1,189,278
Accumulation Units At Beginning Of Period                              1,327,963        122,043      1,191,852          2,574
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                    6,785,364      1,327,963      2,215,965      1,191,852
                                                                    ============   ============   ============   ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                      517,176        106,284        606,399        235,066
  Decrease For Surrendered Contracts                                     (70,516)        (1,494)      (161,294)       (10,672)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    1,645,477        658,991        609,174        500,691
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                               2,092,137        763,781      1,054,279        725,085
Accumulation Units At Beginning Of Period                                763,781             --        744,578         19,493
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                    2,855,918        763,781      1,798,857        744,578
                                                                    ============   ============   ============   ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                           --             --             --             --
  Decrease For Surrendered Contracts                                          --             --             --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                           --             --             --             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                      --             --             --             --
Accumulation Units At Beginning Of Period                                     --             --             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                           --             --             --             --
                                                                    ============   ============   ============   ============



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY I              VALIC COMPANY I
                                                                          HEALTH SCIENCES                  VALUE
                                                                               FUND                         FUND
                                                                    ---------------------------   ---------------------------
                                                                             DIVISION 73                DIVISION 74(1)
                                                                    ---------------------------   ---------------------------
                                                                       FOR THE        FOR THE        FOR THE         FOR THE
                                                                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                        2002           2001           2002            2001
                                                                    ------------   ------------   ------------   ------------
OPERATIONS:
  Net Investment Income (Loss)                                      $   (488,995)  $   (231,291)  $     45,692   $         --
  Net Realized Gains (Losses)                                         (1,602,982)      (158,446)      (149,871)            --
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                (14,680,809)     2,399,584     (2,093,608)            --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Net Assets From Operations                    (16,772,786)     2,009,847     (2,197,787)            --
                                                                    ------------   ------------   ------------   ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                   24,431,531     13,528,142        520,468             --
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (3,306,975)    (1,085,457)       (53,109)            --
  Annuity Benefit Payments                                                (2,927)        (2,281)            --             --
  Amounts Transferred From (To) VALIC General Account, Net             2,280,130     28,567,726      1,467,187             --
  Return Of Capital To VALIC                                                  --             --             --             --
  Capital Contributed By VALIC                                                --             --             --     10,000,000
                                                                    ------------   ------------   ------------   ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                                       23,401,759     41,008,130      1,934,546     10,000,000
                                                                    ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                                6,628,973     43,017,977       (263,241)    10,000,000

NET ASSETS:
Beginning Of Period                                                   46,515,405      3,497,428     10,000,000             --
                                                                    ------------   ------------   ------------   ------------
End Of Period                                                       $ 53,144,378   $ 46,515,405   $  9,736,759   $ 10,000,000
                                                                    ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                   27,430,684     13,447,645        507,261             --
  Decrease For Surrendered Contracts                                  (3,678,155)      (930,230)       (69,482)            --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    2,428,666     29,665,839      1,469,478             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                              26,181,195     42,183,254      1,907,257             --
Accumulation Units At Beginning Of Period                             45,582,144      3,398,890             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                   71,763,339     45,582,144      1,907,257             --
                                                                    ============   ============   ============   ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                    2,730,020      1,520,649         46,749             --
  Decrease For Surrendered Contracts                                    (418,793)      (106,197)            --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      371,921      2,968,791         77,018             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                               2,683,148      4,383,243        123,767             --
Accumulation Units At Beginning Of Period                              4,443,384         60,141             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                    7,126,532      4,443,384        123,767             --
                                                                    ============   ============   ============   ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                    1,338,974        582,448         31,342             --
  Decrease For Surrendered Contracts                                     (62,693)        (6,832)            --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      246,217        450,154         64,679             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                               1,522,498      1,025,770         96,020             --
Accumulation Units At Beginning Of Period                              1,062,608         36,838             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                    2,585,106      1,062,608         96,020             --
                                                                    ============   ============   ============   ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                           --             --             --             --
  Decrease For Surrendered Contracts                                          --             --             --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                           --             --             --             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                      --             --             --             --
Accumulation Units At Beginning Of Period                                     --             --             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                           --             --             --             --
                                                                    ============   ============   ============   ============

(1) Fund commenced operations on December 31, 2001.


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



NOTE A -- ORGANIZATION

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended. The distributor of the Separate Account contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC.

VALIC serves as the investment adviser to the VALIC Company I and II Series mutual funds. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of VALIC, serves as investment sub-advisers to certain underlying mutual funds of each series ("Funds"). Third-party portfolio managers manage the remaining Funds.

Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I. Effective January 1, 2002, North American Funds Variable Product Series II changed its name to VALIC Company II. Effective October 1, 2002, the Putnam Global Growth Fund changed its name to the Putnam Global Equity Fund. As of May 1, 2002, the Dreyfus BASIC GNMA Fund changed its name to the Dreyfus BASIC U.S. Mortgage Securities Fund.

The Separate Account is comprised of seventy sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

VALIC Company I

       Capital Conservation Fund (Division 1 and 7)
       Money Market I Fund (Division 2 and 6)
       Mid Cap Index Fund (Division 4)
       Asset Allocation Fund (Division 5)
       Government Securities Fund (Division 8)
       Stock Index Fund (Divisions 10A, B, C, and D)
       International Equities Fund (Division 11)
       Social Awareness Fund (Division 12)
       International Government Bond Fund (Division 13)
       Small Cap Index Fund (Division 14)
       Core Equity Fund (Division 15)
       Growth & Income Fund (Division 16)
       Science & Technology Fund (Division 17)
       Small Cap Fund (Division 18)
       International Growth I Fund (Division 20)
       Income & Growth Fund (Division 21)
       Large Cap Growth Fund (Division 30)
       Opportunities Fund (Division 45)
       Nasdaq-100(R) Index Fund (Division 46)
       Blue Chip Growth Fund (Division 72)
       Health Sciences Fund (Division 73)
       Value Fund (Division 74)

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE A -- ORGANIZATION (CONTINUED)

VALIC Company II

       International Growth II Fund (Division 33)
       Small Cap Growth Fund (Division 35)
       Small Cap Value Fund (Division 36)
       Mid Cap Growth Fund (Division 37)
       Mid Cap Value Fund (Division 38)
       Capital Appreciation Fund (Division 39)
       Large Cap Value Fund (Division 40)
       Socially Responsible Fund (Division 41)
       Money Market II Fund (Division 44)
       Aggressive Growth Lifestyle Fund (Division 48)
       Moderate Growth Lifestyle Fund (Division 49)
       Conservative Growth Lifestyle Fund (Division 50)
       Core Bond Fund (Division 58)
       Strategic Bond Fund (Division 59)
       High Yield Bond Fund (Division 60)

Other Funds

     Templeton Global Asset Allocation Fund (Division 19)
     Vanguard Long-Term Corporate Fund (Division 22)
     Vanguard Long-Term Treasury Fund (Division 23)
     Vanguard Windsor II Fund (Division 24)
     Vanguard Wellington Fund (Division 25)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)
     Putnam Global Equity Fund (Division 28)
     American Century Ultra Fund (Division 31)
     Templeton Foreign Fund (Division 32)
     Janus Adviser Worldwide Fund (Division 47)
     Vanguard LifeStrategy Growth Fund (Division 52)
     Vanguard LifeStrategy Moderate Growth Fund (Division 53)
     Vanguard LifeStrategy Conservative Growth Fund (Division 54)
     Evergreen Small Cap Value Fund  (Division 55)
     Evergreen Growth & Income Fund  (Division 56)
     Evergreen Value Fund  (Division 57)
     Janus Fund (Division 61)
     INVESCO Growth Fund (Division 62)
     Credit Suisse Small Cap Growth Fund (Division 63)
     MSIF Trust Mid Cap Growth Portfolio (Division 64)
     Evergreen Special Equity Fund (Division 65)
     SIT Small Cap Growth Fund (Division 66)
     SIT Mid Cap Growth Fund (Division 67)
     Ariel Fund (Division 68)
     Ariel Appreciation Fund (Division 69)
     Lou Holland Growth Fund (Division 70)
     Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE A -- ORGANIZATION (CONTINUED)

Division 74 became available to contract owners of the Separate Account effective December 31, 2001.

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the seventy divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain items have been reclassified to conform to the current period's presentation. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from these estimates.

INVESTMENT VALUATION. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

RESERVES FOR ANNUITY CONTRACTS ON BENEFIT. For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

Annuity reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

NOTE C -- FEDERAL INCOME TAXES

VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE C -- FEDERAL INCOME TAXES (CONTINUED)

Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

NOTE D -- SEPARATE ACCOUNT CHARGES AND EXPENSES

The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The mortality and expense risk fee is to compensate VALIC for assuming mortality and expense risks. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period, no matter how long that might be. The expense risk is VALIC's obligation to cover the cost of issuing and administering each annuity contract, no matter how large the cost may be. The distribution and administrative fee includes the expense of administering and marketing the annuity contracts. The standard charge, based on the daily average net assets of each division, is assessed daily based on the following annual rates:

DIVISIONS                                                                                  STANDARD CHARGE
----------------------------------------------------------------------------------------------------------------------------------
10B                                                                                        0.85% on the first $10 million
                                                                                           0.425% on the next $90 million
                                                                                           0.21% on the excess over $100 million
----------------------------------------------------------------------------------------------------------------------------------
1, 2, 4 through 8,                                                                         1.00%
10A, 10C and 10D,
11 through 18,
20, 21, 30, 72, 73 and 74
33, 35 through 41, 44 through 46,
48 through 50,
58 through 60
----------------------------------------------------------------------------------------------------------------------------------
19, 22 through 28,                                                                         1.25%
31, 32 and 47,
52 through 57,
61 through 71

Certain of the Funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their Funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account's charge to the corresponding division by the amount of the reimbursement. The expense reduction is credited based on the following annual rates:

DIVISIONS                                                                                  EXPENSE REDUCTION
----------------------------------------------------------------------------------------------------------------------------------
22 and 23,                                                                                 0.25%
26 through 28,
32 through 33,
35 through 41, 44,
47 through 50,
55 through 71
31                                                                                         0.21%
----------------------------------------------------------------------------------------------------------------------------------

Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE D -- SEPARATE ACCOUNT CHARGES AND EXPENSES (CONTINUED)

Expenses of the Separate Account's Divisions 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

DIVISIONS                                                                                  EXPENSE LIMITATIONS
----------------------------------------------------------------------------------------------------------------------------------
10A                                                                                        1.4157% on the first $359,065,787
                                                                                           1.36% on the next $40,934,213
                                                                                           1.32% on the excess over $400 million
----------------------------------------------------------------------------------------------------------------------------------
10B                                                                                        0.6966% on the first $25,434,267
                                                                                           0.50% on the next $74,565,733
                                                                                           0.25% on the excess over $100 million
----------------------------------------------------------------------------------------------------------------------------------

A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance fee is to reimburse VALIC for administrative expenses for maintaining the Divisions. Maintenance charges assessed totaled $7,764,088 and $7,314,203 for the years ended December 31, 2002 and 2001, respectively.

VALIC received surrender charges of $7,488,002 and $7,155,392 for the years ended December 31, 2002 and 2001, respectively. In addition, VALIC received $6,622 and $427 for the year ended December 31, 2002, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $28,891 and $1,523 for the year ended December 31, 2001, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, 58 through 60, and 74 are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

VALIC redeemed $9,798,667 on April 30, 2001 from the VALIC Company II
Funds. The redemption had a cost basis of $8,762,331 which resulted in a net gain of $1,036,336 to VALIC.

VALIC purchased $10,000,000 in the VALIC Company I Funds on December 31, 2001.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE E -- SECURITY PURCHASES AND SALES

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investments were:

           UNDERLYING FUND                                       DIVISION         PURCHASES             SALES
           ---------------                                       --------         ---------             -----
VALIC Company I Capital Conservation Fund                           1 & 7      $   26,208,058     $   (18,246,635)
VALIC Company I Money Market I Fund                                 2 & 6         423,720,322        (447,595,882)
VALIC Company I Mid Cap Index Fund                                    4           423,924,932        (312,556,284)
VALIC Company I Asset Allocation Fund                                 5            41,092,148         (57,327,047)
VALIC Company I Government Securities Fund                            8            74,120,230         (29,040,568)
VALIC Company I Stock Index Fund                                10A, B, C, D      401,405,579        (443,131,939)
VALIC Company I International Equities Fund                          11           258,567,649        (262,209,102)
VALIC Company I Social Awareness Fund                                12           152,211,897        (174,800,444)
VALIC Company I International Government Bond Fund                   13            39,214,217         (28,747,039)
VALIC Company I Small Cap Index Fund                                 14           159,837,258        (135,573,303)
VALIC Company I Core Equity Fund                                     15           394,533,289        (471,248,688)
VALIC Company I Growth & Income Fund                                 16            86,519,794        (107,057,342)
VALIC Company I Science & Technology Fund                            17         2,181,991,357      (2,193,608,141)
VALIC Company I Small Cap Fund                                       18           216,296,492        (262,887,534)
Templeton Global Asset Allocation Fund                               19            87,336,184         (97,739,074)
VALIC Company I International Growth I Fund                          20           241,084,618        (276,463,036)
VALIC Company I Income & Growth Fund                                 21            80,990,851         (92,890,368)
Vanguard LT Corporate Fund                                           22            52,395,214         (16,487,860)
Vanguard LT Treasury Fund                                            23           105,147,466         (27,934,127)
Vanguard Windsor II Fund                                             24           363,686,297        (285,910,499)
Vanguard Wellington Fund                                             25           258,765,985        (163,386,528)
Putnam New Opportunities Fund                                        26           675,564,352        (693,516,123)
Putnam OTC & Emerging Growth Fund                                    27           360,148,813        (358,344,455)
Putnam Global Equity Fund                                            28           374,963,130        (386,060,626)
VALIC Company I Large Cap Growth Fund                                30           367,112,121        (401,898,604)
American Century Ultra Fund                                          31           572,105,747        (550,167,732)
Templeton Foreign Fund                                               32           145,436,396        (126,146,248)
VALIC Company II International Growth II Fund                        33            28,301,429         (23,658,502)
VALIC Company II Small Cap Growth Fund                               35            22,670,072         (17,417,847)
VALIC Company II Small Cap Value Fund                                36            38,269,472         (16,540,917)
VALIC Company II Mid Cap Growth Fund                                 37            22,363,936         (13,704,668)
VALIC Company II Mid Cap Value Fund                                  38            51,285,795         (20,200,077)
VALIC Company II Capital Appreciation Fund                           39            10,097,797          (8,999,552)
VALIC Company II Large Cap Value Fund                                40            13,555,405          (3,598,769)
VALIC Company II Socially Responsible Fund                           41             3,442,950          (2,698,208)
VALIC Company II Money Market II Fund                                44           101,541,929         (84,028,442)
VALIC Company I Opportunities Fund                                   45             1,486,717          (1,142,916)
VALIC Company I Nasdaq-100(R) Index Fund                             46            40,717,654         (26,509,294)
Janus Adviser Worldwide Fund                                         47            23,035,066         (14,033,437)
VALIC Company II Aggressive Growth Lifestyle Fund                    48            10,567,226          (6,927,400)
VALIC Company II Moderate Growth Lifestyle Fund                      49            14,854,858          (9,834,681)
VALIC Company II Conservative Growth Lifestyle Fund                  50             6,171,627          (4,804,872)
Vanguard Lifestrategy Growth Fund                                    52            28,718,038         (14,548,822)
Vanguard Lifestrategy Moderate Growth Fund                           53            31,457,812         (12,653,712)
Vanguard Lifestrategy Conservative Growth Fund                       54            10,687,729          (3,848,171)
Evergreen Small Cap Value Fund                                       55            91,330,641         (26,054,597)
Evergreen Growth & Income Fund                                       56             4,123,616          (1,660,696)
Evergreen Value Fund - Class A                                       57             7,821,185          (4,608,331)
VALIC Company II Core Bond Fund                                      58            13,765,104          (3,198,938)

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE E -- SECURITY PURCHASES AND SALES (CONTINUED)

           UNDERLYING FUND                                DIVISION     PURCHASES             SALES
           ---------------                                --------  ---------------      ---------------
VALIC Company II Strategic Bond Fund                         59     $    14,822,610      $    (5,869,085)
VALIC Company II High Yield Bond Fund                        60          10,589,945           (5,678,412)
Janus Fund                                                   61          32,335,573          (22,396,354)
INVESCO Growth Fund                                          62          11,005,033           (9,360,000)
Credit Suisse Small Cap Growth Fund                          63          14,954,244           (6,145,239)
MSIF Trust Mid Cap Growth Portfolio                          64          15,105,186           (7,057,115)
Evergreen Special Equity Fund                                65           7,080,608           (1,966,201)
Sit Small Cap Growth Fund                                    66          34,441,530          (10,730,128)
Sit Mid Cap Growth Fund                                      67           7,002,520           (3,032,914)
Ariel Fund                                                   68         132,459,952          (16,719,726)
Ariel Appreciation Fund                                      69         162,919,110          (26,675,656)
Lou Holland Growth Fund                                      70          11,956,508           (3,087,676)
Dreyfus BASIC U.S. Mortgage Securities Fund                  71          80,784,290          (10,366,031)
VALIC Company I Blue Chip Growth Fund                        72          14,324,724           (9,868,229)
VALIC Company I Health Sciences Fund                         73          42,065,374          (19,112,267)
VALIC Company I Value Fund                                   74           3,963,340           (1,957,971)

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE F -- FINANCIAL HIGHLIGHTS

Following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying mutual funds, total return and net investment income ratios as of and for the year ended December 31, 2002.


                                                                                   AT DECEMBER 31, 2002
                                                                    ---------------------------------------------------------------
                                                                         UNITS                UNIT VALUE           AVG NET ASSETS
UNDERLYING FUND                                           DIVISION       (000S)            LOWEST TO HIGHEST           (000S)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                     1              993     $       4.57                   $      4,292
VALIC Company I Money Market I Fund                           2            1,288             2.76                          3,886
VALIC Company I Mid Cap Index Fund                            4          169,912             0.80  to      5.90          996,421
VALIC Company I Asset Allocation Fund                         5           45,224             3.43  to      3.70          172,207
VALIC Company I Money Market I Fund                           6          239,738             1.01  to      2.09          477,816
VALIC Company I Capital Conservation Fund                     7           29,869             2.56  to      2.74           69,109
VALIC Company I Government Securities Fund                    8           62,366             2.66  to      2.85          131,233
VALIC Company I Stock Index Fund                            10A           13,677            16.08                        283,832
VALIC Company I Stock Index Fund                            10B              690            26.39                         23,176
VALIC Company I Stock Index Fund                            10C          814,587             0.66  to      3.63        3,218,554
VALIC Company I Stock Index Fund                            10D            3,940             6.05                         28,324
VALIC Company I International Equities Fund                  11           78,954             0.95  to      1.00           84,752
VALIC Company I Social Awareness Fund                        12          121,648             0.66  to      2.75          378,702
VALIC Company I International Government Bond Fund           13           73,861             1.73  to      1.81          108,223
VALIC Company I Small Cap Index Fund                         14          109,676             0.75  to      1.99          226,337
VALIC Company I Core Equity Fund                             15          339,145             1.55  to      1.60          629,299
VALIC Company I Growth & Income Fund                         16           93,866             0.69  to      1.69          185,496
VALIC Company I Science & Technology Fund                    17          654,031             0.34  to      1.49        1,168,544
VALIC Company I Small Cap Fund                               18          310,040             1.59  to      1.66          588,767
Templeton Global Asset Allocation Fund                       19          128,200             1.72  to      1.82          236,355
VALIC Company I International Growth I Fund                  20          288,450             1.16  to      1.21          394,594
VALIC Company I Income & Growth Fund                         21          166,167             1.11  to      1.18          214,063
Vanguard LT Corporate Fund                                   22          106,615             1.59  to      1.73          144,556
Vanguard LT Treasury Fund                                    23          199,173             1.68  to      1.80          267,603
Vanguard Windsor II Fund                                     24          542,194             1.42  to      1.51          836,093
Vanguard Wellington Fund                                     25          443,418             1.58  to      1.71          702,977
Putnam New Opportunities Fund                                26          636,710             0.47  to      0.87          633,606
Putnam OTC & Emerging Growth Fund                            27          411,134             0.38  to      0.44          204,178
Putnam Global Equity Fund                                    28          338,386             0.58  to      0.98          353,447
VALIC Company I Large Cap Growth Fund                        30          451,370             0.86  to      0.91          479,302
American Century Ultra Fund                                  31          663,903             0.63  to      1.31          909,750
Templeton Foreign Fund                                       32          256,119             1.16  to      1.24          313,014
VALIC Company II International Growth II Fund                33           12,981             0.90  to      0.91           16,756
VALIC Company II Small Cap Growth Fund                       35           21,283             0.51  to      0.91           23,242
VALIC Company II Small Cap Value Fund                        36           29,222             1.21  to      1.23           39,413
VALIC Company II Mid Cap Growth Fund                         37           33,996             0.68  to      0.69           25,593


                                                                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                                  ---------------------------------------------------------------------------------
                                                         INVESTMENT INCOME        EXPENSE RATIO TO                TOTAL RETURN
UNDERLYING FUND                                      RATIO TO AVG NET ASSETS *    AVG NET ASSETS **             LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                      4.61%                   1.00%                 7.85%
VALIC Company I Money Market I Fund                            1.24%                   1.00%                 0.24%
VALIC Company I Mid Cap Index Fund                             0.66%                   0.98%                (16.14)%  to  (15.41)%
VALIC Company I Asset Allocation Fund                          2.51%                   0.99%                (10.26)%  to   (9.90)%
VALIC Company I Money Market I Fund                            1.24%                   0.96%                 (0.22)%  to    0.64%
VALIC Company I Capital Conservation Fund                      4.57%                   0.99%                  7.85%   to    8.28%
VALIC Company I Government Securities Fund                     4.06%                   0.98%                 10.92%   to   11.36%
VALIC Company I Stock Index Fund                               1.14%                   1.00%                (23.21)%
VALIC Company I Stock Index Fund                               1.14%                   0.29%                (22.66)%
VALIC Company I Stock Index Fund                               1.15%                   0.98%                (23.56)%  to  (22.90)%
VALIC Company I Stock Index Fund                               1.15%                   1.01%                (23.21)%
VALIC Company I International Equities Fund                    0.33%                   0.99%                (19.60)%  to  (19.28)%
VALIC Company I Social Awareness Fund                          0.79%                   0.98%                (24.55)%  to  (23.90)%
VALIC Company I International Government Bond Fund             None                    0.98%                 16.22%   to   16.68%
VALIC Company I Small Cap Index Fund                           0.95%                   0.98%                (21.97)%  to  (21.29)%
VALIC Company I Core Equity Fund                               0.84%                   0.99%                (22.91)%  to  (22.60)%
VALIC Company I Growth & Income Fund                           0.68%                   0.99%                (22.66)%  to  (21.99)%
VALIC Company I Science & Technology Fund                      None                    0.98%                (41.08)%  to  (40.57)%
VALIC Company I Small Cap Fund                                 None                    0.96%                (24.15)%  to  (23.84)%
Templeton Global Asset Allocation Fund                         1.96%                   1.19%                 (5.36)%  to   (4.98)%
VALIC Company I International Growth I Fund                    0.98%                   0.97%                (19.10)%  to  (18.77)%
VALIC Company I Income & Growth Fund                           1.10%                   0.96%                (20.38)%  to  (20.06)%
Vanguard LT Corporate Fund                                     6.27%                   1.20%                 12.10%   to   12.55%
Vanguard LT Treasury Fund                                      5.22%                   1.22%                 15.51%   to   15.98%
Vanguard Windsor II Fund                                       2.22%                   1.21%                (17.90)%  to  (17.57)%
Vanguard Wellington Fund                                       3.28%                   1.20%                 (8.05)%  to   (7.69)%
Putnam New Opportunities Fund                                  None                    1.20%                (31.63)%  to  (31.04)%
Putnam OTC & Emerging Growth Fund                              None                    1.23%                (33.78)%  to  (33.20)%
Putnam Global Equity Fund                                      0.25%                   1.21%                (20.31)%  to  (19.59)%
VALIC Company I Large Cap Growth Fund                          0.04%                   0.95%                (28.84)%  to  (28.56)%
American Century Ultra Fund                                    0.26%                   1.19%                (24.26)%  to  (23.61)%
Templeton Foreign Fund                                         1.55%                   1.23%                 (9.55)%  to   (9.19)%
VALIC Company II International Growth II Fund                  0.39%                   0.56%                (18.02)%  to  (17.70)%
VALIC Company II Small Cap Growth Fund                         None                    0.68%                (33.76)%  to  (33.02)%
VALIC Company II Small Cap Value Fund                          1.06%                   0.82%                (13.13)%  to  (12.78)%
VALIC Company II Mid Cap Growth Fund                           None                    0.84%                (30.75)%  to  (30.48)%

* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE F -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31, 2002
                                                                   ----------------------------------------------------------------
                                                                         UNITS           UNIT VALUE              AVG NET ASSETS
UNDERLYING FUND                                           DIVISION       (000S)      LOWEST TO HIGHEST               (000S)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company II Mid Cap Value Fund                        38            50,596        1.62 to 1.65                83,545
VALIC Company II Capital Appreciation Fund                 39            21,008        0.53 to 0.70                18,424
VALIC Company II Large Cap Value Fund                      40            15,435        1.16 to 1.18                16,776
VALIC Company II Socially Responsible Fund                 41             6,483        0.90 to 0.91                10,856
VALIC Company II Money Market II Fund                      44            67,414        1.15 to 1.17                67,457
VALIC Company I Opportunities Fund                         45             2,641        0.38 to 0.39                 1,018
VALIC Company I Nasdaq-100(R) Index Fund                   46            85,840        0.29 to 0.30                22,196
Janus Adviser Worldwide Fund                               47            60,112        0.52 to 0.58                32,581
VALIC Company II Aggressive Growth Lifestyle Fund          48            15,605        0.70 to 1.02                21,130
VALIC Company II Moderate Growth Lifestyle Fund            49            26,169        0.82 to 1.17                35,475
VALIC Company II Conservative Growth Lifestyle Fund        50            11,160        0.90 to 1.25                19,502
Vanguard Lifestrategy Growth Fund                          52            56,500        0.95 to 0.96                51,638
Vanguard Lifestrategy Moderate Growth Fund                 53            66,576        1.02 to 1.04                63,609
Vanguard Lifestrategy Conservative Growth Fund             54            18,622        1.08 to 1.10                17,451
Evergreen Small Cap Value Fund                             55            81,612        1.16 to 1.18                85,039
Evergreen Growth & Income Fund                             56             5,506        0.73 to 0.74                 3,378
Evergreen Value Fund - Class A                             57            10,654        0.87 to 0.88                 8,754
VALIC Company II Core Bond Fund                            58            14,616        1.12 to 1.27                16,882
VALIC Company II Strategic Bond Fund                       59            15,765        1.09 to 1.30                22,407
VALIC Company II High Yield Bond Fund                      60            12,604        1.03 to 1.05                16,063
Janus Fund                                                 61            87,485        0.45 to 0.45                41,287
INVESCO Growth Fund                                        62            33,728        0.21 to 0.21                 8,146
Credit Suisse Small Cap Growth Fund                        63            26,068        0.53 to 0.54                11,501
MSIF Trust Mid Cap Growth Portfolio                        64            36,766        0.41 to 0.41                13,180
Evergreen Special Equity Fund                              65            11,175        0.58 to 0.59                 5,039
SIT Small Cap Growth Fund                                  66            74,745        0.45 to 0.45                26,090
SIT Mid Cap Growth Fund                                    67            17,124        0.36 to 0.37                 5,294
Ariel Fund                                                 68           134,358        1.18 to 1.19               117,091
Ariel Appreciation Fund                                    69           185,582        1.09 to 1.10               166,704
Lou Holland Growth Fund                                    70            15,709        0.68 to 0.68                 8,016
Dreyfus BASIC U.S. Mortgage Securities Fund                71            79,578        1.19 to 1.20                55,679
VALIC Company I Blue Chip Growth Fund                      72            26,917        0.59 to 0.60                15,834
VALIC Company I Health Sciences Fund                       73            81,475        0.65 to 0.66                50,292
VALIC Company I Value Fund                                 74             2,127        0.80 to 0.80                 9,874



                                                                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                                  ---------------------------------------------------------------------------------
                                                         INVESTMENT INCOME        EXPENSE RATIO TO               TOTAL RETURN
UNDERLYING FUND                                      RATIO TO AVG NET ASSETS *    AVG NET ASSETS **           LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company II Mid Cap Value Fund                          0.24%                   0.88%                   (14.60)% to  (14.26)%
VALIC Company II Capital Appreciation Fund                   None                    0.64%                   (31.74)% to  (30.98)%
VALIC Company II Large Cap Value Fund                        1.08%                   0.77%                   (12.65)% to  (12.30)%
VALIC Company II Socially Responsible Fund                   0.82%                   0.44%                   (23.95)% to  (23.64)%
VALIC Company II Money Market II Fund                        1.24%                   0.91%                     0.51%  to    0.91%
VALIC Company I Opportunities Fund                           None                    0.98%                   (30.70)% to  (30.42)%
VALIC Company I Nasdaq-100(R) Index Fund                     None                    0.97%                   (38.87)% to  (38.63)%
Janus Adviser Worldwide Fund                                 0.39%                   1.22%                   (27.08)% to  (26.44)%
VALIC Company II Aggressive Growth Lifestyle Fund            0.70%                   0.67%                   (19.65)% to  (18.75)%
VALIC Company II Moderate Growth Lifestyle Fund              2.11%                   0.72%                   (11.71)% to  (10.73)%
VALIC Company II Conservative Growth Lifestyle Fund          1.30%                   0.62%                    (6.41)% to   (5.37)%
Vanguard Lifestrategy Growth Fund                            2.17%                   1.00%                   (16.88)% to  (16.55)%
Vanguard Lifestrategy Moderate Growth Fund                   3.06%                   0.97%                   (11.44)% to  (11.08)%
Vanguard Lifestrategy Conservative Growth Fund               3.85%                   1.08%                    (6.54)% to   (6.17)%
Evergreen Small Cap Equity Income Fund                       None                    1.21%                   (14.74)% to  (14.40)%
Evergreen Growth & Income Fund                               0.33%                   1.21%                   (17.80)% to  (17.47)%
Evergreen Value Fund - Class A                               0.63%                   1.22%                   (19.73)% to  (19.40)%
VALIC Company II Core Bond Fund                              5.11%                   0.61%                     7.30%  to    8.49%
VALIC Company II Strategic Bond Fund                         6.85%                   0.72%                     5.06%  to    6.23%
VALIC Company II High Yield Bond Fund                        9.96%                   0.67%                    (2.56)% to   (2.16)%
Janus Fund                                                   None                    1.21%                   (28.28)% to  (28.00)%
INVESCO Growth Fund                                          None                    1.22%                   (41.74)% to  (41.51)%
Credit Suisse Small Cap Growth Fund                          None                    1.22%                   (31.47)% to  (31.20)%
Morgan Stanley IFT Mid Cap Growth Portfolio                  None                    1.21%                   (31.70)% to  (31.42)%
Evergreen Special Equity Fund                                None                    1.21%                   (28.26)% to  (27.97)%
SIT Small Cap Growth Fund                                    None                    1.21%                   (26.96)% to  (26.66)%
SIT Mid Cap Growth Fund                                      None                    1.23%                   (35.29)% to  (35.03)%
Ariel Fund                                                   None                    1.21%                    (6.13)% to   (5.75)%
Ariel Appreciation Fund                                      None                    1.21%                   (11.25)% to  (10.90)%
Lou Holland Growth Fund                                      None                    1.21%                   (22.26)% to  (21.95)%
Dreyfus BASIC U.S. Mortgage Securities Fund                  4.16%                   1.22%                     7.79%  to    8.22%
VALIC Company I Blue Chip Growth Fund                        None                    0.97%                   (25.07)% to  (24.76)%
VALIC Company I Health Sciences Fund                         None                    0.97%                   (28.36)% to  (28.07)%
VALIC Company I Value Fund                                   0.56%                   0.09%                   (20.37)%     (20.05)%


* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)




NOTE F -- FINANCIAL HIGHLIGHTS (CONTINUED)

Following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying mutual funds, total return and net investment income ratios as of and for the year ended December 31, 2001.

                                                                                   AT DECEMBER 31, 2001
                                                                    ---------------------------------------------------------------
                                                                      UNITS                UNIT VALUE           AVG NET ASSETS
UNDERLYING FUND                                          DIVISION     (000S)            LOWEST TO HIGHEST           (000S)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                   1              1,005    $     4.24                   $    3,697
VALIC Company I Money Market I Fund                         2              1,387          2.76                        3,836
VALIC Company I Mid Cap Index Fund                          4            157,447          6.48 to  6.98             964,626
VALIC Company I Asset Allocation Fund                       5             50,638          3.82 to  4.10             202,530
VALIC Company I Money Market I Fund                         6            252,996          1.95 to  2.07             496,457
VALIC Company I Capital Conservation Fund                   7             27,771          2.37 to  2.53              57,351
VALIC Company I Government Securities Fund                  8             47,059          2.40 to  2.56             103,048
VALIC Company I Stock Index Fund                          10A             16,451          20.94                     366,086
VALIC Company I Stock Index Fund                          10B                795          34.12                      29,227
VALIC Company I Stock Index Fund                          10C            837,844          4.44 to  4.70           3,877,954
VALIC Company I Stock Index Fund                          10D              4,448          7.88                       36,510
VALIC Company I International Equities Fund                11             79,743          1.18 to  1.24             106,660
VALIC Company I Social Awareness Fund                      12            132,243          3.44 to  3.61             470,161
VALIC Company I International Government Bond Fund         13             67,430          1.49 to  1.55             102,877
VALIC Company I Small Cap Index Fund                       14             98,908          2.44 to  2.53             224,691
VALIC Company I Core Equity Fund                           15            384,498          2.01 to  2.07             836,811
VALIC Company I Growth & Income Fund                       16            105,129          2.10 to  2.17             232,862
VALIC Company I Science & Technology Fund                  17            658,930          2.43 to  2.50           1,862,188
VALIC Company I Small Cap Fund                             18            333,551          2.09 to  2.18             679,183
Templeton Global Asset Allocation Fund                     19            135,238          1.82 to  1.91             261,516
VALIC Company I International Growth I Fund                20            315,524          1.44 to  1.49             515,807
VALIC Company I Income & Growth Fund                       21            177,169          1.39 to  1.48             247,537
Vanguard LT Corporate Fund                                 22             88,047          1.42 to  1.53              99,817
Vanguard LT Treasury Fund                                  23            162,139          1.46 to  1.55             219,206
Vanguard Windsor II Fund                                   24            502,582          1.72 to  1.84             820,815
Vanguard Wellington Fund                                   25            396,605          1.72 to  1.86             623,684
Putnam New Opportunities Fund                              26            653,563          1.20 to  1.25             842,766
Putnam OTC & Emerging Growth Fund                          27            405,868          0.62 to  0.66             277,972
Putnam Global Equity Fund                                  28            348,034          1.19 to  1.27             447,155
VALIC Company I Large Cap Growth Fund                      30            484,221          1.20 to  1.28             609,174
American Century Ultra Fund                                31            646,797          1.58 to  1.71           1,008,698
Templeton Foreign Fund                                     32            242,449          1.28 to  1.36             310,318
VALIC Company II International Growth II Fund              33              8,190          1.09 to  1.11              15,330
VALIC Company II Small Cap Growth Fund                     35             16,049          1.35 to  1.36              22,225
VALIC Company II Small Cap Value Fund                      36             15,708          1.39 to  1.41              19,951
VALIC Company II Mid Cap Growth Fund                       37             23,173          0.98 to  0.99              19,204



                                                                        FOR THE YEAR ENDED DECEMBER 31, 2001
                                                  ---------------------------------------------------------------------------------
                                                         INVESTMENT INCOME        EXPENSE RATIO TO               TOTAL RETURN
UNDERLYING FUND                                      RATIO TO AVG NET ASSETS *    AVG NET ASSETS **           LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                        6.92%                 1.24%                  6.70%
VALIC Company I Money Market I Fund                              4.30%                 1.17%                  2.65%
VALIC Company I Mid Cap Index Fund                               0.78%                 0.99%                 (1.93)%  to   (1.54)%
VALIC Company I Asset Allocation Fund                            2.89%                 1.00%                 (5.17)%  to   (4.79)%
VALIC Company I Money Market I Fund                              3.61%                 0.98%                  2.65%   to    3.06%
VALIC Company I Capital Conservation Fund                        5.59%                 0.98%                  6.70%   to    7.13%
VALIC Company I Government Securities Fund                       5.07%                 0.99%                  5.71%   to    6.14%
VALIC Company I Stock Index Fund                                 1.03%                 1.08%                (13.08)%
VALIC Company I Stock Index Fund                                 1.00%                 0.15%                (12.25)%
VALIC Company I Stock Index Fund                                 0.95%                 0.98%                (13.08)%  to  (12.73)%
VALIC Company I Stock Index Fund                                 1.02%                 1.07%                (13.08)%
VALIC Company I International Equities Fund                      2.19%                 1.00%                (22.75)%  to  (22.44)%
VALIC Company I Social Awareness Fund                            0.79%                 0.99%                (12.27)%  to  (11.91)%
VALIC Company I International Government Bond Fund                None                 0.99%                 (2.86)%  to   (2.47)%
VALIC Company I Small Cap Index Fund                             1.19%                 0.99%                  0.98%   to    1.39%
VALIC Company I Core Equity Fund                                 0.45%                 1.00%                (16.12)%  to  (15.78)%
VALIC Company I Growth & Income Fund                             0.68%                 1.00%                (10.98)%  to  (10.62)%
VALIC Company I Science & Technology Fund                         None                 1.00%                (41.77)%  to  (41.53)%
VALIC Company I Small Cap Fund                                    None                 0.97%                 (5.96)%  to   (5.58)%
Templeton Global Asset Allocation Fund                           1.44%                 1.20%                (10.85)%  to  (10.49)%
VALIC Company I International Growth I Fund                      0.65%                 0.98%                (26.77)%  to  (26.48)%
VALIC Company I Income & Growth Fund                             0.89%                 0.98%                 (9.28)%  to   (8.92)%
Vanguard LT Corporate Fund                                       6.52%                 0.95%                  8.53%   to    8.96%
Vanguard LT Treasury Fund                                        5.57%                 0.98%                  3.31%   to    3.73%
Vanguard Windsor II Fund                                         2.13%                 1.22%                 (4.61)%  to   (4.22)%
Vanguard Wellington Fund                                         3.40%                 1.22%                  2.88%   to    3.30%
Putnam New Opportunities Fund                                     None                 0.97%                (30.80)%  to  (30.51)%
Putnam OTC & Emerging Growth Fund                                 None                 0.99%                (46.66)%  to  (46.45)%
Putnam Global Equity Fund                                         None                 0.97%                (30.52)%  to  (30.24)%
VALIC Company I Large Cap Growth Fund                             None                 0.96%                (23.96)%  to  (23.65)%
American Century Ultra Fund                                       None                 1.00%                (15.48)%  to  (15.14)%
Templeton Foreign Fund                                           2.64%                 0.99%                 (8.84)%  to   (8.48)%
VALIC Company II International Growth II Fund                    0.16%                 0.37%                (19.56)%  to  (19.24)%
VALIC Company II Small Cap Growth Fund                            None                 0.42%                (24.38)%  to  (24.07)%
VALIC Company II Small Cap Value Fund                            1.03%                 0.56%                  6.30%   to    6.73%
VALIC Company II Mid Cap Growth Fund                             0.05%                 0.57%                (30.98)%  to  (30.70)%

* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE F -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31, 2001
                                                                    ---------------------------------------------------------------
                                                                      UNITS                UNIT VALUE           AVG NET ASSETS
UNDERLYING FUND                                          DIVISION     (000S)            LOWEST TO HIGHEST           (000S)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company II Mid Cap Value Fund                        38         34,207             1.90 to 1.92                50,959
VALIC Company II Capital Appreciation Fund                 39         19,682             1.00 to 1.01                21,284
VALIC Company II Large Cap Value Fund                      40          7,589             1.33 to 1.35                 9,016
VALIC Company II Socially Responsible Fund                 41          5,839             1.18 to 1.20                11,240
VALIC Company II Money Market II Fund                      44         52,531             1.14 to 1.16                49,041
VALIC Company I Opportunities Fund                         45          1,892             0.55 to 0.56                   682
VALIC Company I Nasdaq-100(R) Index Fund                   46         44,583             0.48 to 0.48                13,855
Janus Adviser Worldwide Fund                               47         45,583             0.71 to 0.72                20,593
VALIC Company II Aggressive Growth Lifestyle Fund          48         12,407             1.24 to 1.26                17,168
VALIC Company II Moderate Growth Lifestyle Fund            49         22,514             1.29 to 1.31                29,049
VALIC Company II Conservative Growth Lifestyle Fund        50         10,245             1.30 to 1.32                16,528
Vanguard Lifestrategy Growth Fund                          52         43,436             1.14 to 1.15                43,125
Vanguard Lifestrategy Moderate Growth Fund                 53         50,500             1.15 to 1.16                50,950
Vanguard Lifestrategy Conservative Growth Fund             54         12,900             1.16 to 1.17                11,807
Evergreen Small Cap Value Fund                             55         36,556             1.36 to 1.38                23,233
Evergreen Growth & Income Fund                             56          2,590             0.89 to 0.90                 1,184
Evergreen Value Fund - Class A                             57          7,367             1.08 to 1.09                 4,306
VALIC Company II Core Bond Fund                            58          6,649             1.15 to 1.17                 9,516
VALIC Company II Strategic Bond Fund                       59          9,672             1.20 to 1.22                11,522
VALIC Company II High Yield Bond Fund                      60          9,314             1.06 to 1.07                12,331
Janus Fund                                                 61         68,441             0.62 to 0.63                27,488
INVESCO Growth Fund                                        62         27,608             0.36 to 0.37                 8,001
Credit Suisse Small Cap Growth Fund                        63         11,881             0.77 to 0.78                 4,309
MSIF Trust Mid Cap Growth Portfolio                        64         19,803             0.60 to 0.60                 6,438
Evergreen Special Equity Fund                              65          3,690             0.81 to 0.82                 1,247
SIT Small Cap Growth Fund                                  66         28,349             0.61 to 0.62                 7,258
SIT Mid Cap Growth Fund                                    67          7,942             0.56 to 0.56                 1,938
Ariel Fund                                                 68         44,692             1.26 to 1.26                19,367
Ariel Appreciation Fund                                    69         74,530             1.22 to 1.23                32,929
Lou Holland Growth Fund                                    70          4,407             0.87 to 0.87                 1,650
Dreyfus BASIC U.S. Mortgage Securities Fund                71         21,655             1.10 to 1.11                10,986
VALIC Company I Blue Chip Growth Fund                      72         20,375             0.79 to 0.79                10,383
VALIC Company I Health Sciences Fund                       73         51,088             0.91 to 0.91                23,897
VALIC Company I Value Fund                                 74             --             1.00 to 1.00                10,000




                                                                        FOR THE YEAR ENDED DECEMBER 31, 2001
                                                  ---------------------------------------------------------------------------------
                                                         INVESTMENT INCOME        EXPENSE RATIO TO               TOTAL RETURN
UNDERLYING FUND                                      RATIO TO AVG NET ASSETS *    AVG NET ASSETS **           LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company II Mid Cap Value Fund                         0.68%                       0.62%                 (2.57)%  to  (2.18)%
VALIC Company II Capital Appreciation Fund                   None                       0.40%                (22.05)%  to (21.73)%
VALIC Company II Large Cap Value Fund                       0.98%                       0.47%                 (2.55)%  to  (2.16%
VALIC Company II Socially Responsible Fund                  0.98%                       0.28%                (12.37)%  to (12.01)%
VALIC Company II Money Market II Fund                       3.41%                       0.66%                  2.92%   to   3.33%
VALIC Company I Opportunities Fund                           None                       1.03%                (31.17)%  to (30.89)%
VALIC Company I Nasdaq-100 (R) Index Fund                   0.12%                       0.98%                (33.16)%  to (32.88)%
Janus Adviser Worldwide Fund                                0.21%                       0.97%                (21.87)%  to (21.55)%
VALIC Company II Aggressive Growth Lifestyle Fund           1.32%                       0.43%                (13.13)%  to (12.77)%
VALIC Company II Moderate Growth Lifestyle Fund             3.01%                       0.46%                 (6.40)%  to  (6.02)%
VALIC Company II Conservative Growth Lifestyle Fund         5.97%                       0.43%                 (2.47)%  to  (2.08)%
Vanguard Lifestrategy Growth Fund                           2.25%                       0.98%                (10.00)%  to  (9.63)%
Vanguard Lifestrategy Moderate Growth Fund                  3.26%                       0.94%                 (5.62)%  to  (5.24)%
Vanguard Lifestrategy Conservative Growth Fund              4.34%                       1.04%                 (1.26)%  to  (0.86)%
Evergreen Small Cap Equity Income Fund                       None                       0.97%                 16.28%   to  16.75%
Evergreen Growth & Income Fund                               None                       1.01%                (15.68)%  to (15.34)%
Evergreen Value Fund - Class A                              0.72%                       0.98%                 (3.52)%  to  (3.13)%
VALIC Company II Core Bond Fund                             5.91%                       0.34%                  5.97%   to   6.40%
VALIC Company II Strategic Bond Fund                        7.69%                       0.43%                  9.72%   to  10.16%
VALIC Company II High Yield Bond Fund                       10.30%                      0.45%                  5.21%   to   5.64%
Janus Fund                                                   None                       0.97%                (26.85)%  to (26.55)%
INVESCO Growth Fund                                          None                       0.97%                (49.58)%  to (49.38)%
Credit Suisse Small Cap Growth Fund                          None                       0.97%                (13.94)%  to (13.60)%
MSIF Trust Mid Cap Growth Portfolio                          None                       0.96%                (30.49)%  to (30.20)%
Evergreen Special Equity Fund                                None                       0.96%                (10.12)%  to  (9.76)%
SIT Small Cap Growth Fund                                    None                       0.96%                (28.65)%  to (28.36)%
SIT Mid Cap Growth Fund                                      None                       0.98%                (34.06)%  to (33.79)%
Ariel Fund                                                  0.75%                       0.97%                 13.07%   to  13.53%
Ariel Appreciation Fund                                     0.43%                       0.97%                 15.07%   to  15.53%
Lou Holland Growth Fund                                      None                       0.97%                 (6.12)%  to  (5.74)%
Dreyfus BASIC U.S. Mortgage Securities Fund                 5.44%                       0.97%                  6.62%   to   7.05%
VALIC Company I Blue Chip Growth Fund                       0.13%                       0.97%                (15.12)%  to (14.78)%
VALIC Company I Health Sciences Fund                         None                       0.98%                 (9.10)%  to  (8.73)%
VALIC Company I Value Fund                                   None                       0.00%                  N/A

* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                                  CONTRACT FORM
                                    POTENTIA

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements Filed with Part B:

         (i) Audited Financial Statements - The Variable Annuity Life Insurance Company
              Report of Independent Auditors
              Consolidated Balance Sheets
              Consolidated Statements of Income
              Consolidated Statements of Changes in Stockholder Equity Consolidated Statements of Cash Flows
              Notes to Consolidated Financial Statements

         (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
              Statement of Net Assets
              Statement of Operations
              Statements of Changes in Net Assets
              Notes to Financial Statements
              Report of Independent Accountants

(b) Exhibits

1.         Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18,
           1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b).      Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable
           Annuity Life Insurance Company Board of Directors. Filed Herewith.

2.         Not Applicable.

3.         Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company,
           The Variable Annuity Life Insurance Company Separate Account A and A.G. Distributors, Inc. (2)

4(a).      Specimen Unallocated Group Contract GFVUA-600. (3)

4(b).      Specimen Section 403(b) Tax Sheltered Annuity Endorsement. (3)

5.         Specimen Application. (3)

6(a).      Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company. (1)

6(b).      Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance
           Company (as amended through April 28, 1989) effective March 28, 1990. (1)

6(c).      Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001.
           Filed Herewith.

7.         Not Applicable.

8(a).      (i) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (5)

           (ii) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam
           Mutual Funds Corp., effective August 18, 1997. (4)

8(b).      (i) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc.
           (5)

           (ii) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American
           Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (5)

           (iii) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance
           Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997. (2)

8(c).      (i) Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (6)

           (ii) Form of Participant Administrative Services Agreement between The Variable Annuity Life Insurance Company and Janus
           Service Corporation. (6)

           (iii) Form of Distribution and Shareholder Services Agreement between The Variable Annuity Life Insurance Company and
           Janus Distributors, Inc. (6)

9.         Opinion and Consent of Counsel. (3)

10.        Consent of Independent Auditors.

11.        Not Applicable.

12.        Not Applicable.

13.        Calculation of performance information. (3)

14.        Listing and diagram of all persons directly or indirectly controlled by or under control with Depositor. (Filed herewith)

15.        Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgment of participants who purchase
           Section 403(b) annuities with regard to these withdrawal restrictions. (7)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 14, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996.

(6) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of February 11, 2003 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                                 HELD WITH DEPOSITOR
-------------------                             ---------------------
Officer                            Title

Jay Wintrob*                       Director

Robert P. Condon                   Director, President and Chief Executive Officer

M. Kathleen Adamson                Director and Executive Vice President - Operations Administration
Mary L. Cavanaugh                  Director, Executive Vice President, General Counsel & Secretary
Randall W. Epright                 Executive Vice President & Chief Information Officer
N. Scott Gillis**                  Director, Senior Vice President & Controller
Michael J. Akers                   Director, Senior Vice President & Chief Actuary
Kathleen M. McCutcheon             Director and Senior Vice President - Human Resources
Lillian Calliman                   Senior Vice President - Information Technology
Evelyn Curran                      Senior Vice President - Product Development
David H. den Boer                  Senior Vice President & Chief Compliance Officer
Joseph G. Girgenti                 Senior Vice President - Sales Support
Traci P. Langford                  Senior Vice President - Institutional Marketing
Richard Lindsay                    Senior Vice President - Marketing
Thomas G. Norwood                  Senior Vice President - Broker/Dealer Operations
Brenda Simmons                     Senior Vice President - Client Contribution Services
Richard L. Bailey                  Vice President - Group Actuarial
Mary C. Birmingham                 Vice President - Group Plan Services
Gregory Stephen Broer              Vice President - Actuarial
Richard A. Combs                   Vice President - Actuarial
Neil J. Davidson                   Vice President - Actuarial
Terry B. Festervand                Vice President & Treasurer
Daniel Fritz                       Vice President - Actuarial
Robyn Galerston                    Vice President - Compliance
Marc Gamsin                        Vice President
Michael D. Gifford                 Vice President - Case Development
Glenn Harris                       Vice President - Operations
Joanne M. Jarvis                   Vice President - Sales Planning & Reporting
Joan M. Keller                     Vice President - Client Service Processing
Calvin King                        Vice President - North Houston CCC
Gary J. Kleinman                   Vice President
Edward P. Millay                   Vice President & Controller
Jamie L. Ohl                       Vice President - Account Management
Greg Outcalt                       Vice President
Rembert R. Owen, Jr.               Vice President & Assistant Secretary
V. Keith Roberts                   Vice President - Broker Dealer Operations
Linda C. Robinson                  Vice President - Group Plan Administration
Richard W. Scott                   Vice President & Chief Investment Officer
Paula K. Snyder                    Vice President - Marketing Communications
Cynthia S. Seeman                  Vice President - Account Management
Richard Turner                     Vice President - Retirement Services Tax
Dan Cricks                         Tax Officer
Kurt Bernlohr                      Assistant Secretary
Tracey E. Harris                   Assistant Secretary
Russell J. Lessard                 Assistant Secretary
Connie E. Pritchett                Assistant Secretary
Frederick J. Sdao                  Assistant Secretary
Katherine Stoner                   Assistant Secretary

* 1 SunAmerica Center, Los Angeles, California 90067-6022
** 21650 Oxnard Ave., Woodland Hills, California 91367

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see below. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.


                                                                                                        % OF VOTING
                                                                                                        SECURITIES OWNED
                                                                                 JURISDICTION OF        BY ITS IMMEDIATE
NAME OF CORPORATION*                                                             INCORPORATION          PARENT
--------------------------------------------------------------------------------------------------------------------------
American General Corporation                                                     Texas                  100%
--------------------------------------------------------------------------------------------------------------------------
     American General Bancassurance Services, Inc.                               Illinois               100%
--------------------------------------------------------------------------------------------------------------------------
         USMRP, Ltd.                                                             Turks & Caicos         100%
--------------------------------------------------------------------------------------------------------------------------
     AGC Life Insurance Company                                                  Missouri               100%
--------------------------------------------------------------------------------------------------------------------------
         AIG Life of Bermuda, Ltd.                                               Bermuda                100%
--------------------------------------------------------------------------------------------------------------------------
         American General Life and Accident Insurance Company                    Tennessee              100%
--------------------------------------------------------------------------------------------------------------------------
         American General Life Insurance Company                                 Texas                  100%
--------------------------------------------------------------------------------------------------------------------------
              American General Annuity Service Corporation                       Texas                  100%
--------------------------------------------------------------------------------------------------------------------------
              American General Enterprise Services, LLC                          Delaware               100%
--------------------------------------------------------------------------------------------------------------------------
              American General Equity Services Corporation                       Delaware               100%
--------------------------------------------------------------------------------------------------------------------------
              American General Life Companies, LLC                               Delaware               100%
--------------------------------------------------------------------------------------------------------------------------
              American General Life Insurance Company of New York                New York               100%
--------------------------------------------------------------------------------------------------------------------------
              The Variable Annuity Life Insurance Company                        Texas                  100%
--------------------------------------------------------------------------------------------------------------------------
                  VALIC Retirement Services Company                              Texas                  100%
--------------------------------------------------------------------------------------------------------------------------
                  VALIC Trust Company                                            Texas                  100%
--------------------------------------------------------------------------------------------------------------------------
     American General Property Insurance Company                                 Tennessee              51.85%**
--------------------------------------------------------------------------------------------------------------------------
         American General Property Insurance Company of Florida                  Florida                100%
--------------------------------------------------------------------------------------------------------------------------
     AIG Annuity Insurance Company                                               Texas                  100%
--------------------------------------------------------------------------------------------------------------------------
     North Central Life Insurance Company                                        Minnesota              100%
--------------------------------------------------------------------------------------------------------------------------
         North Central Caribbean Life, Ltd.                                      Nevis                  100%
--------------------------------------------------------------------------------------------------------------------------
     The Old Line Life Insurance Company of America                              Wisconsin              100%
--------------------------------------------------------------------------------------------------------------------------
     The United States Life Insurance Company in the City of New York            New York               100%
--------------------------------------------------------------------------------------------------------------------------

*Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

**Also owned 48.15% by American General Life and Accident Insurance Company.



ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2003, a date that falls within 90 days prior to the date of filing, VALIC Separate Account A offered the following Contracts in connection with this Registration Statement: 0 Non-Qualified Contracts and 153 Qualified Contracts.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) The following information is furnished with respect to each officer and director of AGDI. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

(c)

                                                                   POSITION AND OFFICES
                                                                     WITH UNDERWRITER
NAME AND PRINCIPAL                                                   AMERICAN GENERAL
BUSINESS ADDRESS                                                    DISTRIBUTORS, INC.
------------------                                                  ------------------
Robert P. Condon                                     Director, Chief Executive Officer and President

Mary L. Cavanaugh                                    Director and Assistant Secretary

David H. den Boer                                    Director, Senior Vice President and Secretary

Krien VerBerkmoes                                    Chief Compliance Officer

John Reiner                                          Chief Financial Officer and Treasurer

Robyn Galerston                                      Assistant Vice President-Sales Literature Review

Daniel R. Cricks                                     Tax Officer

James D. Bonsall                                     Assistant Treasurer

Kurt Bernlohr                                        Assistant Secretary

Tracey Harris                                        Assistant Secretary

Russell J. Lessard                                   Assistant Secretary

(c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

         The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

         1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

         3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

b. The Company hereby represents that the fees and charges deducted under these contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

       ADDITIONAL COMMITMENTS - WITHDRAWAL RESTRICTIONS FOR 403 (B) PLANS

The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

         (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

         (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

         (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

         (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

         (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

         (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

         (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

         (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

         (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

         (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

         (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April 2003.

                                   THE VARIABLE ANNUITY LIFE INSURANCE
                                   COMPANY SEPARATE ACCOUNT A
                                   (Registrant)

                               BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                   COMPANY
                                   (On behalf of the Registrant and itself)


                                BY:  /s/ Mary L. Cavanaugh
                                   __________________________________________
                                   Mary L. Cavanaugh
                                   Executive Vice President, General
                                   Counsel and Secretary

[SEAL]

ATTEST:   /s/ Katherine Stoner
         ______________________________________
             Katherine Stoner
             Assistant Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

        Signature                                  Title                               Date
        ---------                                  -----                               ----

/s/ Jay S. Wintrob
_______________________________             Director                           April 30, 2003
Jay S. Wintrob


/s/ Robert P. Condon
_______________________________             Director and Chief                 April 30, 2003
Robert P. Condon                            Executive Officer


/s/ M. Kathleen Adamson
_______________________________             Director                           April 30, 2003
M. Kathleen Adamson


/s/ Michael J. Akers
_______________________________             Director                           April 30, 2003
Michael J. Akers


/s/ Mary L. Cavanaugh
_______________________________             Director                           April 30, 2003
Mary L. Cavanaugh


/s/ N. Scott Gillis
_______________________________             Director                           April 30, 2003
N. Scott Gillis


/s/ Kathleen M. McCutcheon
_______________________________             Director                           April 30, 2003
Kathleen M. McCutcheon


/s/ Edward P. Millay
_______________________________             Vice President and                 April 30, 2003
Edward P. Millay                            Controller

                                INDEX TO EXHIBITS

EXHIBIT NO.

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001.

10.      Consents of Independent Auditors